As filed with the Securities and Exchange Commission on January 28, 2019

1933 Act File No. 002-69565

1940 Act File No. 811-03101

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 105 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 105 ☒

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on February 1, 2019 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calvert Floating-Rate Advantage Fund

Class A Shares - CFOAX Class I Shares - CFOIX Class R6 Shares - CFORX

Prospectus Dated
February 1, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (http://www.calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary	2	Investment Objective & Principal Policies and Risks	7
Investment Objective	2	About Responsible Investing	16
Fees and Expenses of the Fund	2	Management and Organization	17
Portfolio Turnover	2	Valuing Shares	18
Principal Investment Strategies	3	Purchasing Shares	18
Principal Risks	3	Sales Charges	22
Performance	5	Redeeming Shares	24
Management	6	Shareholder Account Features	25
Purchase and Sale of Fund Shares	6	Additional Tax Information	27
Tax Information	6	Financial Highlights	28
Payments to Broker-Dealers and Other Financial Intermediaries	6	Appendix A – The Calvert Principles for Responsible Investment	29
		Appendix B – Financial Intermediary Sales Charge Variations	31

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective

The Fund's investment objective is to provide a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Calvert funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 22 of this Prospectus and page19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees(1)	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses(2)	1.24%	1.24%	1.18%
Total Annual Fund Operating Expenses	2.20%	1.95%	1.89%
Expense Reimbursement(3)	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.83%	1.58%	1.52%
(1)	Management fees are charged on the Fund’s average daily gross assets and are estimated based on gross assets at the Fund’s most recent fiscal year end.
(2)	Includes estimated interest expenses and other borrowing costs of 0.81% based on the outstanding borrowings and related costs at the Fund’s most recent fiscal year end.

(3) Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s other expenses (excluding interest expense and other borrowing cost) in excess of 0.06% annually for each class. This expense reimbursement will continue through January 31, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense and other borrowing cost, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$554	$1,003	$1,478	$2,786
Class I shares	$161	$576	$1,018	$2,245
Class R6 shares	$155	$558	$987	$2,181

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund's inception on October 10, 2017 to September 30, 2018, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Calvert Floating-Rate Advantage Fund	2	Prospectus dated February 1, 2019

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Loans usually are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). The Fund also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as “leverage”).

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments. Other floating rate debt securities, fixed-income debt securities and money market instruments may include: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and commercial paper. Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities. Senior Loans and Junior Loans are referred to together herein as “loans.”

The Fund may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars. The Fund may engage in derivative transactions (such as futures contracts and options thereon, forward foreign currency exchange contracts and other currency hedging strategies, and interest rate swaps) to seek to hedge against fluctuations in currency exchange rates and interest rates. There is no stated limit on the Fund’s use of derivatives.

The Adviser seeks to maintain broad borrower and industry diversification among the Fund’s loans. When selecting loans, the Adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Loans may be sold, if in the opinion of the Adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities. In managing the Fund, the Adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to the Fund’s Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Credit Risk. Investments in loans and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Due to their lower place in the borrower’s capital structure, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Calvert Floating-Rate Advantage Fund	3	Prospectus dated February 1, 2019

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Borrowing Risk. Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer maturities are more sensitive to changes in interest rates than shorter maturity securities, causing them to be more volatile. Conversely, fixed income securities with shorter maturities will be less volatile but may provide lower returns than fixed income securities with longer maturities. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Calvert Floating-Rate Advantage Fund	4	Prospectus dated February 1, 2019

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect them or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Floating-Rate Advantage Fund	5	Prospectus dated February 1, 2019

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2017 through December 31, 2018, the highest quarterly total return for Class A was 1.54% for the quarter ended September 30, 2018 and the lowest quarterly return was -4.33% for the quarter ended December 31, 2018.

Average Annual Total Returns as of December 31, 2018	One Year	Life of Fund
Class A Return Before Taxes	-5.16%	-4.04%
Class A Return After Taxes on Distributions	-6.77%	-5.52%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-3.03%	-3.96%
Class I Return Before Taxes	-1.25%	-0.76%
Class R6 Return Before Taxes	-1.31%	-0.87%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	0.44%	1.08%

These returns reflect the maximum sales charge for Class A (3.75%). The Fund commenced operations on October 10, 2017. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”).

Portfolio Managers

Catherine C. McDermott, Vice President of CRM, has managed the Fund since April 2018.

Scott H. Page, Vice President of CRM, has managed the Fund since its inception in October 2017.

Craig P. Russ, Vice President of CRM, has managed the Fund since its inception in October 2017.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 219544, Kansas City, MO 64121-9544, or by calling 1-800-368-2745. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, $250,000 for Class I and $1,000,000 for Class R6 (waived in certain circumstances). There is no minimum for subsequent investments.

Calvert Floating-Rate Advantage Fund	6	Prospectus dated February 1, 2019

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Floating-Rate Advantage Fund	7	Prospectus dated February 1, 2019

Investment Objective & Principal Policies and Risks

The investment objective and principal investment policies and risks of the Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which the Fund may engage from time to time. See also “Strategies and Risks” in the Statement of Additional Information (“SAI”).

Definitions. As used herein, the following terms have the indicated meaning: “1940 Act” means the Investment Company Act of 1940, as amended; “1933 Act” means the Securities Act of 1933, as amended; “Code” means the Internal Revenue Code of 1986, as amended; “ERISA” means the Employee Retirement Income Security Act of 1974, as amended; and “investment adviser” means the Fund’s investment adviser but if the Fund is sub-advised, it refers to the sub-adviser(s) providing day-to-day management with respect to the investments or strategies discussed.

Loans.  Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion or the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity. Most loans are rated below investment grade or, if unrated, are of similar credit quality.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Certain loans (“senior loans”) hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Junior loans may be secured or unsecured subordinated loans, second lien loans and subordinated bridge loans. Floating-rate loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Floating-Rate loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan

Calvert Floating-Rate Advantage Fund	8	Prospectus dated February 1, 2019

agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Although the overall size and number of participants in the market for many loans has grown over the past decade, such loans continue to trade in a private, unregulated inter-dealer or inter-bank secondary market and the amount of available public information about loans may be less extensive than that available for registered or exchange listed securities. With limited exceptions, the investment adviser will take steps intended to insure that it does not receive material nonpublic information about the issuers of loans that also issue publicly traded securities. Therefore, the investment adviser may have less information than other investors about certain of the loans in which it seeks to invest. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold.  These restrictions may (i) impede the Fund’s ability to buy or sell loans, (ii) negatively impact the transaction price, (iii) impact the counterparty and/or credit risks borne by the Fund, (iv) impede the Fund’s ability to timely vote or otherwise act with respect to loans, (v) expose the Fund to adverse tax or regulatory consequences and/or (vi) result in delayed settlement of loan transactions. It may take longer than seven days for a transaction in loans to settle, which may impact the Fund’s process for meeting redemptions. See “Liquidity Risk.” This is partly due to the nature of manner in which loans trade and the contractual restrictions noted above, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent.  In light of the foregoing, the Fund may hold cash, sell investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.

Assignments of loans through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement. In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult to value the loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

In addition to the risks generally associated with debt instruments, such as credit, market, interest rate and liquidity risks, loans are also subject to the risk that the value of any collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. The Fund’s access to collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the investment.

Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate a loan to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of a loan including, in certain circumstances, invalidating a loan or causing interest previously paid to be refunded to the borrower. Any such actions by a court could negatively affect the Fund’s performance. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. Due to their lower place in the borrower’s capital structure and, in some cases, their unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower.

Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

Calvert Floating-Rate Advantage Fund	9	Prospectus dated February 1, 2019

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund is authorized to borrow to acquire additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return on such investments. The Fund has entered into a credit agreement (the “Agreement”) with a bank that currently permits the Fund to borrow approximately $45 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the higher of prime rate or the Federal Funds rate, or at a rate above LIBOR and is payable monthly. Under the terms of the Agreement, the Fund also pays facility and upfront fees. Successful use of a borrowing strategy depends on the Adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s credit arrangement, the lender may not be willing to extend further credit to the Fund, may reduce amounts available under the facility or may only be willing to lend at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed under the credit facility.

In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

Lower Rated Investments. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating agencies. In evaluating the quality of a particular investment, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating: the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security or other instrument by a rating agency does not reflect assessment of the volatility of its market value or liquidity. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular investment.

Because of the greater number of investment considerations involved in investing in investments that receive lower ratings, investing in lower rated investments depends more on the investment adviser’s judgment and analytical abilities than may be the case for investing in investments with higher ratings. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Calvert Floating-Rate Advantage Fund	10	Prospectus dated February 1, 2019

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer maturities are more sensitive to changes in interest rates than shorter maturity securities, causing them to be more volatile. Conversely, fixed income securities with shorter maturities will be less volatile but may provide lower returns than fixed income securities with longer maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). Variable and floating rate loans and securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating rate loans and securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Because the Fund holds variable and floating rate loans and securities, a decrease in market interest rates will reduce the interest income to be received from such securities. In the event that the Fund has a negative average portfolio duration, the value of the Fund may decline in a declining interest rate environment.

Credit Risk. Rating agencies are private services that provide ratings of the credit quality of certain investments. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Foreign Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.

The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed

Calvert Floating-Rate Advantage Fund	11	Prospectus dated February 1, 2019

time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad consistent with the Fund’s investment strategy and may include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Fund obligations created pursuant to derivative instruments may give rise to leverage, which would subject the Fund to the requirements described under “Asset Coverage” in the Fund’s SAI. The Fund may invest in a derivative transaction if it is permitted to own, invest in, or otherwise have economic exposure to the reference instrument. A reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The Fund may engage in derivative transactions to seek to hedge against fluctuations in currency exchange rates and interest rates. The Fund may trade in the specific types and/or combinations of derivative transactions listed below.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, market, tax and leverage risks. Certain derivatives may also be subject to credit risk and interest rate risk. In addition, derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that will continue to change derivatives markets as regulations are implemented. Additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot predict the effects of any new governmental regulation that may be implemented, and future regulation may impair the effectiveness of the Fund’s derivative transactions and its ability to achieve its investment objectives.

Calvert Floating-Rate Advantage Fund	12	Prospectus dated February 1, 2019

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“currency forward”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency.

Certain currency forwards may be individually negotiated and privately traded, exposing them to credit and counterparty risks. The precise matching of the currency forward amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Currency forwards are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying currency forwards. As a result, available information may not be complete.

Options. Options may be traded on an exchange and OTC. By buying a put option on a particular instrument, the Fund acquires a right to sell the underlying instrument at the exercise price. By buying a put option on an index, the Fund acquires a right to receive the cash difference between the strike price of the option and the index price at expiration. A purchased put position also typically can be sold at any time by selling at prevailing market prices. Purchased put options generally are expected to limit the Fund's risk of loss through a decline in the market value of the underlying security or index until the put option expires. When buying a put option, the Fund pays a premium to the seller of the option. If the price of the underlying security or index is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.

The Fund may also write (i.e., sell) put options. The Fund will receive a premium for selling a put option, which may increase the Fund's return. In selling a put option on a security, the Fund has the obligation to buy the security at an agreed upon price if the price of such instrument decreases below the exercise price. By selling a put option on an index, the Fund has an obligation to make a payment to the buyer to the extent that the value of the index decreases below the exercise price as of the option valuation date. If the value of the underlying security or index on the option’s expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

The Fund may purchase call options. By purchasing a call option on a security, the Fund has the right to buy the security at the option’s exercise price. By buying a call option on an index, the Fund acquires the right to receive the cash difference between the market price of the index and strike price at expiration. Call options typically can be exercised any time prior to option maturity or, sold at the prevailing market price.

The Fund may also write (i.e., sell) a call option on a security or index in return for a premium. A call written on a security obligates the Fund to deliver the underlying security at the option exercise price. Written index call options obligate the Fund to make a cash payment to the buyer at expiration if the market price of the index is above the option strike price. Calls typically can also be bought back by the Fund at prevailing market prices and the Fund also may enter into closing purchase transactions with respect to written call options. The Fund may write call options on securities that it owns (so-called covered calls).

The Fund’s options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of their underlying instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before markets for the underlying instruments, significant price and rate movements can take place in the markets that would not be reflected concurrently in the options markets.

The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. As the seller of a covered call option or an index call option, the Fund may forego, during the option’s life, the opportunity to profit from increases in the market value of the underlying instrument covering the call option above the sum of the premium received by the Fund and the exercise price of the call. The Fund also retains the risk of loss, minus the option premium received, should the price of the underlying instrument decline.

Participants in OTC markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. OTC option contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC options becomes restricted. The ability of the Fund to transact business with any one or a number of counterparties may increase the potential for losses to the Fund, due to the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement of the options.

Calvert Floating-Rate Advantage Fund	13	Prospectus dated February 1, 2019

Futures Contracts. Futures are standardized, exchange-traded contracts. Futures contracts on securities obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the financial instrument called for in the contract at a specified future date at a specified price. An index futures contract obligates the purchaser to take, and a seller to deliver, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions, and physical delivery of financial instruments or delivery of cash, as applicable, is thereby avoided. An option on a futures contract gives the holder the right to enter into a specified futures contract.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.

Credit Default Swaps. Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument.

Under a CDS, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. The Fund’s obligations under a CDS will be accrued daily (offset against any amounts owed to the Fund).

In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS may be difficult to value and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund may have difficulty, be unable or may incur additional costs to acquire any securities or instruments it is required to deliver under a CDS. The Fund many have limited ability to eliminate its exposure under a CDS either by assignment or other disposition, or by entering into an offsetting swap agreement. The Fund also may have limited ability to eliminate its exposure under a CDS if the reference instrument has declined in value.

Total Return Swaps. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a referenced asset during the specified period, in return for periodic payments from the other party that are based on a fixed or variable interest rate or the total return of the referenced asset or another referenced asset. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.

Leverage. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund.

The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Calvert Floating-Rate Advantage Fund	14	Prospectus dated February 1, 2019

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Convertible Securities. A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or dividends paid until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more debt-like. This is particularly true of convertible securities issued by companies in the financial services sector.

The value of a convertible security may be influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Preferred Stock.  Preferred stock is a class of equity security that pays a specified dividend that typically must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of the issuer’s liquidation. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Dividend payments on preferred stocks may be subordinate to interest payments on the issuer’s debt obligations. Certain preferred stocks may be convertible to common stock. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Preferred stocks are subject to issuer-specific and market risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Hybrid Securities. Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance, and/or the tax character of the instrument’s distributions. Hybrid securities generally do not have voting rights or have limited voting rights. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments.

Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including issuer-specific events, credit spreads and, for convertible securities, factors affecting the securities into which they convert. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation.

Restricted Securities. The Fund may invest in securities that are legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions.

Calvert Floating-Rate Advantage Fund	15	Prospectus dated February 1, 2019

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Equity Securities. Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for U.S. federal income tax purposes. The Fund cannot predict the income it might receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.

The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Cash and Money Market Instruments. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an affiliated investment company that invests in such instruments. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market instruments temporarily, which may be inconsistent with its investment objective(s) and other policies.

Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Forward Commitments and When-Issued Securities. The Fund may purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction.

The yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made, however, until payment is received or delivery is made from the other party to the transaction. These transactions may create leverage in the Fund.

U.S. Treasury and Government Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. U.S. Government agency securities (“Agency Securities”) include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency, instrumentality or enterprise.

Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.

Calvert Floating-Rate Advantage Fund	16	Prospectus dated February 1, 2019

Because of their high credit quality and market liquidity, U.S. Treasury and Agency Securities generally provide a lower current return than obligations of other issuers. While the U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Converting to Master-Feeder Structure. The Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular investments or close derivative positions at an advantageous market price. Funds that invest in foreign investments, derivatives, or investments with substantial market and/or credit risk tend to have greater exposure to liquidity risk. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. It also may be more difficult to value such investments. These effects may be exacerbated during times of financial or political stress. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.

The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments means any investments that the Fund’s investment adviser reasonably expects cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.

Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests.

Calvert Floating-Rate Advantage Fund	17	Prospectus dated February 1, 2019

General.  The Fund's 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. Shareholders of the Fund will receive 60 days' advance written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy. With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks.

About Responsible Investing

Investment Selection Process

CRM seeks to invest in issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Issuers are analyzed using The Calvert Principles for Responsible Investment (included as Appendix A to this Prospectus), a framework for considering ESG factors. Each issuer is evaluated relative to an appropriate peer group based on material ESG factors as determined by CRM. CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis. In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment. Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria. In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation. If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund. The responsible investment criteria of a Fund may be changed by the Board without shareholder approval.

The Fund may invest in a fixed-income or floating-rate security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria. If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s guidelines, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above or in the SAI, the Fund may invest in cash, cash equivalents and exchange-traded funds (“ETFs”). Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Calvert Floating-Rate Advantage Fund	18	Prospectus dated February 1, 2019

Direct Dialogue with Company Management. CRM, or its agent, may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern. Because the Fund invests primarily in loans and debt securities, it does not generally have standing to engage companies by voting proxies, filing shareholder resolutions and other forms of engagement typically available to equity holders. When other Calvert funds hold equity interests in companies whose loan or debt securities are held by the Fund, CRM may take actions on behalf of those funds including, but not limited to, voting proxies, filing shareholder resolutions and/or actions to complement CRM's engagement efforts on behalf of the Fund.

Management and Organization

Management. The Fund’s investment adviser is Calvert Research and Management (“CRM”), a subsidiary of Eaton Vance Management (“Eaton Vance”). Eaton Vance, Inc. (“EV”) serves as trustee of CRM. Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. CRM’s address is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110. Eaton Vance and its affiliates currently manage over $420 billion on behalf of mutual funds, institutional clients and individuals.

The Fund’s semi-annual shareholder report covering the fiscal period ended March 31 will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

Under its investment advisory agreement with the Fund, CRM receives a monthly advisory fee equal to the average daily gross assets of the Fund. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. The fee is applied on the basis of the following categories:

Average Daily Gross Assets for the Month	Annual Fee Rate
Up to and including $1 billion	0.4800%
In excess of $1 billion	0.4300%

For the period from the start of business, October 10, 2017, to September 30, 2018, the effective rate of the investment advisory fee paid to CRM, based on average daily net assets of the Fund, was 0.57% (annualized).

Catherine C. McDermott, Scott H. Page and Craig P. Russ, Vice Presidents of CRM, are co-portfolio managers of the Fund. Mr. Page and Mr. Russ are Vice Presidents of CRM, have been employed by the Eaton Vance organization for more than five years, have served as portfolio managers of the Fund since it commenced operations in 2017 and also manage other funds and portfolios. Ms. McDermott is a Vice President of CRM, has been employed by the Eaton Vance organization for more than five years, has served as portfolio manager of the Fund since April 2018 and also manages other funds.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund share.

CRM serves as administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, each Class of the Fund is authorized to pay CRM a monthly administrative fee equal to 0.12% annually of average daily net assets. For the period from the start of business, October 10, 2017, to September 30, 2018, the administrative fee paid to CRM by each Class of a Fund was 0.12% (annualized) of average daily net assets.

Eaton Vance provides sub-transfer agency and related services to Calvert mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives an aggregate fee from such funds equal to its actual expenses incurred in performing such services.

Organization. The Fund is a series of Calvert Management Series, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Calvert Floating-Rate Advantage Fund	19	Prospectus dated February 1, 2019

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). If trading on the Exchange is halted for the day before the scheduled close of regular trading the Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. Pursuant to the procedures, independent pricing services are used to value most loans and other debt obligations at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser may use the fair value of a security or loan if a security or a loan is not priced by a pricing services, a pricing service’s price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased. The Adviser has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

Set forth below is information about the manner in which the Fund offers shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also “Shareholder Account Features – ‘Street Name’ Accounts.” For the variations applicable to shares offered through certain financial intermediaries, please see Appendix B – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that the order is complete and contains all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland.  The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter. The Fund does not issue share certificates.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts (“IRAs”) are not employer sponsored retirement plans for purposes of this definition.

Calvert Floating-Rate Advantage Fund	20	Prospectus dated February 1, 2019

Class A Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including employer sponsored retirement plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with CRM, its affiliates and certain Fund service providers (as described in the SAI).

Class I Shares

Your initial investment must be at least $250,000, except as noted below. Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. The Fund offers other share classes that have different fees and expenses.  Class I shares also are offered to investment and institutional clients of CRM and its affiliates and certain persons affiliated with CRM.

The Class I minimum initial investment is waived for persons affiliated with CRM, its affiliates and certain Fund service providers (as described in the SAI). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; (iv) Class I shares purchased through the brokerage platforms described above; and (v) accounts of clients of financial intermediaries who (a) charge an ongoing fee for advisory, investment, consulting or similar services, or (b) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform (in each case, as described above), provided the total value of such accounts invested in Class I shares of Calvert funds is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Calvert Shareholder Services at 1-800-368-2745 to be assigned an account number. You may request an account application by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Shareholder Services must be advised by telephone of each additional investment by wire.

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Calvert organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time. Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Calvert Shareholder Services at 1-800-368-2745 to be assigned an account number. You may request an account application by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Shareholder Services must be advised by telephone of each additional investment by wire.

Calvert Floating-Rate Advantage Fund	21	Prospectus dated February 1, 2019

Subsequent Investments. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account provided such investments equal a minimum of $200 per year. You can establish bank automated investing on the account application or by providing written instructions to the Fund’s transfer agent. Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time) for further information.

You also may make additional investments by accessing your account via the Calvert website at www.calvert.com. The trade date of purchases made through the Internet from a pre-designated bank account will be the day the purchase is requested through the Calvert website (provided the request is on a business day and submitted no later than the close of regular trading on the Exchange). For more information about purchasing shares through the Internet, please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time).

Inactive Accounts. In accordance with state “unclaimed property” (also known as “escheatment”) laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state if no account activity or contact with the Fund or your financial intermediary occurs within a specified period of time. Please initiate contact a least once per calendar year and maintain a current and valid mailing address on record for your account. For more information, please see https://www.calvert.com/mutual-funds-and-abandoned-property.php or please contact us at 1-800-368-2745.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain loans or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares.  “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence.  Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, the Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of the Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

Calvert Floating-Rate Advantage Fund	22	Prospectus dated February 1, 2019

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•	transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
•	transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
•	transactions made by model-based discretionary advisory accounts;
•	transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or
•	transactions in shares of Calvert Ultra-Short Duration Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses. A share class also may be subject to a sales charge. In choosing the class of shares that suits your investment needs, you should consider:

•	how long you expect to own your shares;
•	how much you intend to invest; and
•	the total operating expenses associated with owning each class.

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares to purchase. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 3.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares are also offered to investment and institutional clients of CRM and its affiliates, and certain persons affiliated with CRM (including employees, officers and directors of CRM’s affiliates). Class I shares do not pay distribution or service fees.

Calvert Floating-Rate Advantage Fund	23	Prospectus dated February 1, 2019

Class R6 shares are offered at net asset value to employer sponsored retirement plans and certain other investors as described under “Class R6 Shares” above. Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to financial intermediaries.

Payments to Financial Intermediaries. In addition to payments disclosed under “Sales Charges” below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Calvert funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Calvert funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Calvert funds and are compensated for such services by the funds, provided that no such compensation is paid with respect to Class R6 shares. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00**	0.00**	TIERED**
*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. The principal underwriter will pay a commission to financial intermediaries on sales of $1 million or more as follows: 0.80% on amounts of $1 million or more but less than $2 million; plus 0.64% on amounts of $2 million or more but less than $3 million; plus 0.40% on amounts of $3 million or more but less than $50 million; plus 0.20% on amounts of $50 million or more but less than $100 million; plus 0.12% on amounts of $100 million or more. A CDSC of up to 0.80% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Calvert fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including employer sponsored retirement plans and IRAs) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Calvert Floating-Rate Advantage Fund	24	Prospectus dated February 1, 2019

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement. If during the 13-month period you redeem any of the shares that you purchased pursuant to the statement of intention, the value of the redeemed shares will not be included for purposes of satisfying your statement of intention. For additional information about statements of intention, see “Sales Charges” in the SAI.

Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) employer sponsored retirement plans. Class A shares also are offered at net asset value to investment and institutional clients of CRM and its affiliates; certain persons affiliated with CRM; direct purchases of shares by accounts where no financial intermediary is specified; and to certain fund service providers as described in the SAI. Class A shares are also offered at net asset value to shareholders who make a permitted direct transfer or roll-over to a Calvert prototype IRA from an employer-sponsored retirement plan previously invested in Calvert funds (applicable only to the portion previously invested in Calvert funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Class A shares may also be purchased at net asset value pursuant to the exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information. The Fund may eliminate, modify or add to the terms of these sales charge waivers at any time without providing notice to shareholders.

Contingent Deferred Sales Charge. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 0.80% contingent deferred sales charge or “CDSC” if redeemed within 18 months of purchase. The CDSC is generally paid to the principal underwriter. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions or to return excess contributions made to IRAs, if applicable. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. In some circumstances, the Board of Trustees may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other changes by the Fund.

Distribution and Service Fees. Class A shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and generally the financial intermediary receives such fees immediately after the sale. Such amounts are generally paid to financial intermediaries by the principal underwriter based on the value of shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority, Inc.

More information about Fund sales charges is available free of charge on the Calvert website at www.calvert.com and in the SAI. Please consult the Calvert website for any updates to Fund sales charge information before making a purchase of Fund shares. Please consult your financial intermediary with respect to any sales charge variations listed on Appendix B.

Calvert Floating-Rate Advantage Fund	25	Prospectus dated February 1, 2019

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; or transaction requests from an account beneficiary when an account owner is deceased. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	Certain shareholders can redeem by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
By Internet	Certain shareholders can redeem by logging on to the Calvert website at www.calvert.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
For Additional Information	Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling 1-800-368-2745. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Fund's transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your redemption to be effected at that day’s net asset value. Redemption proceeds are reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.

Redemption proceeds typically are paid to the redeeming shareholder in cash up to two business days after the redemption, but payment could take up to seven days, as permitted by the 1940 Act for the reasons discussed below. The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.

If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (“NSCC”) to settle redemptions either one business day or two business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.

Calvert Floating-Rate Advantage Fund	26	Prospectus dated February 1, 2019

If your shares are held directly with the Fund's transfer agent, redemptions normally will be settled in one business day after the redemption date and redemption proceeds will be sent by regular mail on such date. However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States. While not currently charged by the Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. You may redeem all or a portion of the shares from your account on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.

The Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. A shareholder who wishes to receive redemption proceeds in-kind must notify the Fund on or before submitting the redemption request by calling 1-800-368-2745. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold. There can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors. Additional information about redemptions in-kind, including the procedures for submitting such redemption requests, is contained in the Fund’s SAI.

If your account value falls below $750, you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed at net asset value and the proceeds sent to you.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

• Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
• Partial Reinvest Option	Dividends and short-term capital gains are paid in cash* and long-term capital gains are reinvested in additional shares.
• Cash Option	Distributions are paid in cash.*
• Exchange Option	Distributions are reinvested in additional shares of any class of another Calvert fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.
*	If any distribution check remains uncashed for six months, CRM reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested.

Information about the Fund. From time to time, you may receive the following:

•	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•	Periodic account statements, showing recent activity and total share balance.
•	Tax information needed to prepare your income tax returns.
•	Proxy materials, in the event a shareholder vote is required.
•	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.calvert.com.

The Calvert funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and

Calvert Floating-Rate Advantage Fund	27	Prospectus dated February 1, 2019

additionally in the SAI. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Calvert website (www.calvert.com). Portfolio holdings information that is filed with the SEC is posted on the Calvert website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Calvert website approximately ten business days after the period and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Calvert fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Except as described below, any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. Class C shares are not permitted to be exchanged to Class A shares unless the CDSC has expired and the exchange is made to facilitate the shareholder's participation in a fee-based advisory program. See also Appendix B to this prospectus.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.calvert.com or call 1-800-368-2745. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Calvert website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Calvert Floating-Rate Advantage Fund	28	Prospectus dated February 1, 2019

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens an account with the Fund and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Calvert Shareholder Services at 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund expects to declare any distributions daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any Fund-level tax, for the Fund to make a special income and/or capital gains distribution at the end of the calendar year. Your account will be credited with distributions beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of ordinary income.

Distributions of the Fund’s investment income and net realized short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains (net gains from investments held for more than one year) will generally be taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned (or is treated as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. The Fund’s distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.

The net investment income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is generally a taxable transaction.

Investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

Calvert Floating-Rate Advantage Fund	29	Prospectus dated February 1, 2019

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. In addition, the IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the SAI.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local and other taxes to an investment.

Calvert Floating-Rate Advantage Fund	30	Prospectus dated February 1, 2019

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Period Ended September 30,
	2018(1)
	Class A	Class I	Class R6
Net asset value - Beginning	$10.00	$10.00	$10.00
Income From Investment Operations:
Net investment income(2)	0.38	0.40	0.37
Net realized and unrealized loss	(0.06)	(0.06)	(0.04)
Total from investment operations	0.32	0.34	0.33
Distributions from:
Net investment income	(0.35)	(0.37)	(0.37)
Total distributions	(0.35)	(0.37)	(0.37)
Total decrease in net asset value	(0.03)	(0.03)	(0.04)
Net asset value, ending	$9.97	$9.97	$9.96
Total Return(3)	3.25%(4)	3.48%(4)	3.35%(4)
Ratios to average net assets:(5)
Total expenses	2.48%(6)(7)	2.06%(6)(7)	1.74%(6)(7)
Net expenses	2.13%(6)(7)	1.67%(6)(7)	1.44%(6)(7)
Net investment income	3.93%(6)	4.10%(6)	3.81%(6)
Portfolio Turnover	35%(4)	35%(4)	35%(4)
Net assets, ending (in thousands)	$3,090	$26,452	$52,592
(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees and other borrowing costs of 1.07% for Class A, 0.91% for Class I and 0.69% for Class R6.

Calvert Floating-Rate Advantage Fund	31	Prospectus dated February 1, 2019

Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers. The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of operations and practices on the environment
•	Manage water scarcity and ensure efficient and equitable access to clean sources
•	Mitigate impact on all types of natural capital
•	Diminish climate-related risks and reduce carbon emissions
•	Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data
•	Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights
•	Promote diversity and gender equity across workplaces, marketplaces and communities
•	Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards
•	Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•	Provide responsible stewardship of capital in the best interests of shareholders and debtholders
•	Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity
•	Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy
•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners
•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with demonstrated responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•	Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.
•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
Calvert Floating-Rate Advantage Fund	32	Prospectus dated February 1, 2019

•	Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
•	Demonstrate poor governance or engage in harmful or unethical practices.
•	Manufacture tobacco products.
•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.
•	Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.
•	Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
•	Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Floating-Rate Advantage Fund	33	Prospectus dated February 1, 2019

Appendix B

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this Prospectus. Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary. All variations described below are applied by, and the responsibility of, the identified financial intermediary. Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through the intermediary identified below should read the terms and conditions of the variations carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•	Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A  and Class C Shares

The CDSC payable on redemptions of Class A  and Class C will be waived in connection with:

•	Shares sold on the death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”
•	Shares sold to return excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above
•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)
Calvert Floating-Rate Advantage Fund	34	Prospectus dated February 1, 2019

•	An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform. In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period
•	Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•	The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

Calvert Floating-Rate Advantage Fund	35	Prospectus dated February 1, 2019

Fund Purchases through Ameriprise Financial (Class A Sales Charge Waivers)

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Charge Waivers on Class A Shares:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).
•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Calvert Floating-Rate Advantage Fund	36	Prospectus dated February 1, 2019

Fund Purchases through Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Calvert Floating-Rate Advantage Fund	37	Prospectus dated February 1, 2019

Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

•	Breakpoints as described in this Prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Calvert Floating-Rate Advantage Fund	38	Prospectus dated February 1, 2019

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports (collectively, the “reports”). In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the reports on Calvert’s website at www.calvert.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-368-2745
website: www.calvert.com

You will find and may copy information about the Fund (including the Statement of Additional Information and reports): at the SEC’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Calvert Shareholder Services or the Fund transfer agent, DST Asset Manager Solutions, Inc. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address: Calvert Funds P.O. Box 219544 Kansas City, MO 64121-9544	Overnight Mailing Address: Calvert Funds 430 West 7th Street Kansas City, MO 64105-1407	Phone Number: 1-800-368-2745 Monday – Thursday 9:00 a.m. – 5:30 p.m. ET Friday 9:00 a.m. – 5:00 p.m. ET

The Fund's Investment Company Act No. is 811-03101.
27380 2.1.19	© 2019 Calvert Research and Management

Printed on recycled paper.

Calvert Ultra-Short Duration Income NextShares

Ticker CRUSC

Listing Exchange: The NASDAQ Stock Market LLC

Prospectus Dated
February 1, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (https://www.calvert.com/nextshares-documents), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a financial advisor, broker-dealer or bank).

You may elect to receive all future Fund shareholder reports in paper free of charge. You can contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus

	Page		Page
Fund Summary		Investment Objective & Principal Policies and Risks	10
Investment Objective	2	About Responsible Investing	21
Fees and Expenses of the Fund	2	Additional Information about NextShares	22
Portfolio Turnover	2	Management and Organization	24
Principal Investment Strategies	2	Prior Related Performance of Similarly Managed Fund	24
About NextShares	3	How Net Asset Value is Determined	25
Principal Risks	4	Buying and Selling Shares	25
Performance	7	Distribution	28
Management	7	Portfolio Holdings Disclosure	29
Purchases and Sales of Fund Shares	7	Fund Distributions	29
Tax Information	9	Additional Tax Information	29
Payments to Broker-Dealers and Other Financial Intermediaries	9	Financial Highlights	31
		Appendix A - The Calvert Principles for Responsible Investment	32

NextShares® are a new type of actively managed fund that differ from traditional mutual funds and exchange-traded funds. Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system. Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. Investing in NextShares involves certain risks as described in this Prospectus. NextShares funds began trading in February 2016 and have a limited operating history.

This Prospectus contains important information about the Fund.
Please save it for reference.

Fund Summary

Listing Exchange: The NASDAQ Stock Market LLC

Investment Objective

The Fund's investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	1.55%
Total Annual Fund Operating Expenses	1.93%
Expense Reimbursement(2)	(1.54)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.39%

(1) Includes interest expense of 0.01%.

(2)	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.38%. This expense reimbursement will continue through January 31, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the Fund provides a return of 5% each year, that Fund operating expenses remain the same and that any reimbursement arrangement remains in place for the contractual period. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$456	$898	$2,128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From the period from the Fund’s inception on January 10, 2018 to September 30, 2018, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating-rate securities) and securities with durations of less than or equal to one year (“80% Policy”). The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. The Fund generally defines ultra-short duration securities as those with durations of less than or equal to one year.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Calvert Ultra-Short Duration Income NextShares	2	Prospectus dated February 1, 2019

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.

The Fund may invest in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).

Under normal circumstances, the Fund will invest in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), including distressed instruments that are in default. The Fund’s investment in such instruments is limited to 15% of its net assets.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”). The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may also lend its securities.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation strategies in their management of the Fund. The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to the Fund’s Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.

About NextShares®

NextShares are a new type of actively managed exchange-traded product operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). NextShares funds began trading in February 2016 and have a limited operating history. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from the fund. As a new type of fund, NextShares initially may be offered by a limited number of Brokers. Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”), which is normally determined as of the close of regular market trading each business day. Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See “Purchases and Sales of Fund Shares” below for important information about how to buy and sell shares.

How NextShares Compare to Mutual Funds. Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds. Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Calvert Ultra-Short Duration Income NextShares	3	Prospectus dated February 1, 2019

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag (the impact of uninvested cash on performance) in connection with investor inflows and outflows; and (d) lower fund capital gains distributions. Because NextShares do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs. Similar to exchange-traded funds (“ETFs”), NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) and trade throughout the day on an exchange. Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Different from ETFs, NextShares do not offer opportunities to transact intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund investors against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve portfolio instruments not used in creations and redemptions, the need for full portfolio holdings disclosure to achieve tight markets in NextShares is eliminated. The NAV-based trading employed for NextShares provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders. This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them. For more information, see “Additional Information about NextShares” in this Prospectus.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market's expectations for higher U.S. economic growth and inflation.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities, causing them to be more volatile. Conversely, fixed income securities with shorter durations will be less volatile but may provide lower returns than fixed income securities with longer durationsdurations. Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund. The impact of interest rate changes on the value of floating-rate securities is typically reduced by periodic interest rate resets. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

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Credit Risk. Investments in debt securities (including bonds) and loans (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities. In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Preferred Stock Risk. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. Loans

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may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible

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investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect them or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Management

Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”).

Portfolio Managers

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since its inception in January 2018.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since its inception in January 2018.

Purchases and Sales of Fund Shares

Buying and Selling Shares in the Secondary Market. Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am to 4:00 pm eastern time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Buying and selling Fund shares is similar in most respects to buying and selling ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares. Buyers and sellers submit trade orders through their Brokers. The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trade, member firms and market data services. Completed trades in Fund shares clear and settle just like ETF trades and listed stock trades, with settlement normally occurring on the second following business day (T+2). Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

Trading in Fund shares differs from buying and selling ETFs and listed stocks in four respects:

•	how intraday prices of executed trades and bids and offers posted by market makers are expressed;
•	how to determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;
•	what limit orders mean and how limit prices are expressed; and
•	how and when the final price of executed trades is determined.

Intraday Prices and Quote Display Format. The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price. As noted above, the Fund’s NAV is normally determined as of the close of regular market trading each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.” A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date. If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

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Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on certain Broker terminals using the Fund’s ticker symbol. Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02). Historical information about the Fund’s trading costs and trading spreads is provided on its webpage on calvert.com.

Sizing Buy and Sell Orders. NextShares may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders. In share-based orders, you specify the number of fund shares to buy or sell. Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share. To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”). IIVs can be accessed on the Fund’s webpage at calvert.com and may also be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00). And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (≈ $15,000 ÷ $19.97).

Because IIVs are estimates and will generally differ from NAV, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Limit Orders. A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better. In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price. By using limit orders, buyers and sellers of NextShares can control their trading costs in a manner not available for ETFs.

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Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades. The premium or discount to NAV at which Fund shares trade is locked in at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day. If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. NextShares do not offer investors the opportunity to buy and sell intraday at currently (versus end-of-day) determined prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day. Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

Transactions Directly with the Fund. The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. For more information, see “Buying and Selling Shares.”

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), you should be aware that the Fund’s investment adviser (or one of its affiliates) may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective & Principal Policies and Risks

The investment objective and principal investment policies and risks of the Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which the Fund may engage from time to time. See also “Strategies and Risks” in the Statement of Additional Information (“SAI”).

Definitions. As used herein, the following terms have the indicated meaning: “1940 Act” means the Investment Company Act of 1940, as amended; “1933 Act” means the Securities Act of 1933, as amended; “Code” means the Internal Revenue Code of 1986, as amended; “ERISA” means the Employee Retirement Income Security Act of 1974, as amended; and “investment adviser” means the Fund’s investment adviser but if the Fund is sub-advised, it refers to the sub-adviser(s) providing day-to-day management with respect to the investments or strategies discussed.

Fixed-Income Securities and Other Debt Instruments. Fixed-income securities and other debt instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities and other debt instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations. Fixed-income securities and other debt instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Duration. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. Various techniques may be used to shorten or lengthen Fund duration.

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Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities, causing them to be more volatile. Conversely, fixed income securities with shorter durations will be less volatile but may provide lower returns than fixed income securities with longer durations. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Funds with short average durations may own individual investments that have longer durations than the average duration of the Fund.

Credit Risk. Rating agencies are private services that provide ratings of the credit quality of certain investments. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations. If an instrument is rated differently by two or more rating agencies, the highest rating will be used for any Fund rating restrictions.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets other than mortgages, such as home equity loans, automobile receivables or credit card receivables. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income asset (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. A structured asset-backed security is a multiclass instrument that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans.

Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many asset-backed securities, which increases the risk of depreciation due to future increases in market interest rates. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities

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may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as interest rate risk, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value. If a structured asset-backed security is subordinated to other classes backed by the same pool of collateral, the likelihood that it will make payments of principal may be substantially limited.

Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors.

MBS issued by non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, the risk of prepayment may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature.

CMOs are subject to the same types of risks affecting MBS as described above. CMOs with complex or highly variable prepayment terms generally entail greater market and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited. The structure of certain CMO interests held by the Fund may cause the Fund to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments.

Stripped Securities. Stripped Securities (“Strips”) are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of assets. Some structures may have a class that receives only interest from the underlying assets, interest-only (“IO”) class, while another class may receive only principal, principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. In addition to Strips issued by the U.S. Government, its agencies or instrumentalities, Strips may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities.

Strips are particularly sensitive to changes in interest rates because these changes may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. While the U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have a measurably adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities.

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Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as loans for hotels, shopping centers, office buildings and apartment buildings. Generally, the interest and principal payments on these loans are passed on to investors in CMBS according to a schedule of payments.

CMBS are subject to the risks described under “Asset-Backed Securities” above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans and are therefore different from the risks of other types of mortgage-backed securities. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

U.S. Treasury and Government Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. U.S. Government agency securities (“Agency Securities”) include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency, instrumentality or enterprise.

Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.

Because of their high credit quality and market liquidity, U.S. Treasury and Agency Securities generally provide a lower current return than obligations of other issuers. While the U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Convertible Securities. A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or dividends paid until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more debt-like. This is particularly true of convertible securities issued by companies in the financial services sector.

The value of a convertible security may be influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Preferred Stock.  Preferred stock is a class of equity security that pays a specified dividend that typically must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of the issuer’s liquidation. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Dividend payments on preferred stocks may be subordinate to interest payments on the issuer’s debt obligations. Certain preferred stocks may be convertible to common stock. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Preferred stocks are subject to issuer-specific and market risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

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Municipal Obligations. Municipal obligations include general obligation bonds, notes, floating-rate notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

General obligation bonds issued by municipalities can be adversely affected by economic downturns and the resulting decline in tax revenues, pension funding risk, other post-employment benefit risk, budget imbalances, taxing ability risk, lack of political willpower and federal funding risk, among others. Many municipal obligations permit the issuer at its option to “call”, or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions and, if an investment is called in a declining interest rate environment, the proceeds from the called bond may have to be reinvested at a lower interest rate. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

Loans.  Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion or the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity. Most loans are rated below investment grade or, if unrated, are of similar credit quality.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Certain loans (“senior loans”) hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Junior loans may be secured or unsecured subordinated loans, second lien loans and subordinated bridge loans. Floating-rate loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the

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apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Although the overall size and number of participants in the market for many loans has grown over the past decade, such loans continue to trade in a private, unregulated inter-dealer or inter-bank secondary market and the amount of available public information about loans may be less extensive than that available for registered or exchange listed securities. With limited exceptions, the investment adviser will take steps intended to insure that it does not receive material nonpublic information about the issuers of loans that also issue publicly traded securities. Therefore, the investment adviser may have less information than other investors about certain of the loans in which it seeks to invest. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold.  These restrictions may (i) impede the Fund’s ability to buy or sell loans, (ii) negatively impact the transaction price, (iii) impact the counterparty and/or credit risks borne by the Fund, (iv) impede the Fund’s ability to timely vote or otherwise act with respect to loans, (v) expose the Fund to adverse tax or regulatory consequences and/or (vi) result in delayed settlement of loan transactions. It may take longer than seven days for a transaction in loans to settle, which may impact the Fund’s process for meeting redemptions. See “Liquidity Risk.” This is partly due to the nature of manner in which loans trade and the contractual restrictions noted above, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent.  In light of the foregoing, the Fund may hold cash, sell investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.

Assignments of loans through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement. In the event the borrower defaults, the Fund may not directly benefit from the collateral supporting the loan (if any) in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. No active trading market may exist for certain loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a loan and which may make it difficult to value the loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

In addition to the risks generally associated with debt instruments, such as credit, market, interest rate and liquidity risks, loans are also subject to the risk that the value of any collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. The Fund’s access to collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the investment.

Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate a loan to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of a loan including, in certain circumstances, invalidating a loan or causing interest previously paid to be refunded to the borrower. Any such actions by a court could negatively affect the Fund’s performance. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. Due to their lower place in the borrower’s capital structure and, in some cases, their unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower.

Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Lower Rated Investments. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the

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rating agencies. In evaluating the quality of a particular investment, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating: the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security or other instrument by a rating agency does not reflect assessment of the volatility of its market value or liquidity. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular investment.

Because of the greater number of investment considerations involved in investing in investments that receive lower ratings, investing in lower rated investments depends more on the investment adviser’s judgment and analytical abilities than may be the case for investing in investments with higher ratings. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Investments in obligations rated below investment grade and comparable unrated securities (sometimes referred to as “junk”) generally entail greater economic, credit and liquidity risks than investment grade securities. Lower rated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities. Trading in certain foreign markets is also subject to liquidity risks.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market including depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which evidence ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, currency risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and may be less liquid.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Costs are incurred in connection with conversions between currencies.

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The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Eurodollar and Yankee Dollar Instruments. The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.

These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry many of the same risks as investing in foreign investments, as well as additional risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions that might adversely affect the repayment of principal and the payment of interest.

Restricted Securities. The Fund may invest in securities that are legally restricted as to resale (such as those issued in private placements), including commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. The Fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions.

Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. It may be difficult to sell restricted securities at a price representing fair value until such time as the securities may be sold publicly. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Holdings of restricted securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad consistent with the Fund’s investment strategy and may include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Fund obligations created pursuant to derivative instruments may give rise to leverage, which would subject the Fund to the requirements described under “Asset Coverage” in the Fund’s SAI. The Fund may invest in a derivative transaction if it is permitted to own, invest in, or otherwise have economic exposure to the reference instrument. A reference instrument could be a security, instrument, index, currency, commodity, economic indicator or event (“reference instruments”). The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts. The Fund may engage in options transactions for hedging purposes and/or to manage the Funds' cash position. The Fund may also invest in foreign currency exchange contracts for hedging purposes. The Fund may trade in the specific types and/or combinations of derivative transactions listed below.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, market, tax and leverage risks. Certain derivatives may also be subject to credit risk and interest rate risk. In addition, derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options,

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are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulations require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that will continue to change derivatives markets as regulations are implemented. Additional future regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. Fund management cannot predict the effects of any new governmental regulation that may be implemented, and future regulation may impair the effectiveness of the Fund’s derivative transactions and its ability to achieve its investment objectives.

Futures Contracts. Futures are standardized, exchange-traded contracts. Futures contracts on securities obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the financial instrument called for in the contract at a specified future date at a specified price. An index futures contract obligates the purchaser to take, and a seller to deliver, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions, and physical delivery of financial instruments or delivery of cash, as applicable, is thereby avoided. An option on a futures contract gives the holder the right to enter into a specified futures contract.

Options. Options may be traded on an exchange and OTC. By buying a put option on a particular instrument, the Fund acquires a right to sell the underlying instrument at the exercise price. By buying a put option on an index, the Fund acquires a right to receive the cash difference between the strike price of the option and the index price at expiration. A purchased put position also typically can be sold at any time by selling at prevailing market prices. Purchased put options generally are expected to limit the Fund's risk of loss through a decline in the market value of the underlying security or index until the put option expires. When buying a put option, the Fund pays a premium to the seller of the option. If the price of the underlying security or index is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options on securities, meaning it will not own the securities underlying the option.

The Fund may also write (i.e., sell) put options. The Fund will receive a premium for selling a put option, which may increase the Fund's return. In selling a put option on a security, the Fund has the obligation to buy the security at an agreed upon price if the price of such instrument decreases below the exercise price. By selling a put option on an index, the Fund has an obligation to make a payment to the buyer to the extent that the value of the index decreases below the exercise price as of the option valuation date. If the value of the underlying security or index on the option’s expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

The Fund may purchase call options. By purchasing a call option on a security, the Fund has the right to buy the security at the option’s exercise price. By buying a call option on an index, the Fund acquires the right to receive the cash difference between the market price of the index and strike price at expiration. Call options typically can be exercised any time prior to option maturity or, sold at the prevailing market price.

The Fund may also write (i.e., sell) a call option on a security or index in return for a premium. A call written on a security obligates the Fund to deliver the underlying security at the option exercise price. Written index call options obligate the Fund to make a cash payment to the buyer at expiration if the market price of the index is above the option strike price. Calls typically can also be bought back by the Fund at prevailing market prices and the Fund also may enter into closing purchase transactions with respect to written call options. The Fund may write call options on securities that it owns (so-called covered calls).

The Fund’s options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of their underlying instruments, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before markets for the underlying instruments, significant price and rate movements can take place in the markets that would not be reflected concurrently in the options markets.

Calvert Ultra-Short Duration Income NextShares	18	Prospectus dated February 1, 2019

The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. As the seller of a covered call option or an index call option, the Fund may forego, during the option’s life, the opportunity to profit from increases in the market value of the underlying instrument covering the call option above the sum of the premium received by the Fund and the exercise price of the call. The Fund also retains the risk of loss, minus the option premium received, should the price of the underlying instrument decline.

Participants in OTC markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. OTC option contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC options becomes restricted. The ability of the Fund to transact business with any one or a number of counterparties may increase the potential for losses to the Fund, due to the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement of the options.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“currency forward”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency.

Certain currency forwards may be individually negotiated and privately traded, exposing them to credit and counterparty risks. The precise matching of the currency forward amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Currency forwards are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying currency forwards. As a result, available information may not be complete.

Leverage. Certain types of Fund transactions may give rise to economic leverage, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund.

The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular investments or close derivative positions at an advantageous market price. Funds that invest in securities of companies with substantial market and/or credit risk tend to have greater exposure to liquidity risk. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. It also may be more difficult to value such investments. These effects may be exacerbated during times of financial or political stress. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.

The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments means any investments that the Fund’s investment adviser reasonably expects cannot be sold or disposed of in seven calendar days or less under then-current market conditions without the sale or disposition significantly changing the market value of the investment.

Zero Coupon and Deep Discount Bonds and Payment-in-Kind (“PIK”) Securities. Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. Deep discount bonds also are issued at a discount from face value, but may make periodic interest payments at a below market interest rate.

Calvert Ultra-Short Duration Income NextShares	19	Prospectus dated February 1, 2019

PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment.

The Fund is required to accrue income from zero coupon and deep discount bonds and PIK securities on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Such distributions could reduce the Fund’s cash position and require it to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Cash and Money Market Instruments. The Fund may invest in cash or money market instruments, including high quality short-term instruments or an investment company that invests in such instruments. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market instruments temporarily, which may be inconsistent with its investment objective(s) and other policies.

Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Repurchase Agreements. A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. Repurchase agreements that mature in more than seven days will be treated as illiquid. When a repurchase agreement is entered into, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered into to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement.

In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. Repurchase agreements may create leverage in the Fund.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the investment adviser, and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.

Calvert Ultra-Short Duration Income NextShares	20	Prospectus dated February 1, 2019

Borrowing. The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

In addition, the Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

Market Trading. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for Fund shares will develop or be maintained, or that the listing of Fund shares will continue unchanged. Buying and selling Fund shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of Fund shares may be above, at or below NAV, will fluctuate in relation to NAV based on supply and demand in the market for Fund shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells Fund shares at a greater discount or narrower premium than the one at which he or she acquired the Fund shares. Fund shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants. The Fund may have a limited number of active Authorized Participants. To the extent that Authorized Participants withdraw and are not replaced, Fund shares may trade at wider premiums/discounts to NAV and may possibly face delisting.

Contingent Pricing Risk.  Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests.

General.  The Fund's 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change. Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days' advance written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s), principal investment strategies and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the SAI. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time. Purchase and redemption activities by Fund investors may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one

Calvert Ultra-Short Duration Income NextShares	21	Prospectus dated February 1, 2019

or more large investors or groups of investors of their holdings in the Fund could have an adverse impact on the remaining investors in the Fund. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy. With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks.

About Responsible Investing

The responsible investment criteria for the Fund are described below. CRM seeks to invest in issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Issuers are analyzed using The Calvert Principles for Responsible Investment (included as Appendix A to this Prospectus), a framework for considering ESG factors. Each issuer is evaluated relative to an appropriate peer group based on material ESG factors as determined by CRM. CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis. In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment. Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria. In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation. If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund. The responsible investment criteria of the Fund may be changed by the Board without shareholder approval.

The Fund may invest in a fixed-income or floating-rate security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria. If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s guidelines, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, or in the SAI, the Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Direct Dialogue with Company Management. CRM, or its agent, may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern. Because the Fund invests primarily in debt securities, it does not generally have standing to engage companies by voting proxies, filing shareholder resolutions and other forms of engagement typically available to equity holders. When other Calvert funds hold equity interests in companies whose debt securities are held by the Fund, CRM may take actions on behalf of those funds including, but not limited to, voting proxies, filing shareholder resolutions and/or actions to complement CRM's engagement efforts on behalf of the Fund.

Additional Information about NextShares

Description of NextShares. The Fund operates pursuant to an exemptive order issued by the SEC granting Eaton Vance NextShares Trust (the “NextShares Trust”) and Eaton Vance Management (“Eaton Vance”) an exemption from certain provisions of the 1940 Act. Because CRM is a wholly-owned subsidiary of Eaton Vance, it may rely on Eaton Vance's exemptive order. NextShares operate as follows:

•	NextShares are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles;
•	NextShares funds value their shares at the end of each business day by dividing the current value of fund assets, less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);
•	Investors may purchase and sell shares of a NextShares fund on a national securities exchange or alternative trading system through a Broker. Individual shares may not be directly purchased or redeemed from the issuing fund;
•	Trading prices of NextShares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all trades are executed at the fund’s next computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.
Calvert Ultra-Short Duration Income NextShares	22	Prospectus dated February 1, 2019

For each NextShares trade, the final transaction price is determined once NAV is computed. Buyers and sellers will not know the value of their purchases and sales until the end of the trading day. See “Buying and Selling Shares” below;

•	The premium or discount to NAV at which NextShares transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. NextShares do not offer the opportunity to transact intraday at prices determined at time of trade execution;
•	NextShares issue and redeem shares only in transactions by or through Authorized Participants in designated Creation Unit blocks of shares in exchange for the Basket of securities, other instruments and/or cash currently specified by the fund. Transactions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of investors. NextShares issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the fund’s cost of processing the transaction and converting the Basket to or from the desired composition. See “Buying and Selling Shares” below; and
•	Prior to the beginning of market trading each business day, each NextShares fund will disclose the Basket that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of Creation Units on that day. See “Buying and Selling Shares” below. The Basket is not intended to represent current holdings and may vary significantly from the fund’s current portfolio positioning.

NextShares funds seek to enhance their performance by utilizing a cost- and tax-efficient structure and by maintaining the confidentiality of current portfolio trading information. NextShares are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between NextShares and ETFs and mutual funds.

Investors should be aware that the investments made, and performance results achieved by NextShares funds may differ from those of other funds for which CRM (or an affiliate) acts as investment adviser, including funds with similar names, investment objectives and policies.

How NextShares Compare to Mutual Funds. Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next determined NAV. NextShares, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket. Unlike NextShares, mutual fund shares do not trade on an exchange. Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds. Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency. More specifically:

•	NextShares have a single class of shares with no sales loads or distribution and service (12b-1) fees;
•	Because they are set up to take advantage of the highly efficient share processing system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, NextShares are expected to operate with lower transfer agency expenses than incurred by most mutual funds;
•	Unlike most mutual funds, NextShares are designed to protect fund performance from dilution in connection with investor inflows and outflows. For mutual funds, the costs of accommodating investor flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons. In the NextShares structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares; and
•	The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. NextShares funds generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash. To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains. By avoiding this adverse tax effect, NextShares that utilize in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash. Not all NextShares funds may meet redemptions in kind. NextShares funds that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

How NextShares Compare to ETFs. Similar to ETFs, NextShares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange. Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV using NAV-based trading. As described above, in NAV-based trading, all trades are executed at NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Different from ETFs, NextShares do not offer opportunities to transact intraday based on currently (versus end-of-day) determined prices. Buyers and Sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Calvert Ultra-Short Duration Income NextShares	23	Prospectus dated February 1, 2019

•	Different from ETFs, NextShares offer market makers a profit opportunity that does not require the management of intraday market risk. To realize profits from NextShares market making, a market maker holding positions in NextShares accumulated intraday need only transact with the fund to purchase (or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close;
•	Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund investors against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in NextShares is eliminated;
•	Like ETFs, only an Authorized Participant may transact directly with a NextShares fund. A fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting; and
•	Different from conventional ETF trading, the NAV-based trading employed for NextShares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders. This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known to individual investors and cannot be controlled by them.

Management and Organization

Management. The Fund’s investment adviser is Calvert Research and Management (“CRM”), a subsidiary of Eaton Vance. Eaton Vance, Inc. (“EV”) serves as trustee of CRM. Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. CRM’s address is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110. Eaton Vance and its affiliates currently manage over $420 billion on behalf of mutual funds, institutional clients and individuals.

The Fund’s semi-annual shareholder report covering the fiscal period ending March 31, 2019 will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and administrative agreement.

CRM manages the investments of the Fund and also serves as administrator to the Fund, providing administrative services and related office facilities. The fees payable by the Fund for investment management services are described below. The fees payable by the Fund for administrative services are 0.12% of the Fund’s average daily net assets per annum.

Average Daily Net Assets for the Month	Annual Fee Rate
First $1 billion	0.26%
All assets above $1 billion	0.25%

For the period from the start of business, January 10, 2018, to September 30, 2018, the effective rate of investment advisory fees and administrative services fees paid to CRM was 0.26% and 0.12% of average daily net assets, respectively (annualized).

The portfolio managers of the Fund are Vishal Khanduja and Brian S. Ellis. Mr. Khanduja manages other Calvert funds and is a Vice President of CRM. Prior to joining CRM on December 31, 2016, he was a Portfolio Manager and Head of Taxable Fixed Income at Calvert Investment Management, Inc. (“CIM”) since July 2012. Mr. Ellis manages other Calvert funds and is a Vice President of CRM. Prior to joining CRM on December 31, 2016, he was a Portfolio Manager and a member of the Taxable Fixed Income Team at CIM since May 2012.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

NextShares Operations Agreement. The Fund has entered into an agreement with CRM pursuant to which CRM will provide the Fund with services required to operate NextShares in accordance with the exemptive order obtained by Eaton Vance and the NextShares Trust. Pursuant to the agreement, CRM will receive a monthly fee at a rate of 0.05% annually of the aggregate average net assets of the NextShares funds sponsored by CRM (“Covered Assets”), which is reduced for Covered Assets of $10 billion and above.

Calvert Ultra-Short Duration Income NextShares	24	Prospectus dated February 1, 2019

Distributor. Foreside Fund Services, LLC, (the “Distributor”) is the Fund’s distributor. The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Organization. The Fund is a series of Calvert Management Series, a Massachusetts business trust (the “Trust”). The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Prior Related Performance of Similarly Managed Fund

CRM is also the investment adviser to Calvert Ultra-Short Duration Income Fund, a registered open-end investment company that has substantially the same investment objective, policies and strategies as the Fund (the “similarly managed fund”).  CRM does not manage any other accounts with substantially the same investment objective, policies and strategies as the Fund. Set forth below is performance information for the similarly managed fund. This performance information is provided to illustrate the past performance of CRM in managing a substantially similar investment mandate and should not be considered as an indication of future performance of the Fund or CRM. The performance shown below reflects the deduction of the total expenses (net of expense reimbursement) of Class I shares of the similarly managed fund (including the investment advisory fee), which are higher than the estimated total expenses of the fund (net of expense reimbursement). If the similarly managed fund had been subject to the same fees and expenses as the Fund, the performance shown below would have been higher. Performance results for Class I shares of the similarly managed fund prior to January 31, 2014 (the Class I shares’ inception date) reflect the performance of Class A shares of the similarly managed fund at net asset value (“NAV”). Performance prior to December 31, 2016 reflects the performance of the similarly managed fund’s prior adviser, Calvert Investment Management, Inc. Moreover, although the Fund is managed in a style that is substantially similar to that of the similarly managed fund, the Fund will not have the same performance as the similarly managed fund. The Fund’s performance may vary from that of the similarly managed fund due to factors including differences in the funds’ expenses, cash flows and portfolio size.

The performance of the similarly managed fund is shown in the table below for the stated periods ended December 31, 2018.  Also shown is the performance of a broad-based securities index used as the benchmark for the similarly managed fund.

Average Annual Total Return as of December 31, 2018	One Year	Five Years	Ten Years
Calvert Ultra-Short Duration Income Fund(1)	1.88%	1.44%	2.02%
Bloomberg Barclays 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)(2)	1.90%	0.75%	0.62%
(1)
Assets	in the similarly managed fund as of December 31, 2018 were approximately $

887.3 million.

(2)	Investors cannot invest directly in an Index.

How Net Asset Value is Determined

The Fund values its shares once each day that the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time). If trading on the NYSE is halted for the day before the scheduled close of regular trading the Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the NYSE. The net asset value is determined by dividing the current value of the Fund’s assets less liabilities by the number of Fund shares outstanding. The Fund’s calculated NAV may be rounded to the nearest cent prior to publishing. As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at the Fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Investors transacting in Fund shares will be informed of their final trade price after the Fund’s NAV is determined at the end of the trading day.

The Board of Trustees has adopted procedures for valuing investments and has delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, independent pricing services are used to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased. The Adviser has established a Valuation Committee that oversees the valuation of investments.

Calvert Ultra-Short Duration Income NextShares	25	Prospectus dated February 1, 2019

Buying and Selling Shares

Trading in the Secondary Market. Shares of the Fund are listed and available for trading on the Listing Exchange during its core trading session (generally 9:30 am until 4:00 pm eastern time). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. There can be no guarantee that an active trading market will develop or be maintained, or that the Fund’s listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell Fund shares in the secondary market, you will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

The premium or discount to NAV at which the Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. The cost to buy shares (i.e., premium to NAV) will generally increase when there is an imbalance of buyers over sellers and as the costs of creating Creation Units increase. The cost to sell shares (i.e., discount below NAV) will generally increase when there is an imbalance of sellers over buyers and as the costs of redeeming Creation Units increase. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV. Trading premiums and discounts to the Fund’s NAV may be significant. Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the trading history of Fund shares is available on the Fund’s website at www.calvert.com. Each business day, the website displays the prior business day’s NAV and the following trading information for such day:

•	intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV;
•	the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV;
•	the spread between highest bid and lowest offer prices as of the close of exchange trading; and
•	volume of shares traded.

The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time. This trading information is intended to provide useful information to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is generally open for trading Monday through Friday of each week, except that it is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A “Business Day” with respect to the Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.

In accordance with state “unclaimed property” (also known as “escheatment”) laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state if no account activity or contact with your financial intermediary occurs within a specified period of time. Please initiate contact a least once per calendar year and maintain a current and valid mailing address on record for your account.

Shares of the Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Calvert Ultra-Short Duration Income NextShares	26	Prospectus dated February 1, 2019

Intraday Indicative Values. At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of the Fund’s current portfolio value will be disseminated. The IIV calculations are estimates of the real-time value of the Fund’s underlying holdings based on current market prices and should not be viewed as a projection of NAV, which is calculated only once a day. The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount. Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. IIVs may deviate from NAVs for various reasons, including use by the IIV agent of different pricing sources than used to calculate NAVs and/or difficulty pricing portfolio instruments on an intraday basis. Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility. Neither the Fund, the Trust nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.

Creations and Redemptions. The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an Authorized Participant agreement with the Distributor. A creation transaction, which is subject to acceptance by the Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into the Fund the Basket of securities, other instruments and/or cash that the Fund specifies for that day.

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from the Fund’s current portfolio. Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of the Fund and its investors, other portfolio positions may be excluded from the Basket. The Fund’s Basket will be available on the Fund’s website each day. Whenever portfolio positions are excluded from the Basket, the Basket may (but is not required to) include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions. See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the SAI. By not disclosing its full holdings currently, the Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above, provided that the Fund may permit an Authorized Participant to deliver or receive cash in lieu of some or all of the Basket instruments in limited circumstances as described under “Buying and Selling Shares – Payment” in the SAI. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form, plus or minus the applicable transaction fee (see “Transaction Fees” below). Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in this Prospectus, the Authorized Participant agreement, order form and SAI are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person). See “Additional Tax Information” for information regarding taxation of transactions in Creation Units.

The Fund will comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

An Authorized Participant must be either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant, and must have executed an Authorized Participant agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may occur. Brokers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Brokers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Calvert Ultra-Short Duration Income NextShares	27	Prospectus dated February 1, 2019

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time. When considering that no restriction on frequent purchases and redemptions is necessary, the Board of Trustees of the Trust (the “Board”) evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, the Fund charges transaction fees on purchases and redemptions that are designed to protect the Fund from the associated dilution (see “Transaction Fees” below). Given the Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time the Fund by investors will materially harm the Fund or its investors.

Transaction Fees. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact trading costs) incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the investment adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fee will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing investors from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among NextShares funds and may vary over time for the Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry. Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of the Fund. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies. The Fund is a registered investment company under the 1940 Act. Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC. The NextShares Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1)(A), of the 1940 Act, subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares.

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund.

All orders to purchase Creation Units of the Fund must be placed with State Street Bank and Trust Company, the Transfer and Dividend Disbursing Agent (the “Transfer Agent”) by or through an Authorized Participant, and it is the responsibility of the Transfer Agent to transmit such orders to the Fund. The Transfer Agent furnishes to those placing such orders confirmation that the orders have been accepted, but the Transfer Agent may reject any order that is not submitted in proper form.

The Distributor is responsible for delivering a copy of the Fund's Prospectus to Authorized Participants purchasing Creation Units and the Transfer Agent and the Distributor are responsible for maintaining records of the orders placed and any confirmations of acceptance furnished. In addition, the Custodian will maintain a record of the instructions given to the Fund to implement the delivery of Creation Units.

The investment adviser (or one of its affiliates) may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of the Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by the Fund. Rather, such payments are made by the investment adviser (or one of its affiliates) from its own resources. A financial intermediary may make decisions about which

Calvert Ultra-Short Duration Income NextShares	28	Prospectus dated February 1, 2019

investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend the Fund over another investment.

To the extent permitted by applicable law or relevant exchange rules, the Fund may in the future, but is not required to, participate in certain market maker incentive programs of a national securities exchange pursuant to which CRM or one of its affiliates would pay a fee to the exchange to be used for the purpose of incentivizing one or more market makers to enhance the liquidity and quality of the secondary market for Fund shares. The fee would be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to Fund shares. Each market maker incentive program is subject to approval by the SEC. Any such fee payments made to an exchange will be made by CRM or one of its affiliates from its own resources and will not be paid by the Fund.

Portfolio Holdings Disclosure

The Calvert funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning fund characteristics. A description of these policies and procedures is provided below and in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

A list of the Fund’s portfolio holdings as of each month end is posted to the Calvert website (www.calvert.com) approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation by market sector or geography) at least quarterly on the Calvert website approximately ten Business Days after the period end. The Fund may also post performance attribution as of a month end or more frequently if deemed appropriate. In addition, the Fund files with the SEC annual and semiannual reports on Form N-CSR and reports on Form N-Q as of the end of the first and third fiscal quarters, each containing a list of the portfolio holdings. The Fund’s reports on Form N-CSR and Form N-Q may be viewed on the SEC’s website (www.sec.gov) and the Calvert website approximately 60 days after quarter end.

The Fund’s actual holdings on a particular day may vary significantly from the most recent publicly disclosed portfolio composition. As described above under “Additional Information about NextShares – How NextShares Compare to ETFs,” the Fund does not disclose portfolio holdings daily. The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings.

Fund Distributions

The Fund expects to declare dividend distributions monthly, and intends to distribute any net realized capital gains annually. Dividend payments may not be paid if Fund expenses exceed Fund income for the period. It may also be necessary, in order to qualify for favorable tax treatment and to avoid any Fund-level tax, for the Fund to make a special income and/or capital gains distribution at the end of the calendar year. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will generally be automatically reinvested in additional shares of the Fund purchased in the secondary market.

Additional Tax Information

The Fund intends to declare distributions monthly, and to distribute any net realized capital gains (if any) annually. It may also be necessary for the Fund to make a special income and/or capital gains distribution at the end of the calendar year. Distributions of income and net short-term capital gains generally will be taxable as ordinary income. Distributions of net gains from investments held for more than one year, if any, are generally taxable at long-term capital gain rates. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Different classes may distribute different amounts. The Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund’s NAV reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares is generally a taxable transaction.

Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received). Persons redeeming

Calvert Ultra-Short Duration Income NextShares	29	Prospectus dated February 1, 2019

Creation Units will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid).

The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales.” In such a case, the basis of the Creation Units will be adjusted to reflect the disallowed loss. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized by a shareholder upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The net investment income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on ordinary dividend income paid under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. In addition, the IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Fund pays. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local, foreign and other taxes to an investment.

Calvert Ultra-Short Duration Income NextShares	30	Prospectus dated February 1, 2019

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

Period Ended September 30,
2018(1)
Net asset value, beginning	$10.00
Income from investment operations:
Net investment income(2)	0.16
Net realized and unrealized loss	–––(3)
Total from investment operations	0.16
Distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Total increase in net asset value	0.01
Net asset value, ending	$10.01
Total return(4)	1.57%(5)
Ratios to average net assets:(6)
Total expenses	1.93%(7)(8)
Net expenses	0.39%(7)(8)
Net investment income	2.24%(7)
Portfolio turnover	64%(5)
Net assets, ending (in thousands)	$10,014
(1)	For the period from the start of business, January 10, 2018, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than ($0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of 0.01% for the period from the start of business, January 10, 2018, to September 30, 2018.

Calvert Ultra-Short Duration Income NextShares	31	Prospectus dated February 1, 2019

Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers. The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of operations and practices on the environment
•	Manage water scarcity and ensure efficient and equitable access to clean sources
•	Mitigate impact on all types of natural capital
•	Diminish climate-related risks and reduce carbon emissions
•	Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data
•	Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights
•	Promote diversity and gender equity across workplaces, marketplaces and communities
•	Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards
•	Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•	Provide responsible stewardship of capital in the best interests of shareholders and debtholders
•	Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity
•	Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy
•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners
•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with demonstrated responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•	Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.
•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
Calvert Ultra-Short Duration Income NextShares	32	Prospectus dated February 1, 2019

•	Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
•	Demonstrate poor governance or engage in harmful or unethical practices.
•	Manufacture tobacco products.
•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.
•	Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.
•	Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
•	Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Ultra-Short Duration Income NextShares	33	Prospectus dated February 1, 2019

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports (collectively, the “reports”). In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the reports on Calvert’s website at www.calvert.com or by contacting the Fund:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544
1-800-368-2745

You will find and may copy information about the Fund (including the Statement of Additional Information and reports): at the SEC’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520, or by electronic mail at publicinfo@sec.gov.

The Fund's Investment Company Act No. is 811-03101.	NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.
27257 2.1.19	© 2019 Calvert Research and Management

Printed on recycled paper.

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2019

Calvert Floating-Rate Advantage Fund

Class A Shares - CFOAX  Class I Shares - CFOIX  Class R6 Shares - CFORX

1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
1-800-368-2745

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Calvert Management Series. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Sales Charges	19
Investment Restrictions	4	Disclosure of Portfolio Holdings and Related Information	20
Management and Organization	6	Taxes	21
Investment Advisory and Administrative Services	12	Portfolio Securities Transactions	29
Other Service Providers	16	Financial Statements	31
Calculation of Net Asset Value	16	Additional Information About Investment Strategies	31
Purchasing and Redeeming Shares	17

Appendix A: Class A Fees and Ownership	62	Appendix D: Ratings	65
Appendix B: Class I	63	Appendix E: Calvert Funds Proxy Voting Policy and Procedures	74
Appendix C: Class R6 Ownership	64	Appendix F: Adviser Proxy Voting Policies and Procedures	76

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 2019, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-368-2745.

© 2019 Calvert Research and Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means Board of Trustees or Board of Directors, as applicable;

“Calvert family of funds” means all registered investment companies advised or administered by Calvert Research and Management (“CRM”, “Calvert”, the “Adviser” or the “investment adviser”);

“Calvert funds” means the mutual funds advised by CRM;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Calvert Management Series, of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment strategy, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type or practice that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment type or practice. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)	√
Auction Rate Securities
Build America Bonds
Call and Put Features on Securities
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√
Contingent Convertible Securities
Convertible Securities	√
Calvert Floating-Rate Advantage Fund	2	SAI dated February 1, 2019

Investment Type	Permitted for or Relevant to the Fund
Credit Linked Securities
Derivative Instruments and Related Risks	√
Derivative-Linked and Commodity-Linked Hybrid Instruments
Direct Investments
Emerging Market Investments
Equity Investments	√
Equity-Linked Securities
Event-Linked Securities
Exchange-Traded Funds (“ETFs”)	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions	√
Foreign Investments	√
Forward Foreign Currency Exchange Contracts	√
Forward Rate Agreements
Futures Contracts	√
Hybrid Securities	√
Illiquid Securities	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	√
Junior Loans	√
Liquidity or Protective Put Agreements
Loans	√
Lower Rated Investments	√
Master Limited Partnerships (“MLPs”)
Money Market Instruments	√
Mortgage-Backed Securities (“MBS”)	√
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√
Participation Notes
Pooled Investment Vehicles	√
Preferred Stock	√
Real Estate Investments
Repurchase Agreements	√
Residual Interest Bonds
Restricted Securities	√
Calvert Floating-Rate Advantage Fund	3	SAI dated February 1, 2019

Investment Type	Permitted for or Relevant to the Fund
Reverse Repurchase Agreements
Rights and Warrants	√
Senior Loans	√
Short Sales
Special Equities Investments
Stripped Securities
Structured Notes	√
Swap Agreements	√
Swaptions	√
Trust Certificates
U.S. Government Securities	√
Unlisted Securities
Variable Rate Instruments
Venture Capital Limited Partnerships
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes	√
Borrowing for Temporary Purposes	√
Credit Spread Trades
Cybersecurity Risk	√
Diversified Status	√
Duration
Index Tracking
Loan Facility	√
Operational Risk	√
Portfolio Turnover	√
Securities Lending	√
Short-Term Trading
Significant Exposure to Global Energy Solutions Companies
Significant Exposure to Smaller Companies
Significant Exposure to Technology Companies
Significant Exposure to Water Companies

Calvert Floating-Rate Advantage Fund	4	SAI dated February 1, 2019

As part of its interest in fostering innovative ESG initiatives, the Fund may invest up to 1% of its net assets in the High Social Impact Investments program. High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact. The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return. High Social Impact debt obligations are unrated and of below-investment grade quality, and involve a greater risk of default and price decline than investment grade investments. High Social Impact Investments are illiquid and a Fund may be unable to dispose of them at the price at current carrying values. The Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(5)	Make loans to other persons except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;
(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, the Fund may:

(8)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

The following nonfundamental investment policy has been adopted by the Fund. A nonfundamental investment policy may be changed by the Board with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

•	make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short.
Calvert Floating-Rate Advantage Fund	5	SAI dated February 1, 2019

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by CRM or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.

The Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy set forth above.

Calvert Floating-Rate Advantage Fund	6	SAI dated February 1, 2019

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 1825 Connecticut Avenue, NW, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “CRM” refers to Calvert Research and Management, “Eaton Vance” refers to Eaton Vance Management, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of CRM and Eaton Vance. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Calvert Funds in Fund Complex Overseen By Trustee	Other Directorships Held During Last Five Years
Interested Trustee
John H. Streur 1960	Trustee and President	Since 2015	President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Executive Officer of Calvert Investments Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012). Mr. Streur is an interested person because of his positions with CRM and certain affiliates.	39

Portfolio 21 Investments, Inc. (asset management) (through October 2014)

Managers Investment Group LLC (asset management) (through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Impact Capital, Inc.

Noninterested Trustees
RICHARD L. BAIRD, JR. 1948	Trustee	Since 1980	Regional Disaster Recovery Lead, America Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	39	None
ALICE GRESHAM BULLOCK 1950	Chair and Trustee	Since 2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	39	None
Calvert Floating-Rate Advantage Fund	7	SAI dated February 1, 2019

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Calvert Funds in Fund Complex Overseen By Trustee	Other Directorships Held During Last Five Years
CARI M. DOMINGUEZ 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	39	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1948	Trustee	Since 1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	39	Calvert Impact Capital, Inc. (through December 31, 2018) Calvert Ventures, LLC
MILES D. HARPER, III 1962	Trustee	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999-September 2014).	39	Bridgeway Funds (9) (asset management) (through December 31, 2018)
JOY V. JONES 1950	Trustee	Since 2016	Attorney.	39	Conduit Street Restaurants SUD 2 Limited Palm Management Restaurant Corporation
ANTHONY A. WILLIAMS 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).	39

Freddie Mac

Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Centers Debt Reduction Task Force

Chesapeake Bay Foundation

Catholic University of America

Urban Institute (research organization)

Calvert Floating-Rate Advantage Fund	8	SAI dated February 1, 2019

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
MAUREEN A. GEMMA 1960	Secretary, Vice President and Chief Legal Officer	Since 2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 175 registered investment companies advised or administered by Eaton Vance.
JAMES F. KIRCHNER 1967	Treasurer	Since 2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 175 registered investment companies advised or administered by Eaton Vance.
HOPE L. BROWN 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).

The Board has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established two committees to assist the Board in performing its oversight responsibilities.

The Board has appointed a noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairperson does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluation, question and discuss information provided to them with the Adviser, sub-advisers, if applicable, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Baird, experiences as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Streur, leadership roles within the Adviser and experience building and managing investment management firms.

The Fund’s Audit Committee approves and recommends to the Board the approval of independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones. Mr. Harper serves as the Audit Committee Financial Expert. During the fiscal year ended September 30, 2018, the Audit Committee convened ten times.

Calvert Floating-Rate Advantage Fund	9	SAI dated February 1, 2019

The Governance Committee of the Fund addresses matters of fund governance, including policies on Trustee compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Trustees of the Boards, as applicable. When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders. See also “Process for Delivering Shareholder Communications to the Board of Trustees” for additional restrictions. The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee. During the fiscal year ended September 30, 2018, the Governance Committee convened four times.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise. In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search. The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties. The following individuals serve as members of the Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Adviser, and other service providers to the Fund have implemented various processes, procedures and controls intended to identify and address risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board exercises oversight of the risk management process primarily through the Audit Committee and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board requires management of the Adviser and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Fund, including its investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

Calvert Floating-Rate Advantage Fund	10	SAI dated February 1, 2019

Advisory Council. The Board has established an Advisory Council to aid the Board and CRM, as the Fund’s investment adviser, in advancing the cause of responsible investing through original scholarship and thought leadership. The members of the Advisory Council include four former trustees or directors of the Calvert funds and CRM’s Chief Executive Officer, John Streur. See “Trustees and Officers” above for information about Mr. Streur. Business information about the Advisory Council members is provided in the table below:

Name and Year of Birth	Length of Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past Five Years
WAYNE SILBY, Esq. 1949	Since 2017	Chairman, Director and principal of Syntao.com (Beijing-based company promoting corporate social responsibility).	Ameritas Mutual Holding Company (insurance); Calvert Impact Capital, Inc.; and Impact Assets, Inc.
SYDNEY A. MORRIS 1950	Since 2017	Unitarian Universalist minister.	None
TERRENCE J. MOLLNER, Ed.D. 1945	Since 2017	Founder, Chairperson and President of Trusteeship Institute, Inc., (educational organization). Chairperson, Stakeholders Capital, Inc., (asset management firm and financial services provider).	Ben & Jerry’s Homemade, Inc. (food products) and Calvert Impact Capital, Inc.
REBECCA L. ADAMSON 1950	Since 2017	President First People’s Worldwide (international non-profit).	Bay & Paul Foundation

Each of Messrs. Mollner and Silby, Ms. Adamson and Rev. Morris receive annual compensation of $75,000 in their capacities as members of the Advisory Council. Calvert Investment Management, Inc. (“CIM”), the former investment adviser to the Fund, and Ameritas Holding Company, CIM’s parent company, have agreed to reimburse the Fund for this annual compensation, and to bear certain additional expenses of the Advisory Council not to exceed an aggregate amount of $300,000, in each case through the end of 2019. Any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board shall be borne by the Fund.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the Calvert family of funds overseen by the Trustee as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Funds Overseen by Trustee in the Calvert Family of Funds
Interested Trustee
John H. Streur	None	Over $100,000
Noninterested Trustees
Richard L. Baird, Jr.	None	Over $100,000(1)
Alice Gresham Bullock	None	$10,001 - $50,000(1)
Cari M. Dominguez	None	$50,001 - $100,000
John G. Guffey, Jr.	$50,001 - $100,000(1)	Over $100,000
Miles D. Harper, III	None	Over $100,000(1)
Joy V. Jones	None	Over $100,000(1)
Anthony A. Williams	None	$1 - $10,000(1)
(1) Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Agreement.

Calvert Floating-Rate Advantage Fund	11	SAI dated February 1, 2019

As of December 31, 2018, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD, any sub-adviser, if applicable, or any person controlling, controlled by or under common control with EVC or EVD or any sub-adviser, if applicable, collectively (“Affiliated Entity”).

During the calendar years ended December 31, 2017 and December 31, 2018, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in any Affiliated Entity;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above.

During the calendar years ended December 31, 2017 and December 31, 2018, no officer of any Affiliated Entity served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Agreement (the “Deferred Compensation Agreement”). Under the Deferred Compensation Agreement, an eligible Board member may elect to have all or a portion of his or her deferred fees invested in the shares of one or more funds in the Calvert family of funds, and the amount paid to the Board members under the Deferred Compensation Agreement will be determined based upon the performance of such investments. Deferral of Board members’ fees in accordance with the Deferred Compensation Agreement will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained. There is no retirement plan for Board members.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Board member who is a member of the Calvert organization receives no compensation from the Trust.) During the fiscal year ended September 30, 2018, the Trustees of the Trust earned the following compensation in their capacities as Board members from the Trust. For the year ended December 31, 2018, the Board members earned the following compensation in their capacities as members of the Calvert Fund Boards(1):

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari M. Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Trust(2)	$2,816	$3,177(3)	$2,790	$2,816(4)	$2,906	$2,802(5)	$2,788
Trust and Fund Complex(1)	$109,000	$123,000(6)	$108,000	$109,000(7)	$112,500	$108,500(8)	$108,000
(1)	As of February 1, 2019, the Calvert fund complex consists of 39 registered investment companies.
(2)	The Trust consisted of 4 Funds as of September 30, 2018.
(3)	Includes $318 of deferred compensation.
(4)	Includes $282 of deferred compensation.
(5)	Includes $255 of deferred compensation.
(6)	Includes $12,300 of deferred compensation.
(7)	Includes $10,900 of deferred compensation.
(8)	Includes $9,863 of deferred compensation.
Calvert Floating-Rate Advantage Fund	12	SAI dated February 1, 2019

Fund Organization

Trust. The Fund is a series of the Trust, which was organized under Massachusetts law on October 27, 1980 as a trust with transferable shares, commonly referred to as a “Massachusetts business trust” and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders of the Trust are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of all Funds in the Trust will be voted together with respect to the election or removal of Trustees and on other matters affecting all Funds similarly. On matters affecting only a particular Fund, all shareholders of the affected Fund will vote together as a single class, except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of two-thirds of the remaining Trustees.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders. The Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that any legal proceeding brought by or on behalf of a shareholder seeking to enforce any provision of, or based upon any matter arising out of, related to or in connection with, the Declaration of Trust, the Trust, any Fund or Class or the shares of any Fund must be brought exclusively in the United States District Court for Massachusetts or, if such court does not have jurisdiction for the matter, then in the Superior Court of Suffolk County for the Commonwealth of Massachusetts. If a shareholder brings a claim in another venue and the venue is subsequently changed through legal process to the foregoing Federal or state court, then the shareholder will be required to reimburse the Trust and other persons for the expenses incurred in effecting the change in venue.

The Trust’s Declaration of Trust also provides that, except to the extent explicitly permitted by Federal law, a shareholder may not bring or maintain a court action on behalf of the Trust or any Fund or class of shares (commonly referred to as a derivative claim) without first making demand on the Trustees requesting the Trustees to bring the action. Within 90 days of receipt of the demand, the Trustees will consider the merits of the claim and determine whether commencing or maintaining an action would be in the best interests of the Trust or the affected Fund or Class. Any decision by the Trustees to bring, maintain or settle, or to not bring, maintain or settle the action, will be final and binding upon shareholders and therefore no action may be brought or maintained after a decision is made to reject a demand. In addition, the Trust’s Declaration of Trust provides that, to the maximum extent permitted by law, each shareholder acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of a shareholder’s shares and any other claim arising out of or relating to an allegation regarding the actions, inaction or omissions of or by the Trustees, the officers of the Trust or the investment adviser of the Fund is a legal claim belonging only to the Trust and not to the shareholders individually and, therefore, that any such claim is subject to the demand requirement for derivative claims referenced above.

Calvert Floating-Rate Advantage Fund	13	SAI dated February 1, 2019

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s Declaration of Trust provides that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s Declaration of Trust also provides for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review a fund's proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.

Process for Delivering Shareholder Communications to the Board of Trustees. Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA 02110

All communications should state the specific Calvert fund to which the communication relates. After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of the Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA 02110. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund’s Policy for the Consideration of Trustee Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund’s Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund’s Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

Calvert Floating-Rate Advantage Fund	14	SAI dated February 1, 2019

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the investment adviser’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the compensation and expenses of all officers and Trustees who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser, see the Prospectus. The following table sets forth the net assets of the Fund as of September 30, 2018 and the advisory fees paid to CRM for the fiscal period ended September 30, 2018.

Investment Advisory Fee for Fiscal Years Ended
Net Assets at 9/30/18	9/30/18(1)
$82,134,035	$376,769
(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.

Pursuant to an expense reimbursement agreement, for the fiscal period ended September 30, 2018, CRM waived or reimbursed expenses of $208,727.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. The Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.

Information About CRM and Eaton Vance. CRM is a subsidiary of Eaton Vance. CRM and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of CRM and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. CRM is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Paula A. Johnson, Brian D. Langstraat, Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Craig R. Brandon, Daniel C. Cataldo, Michael A. Cirami, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr. Langstraat, Frederick S. Marius, David C. McCabe, Scott H. Page, Edward J. Perkin, Lewis R. Piantedosi, Charles B. Reed, Craig P. Russ, John L. Shea, Eric A. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of CRM and Eaton Vance who may also be officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Streur who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.

Calvert Floating-Rate Advantage Fund	15	SAI dated February 1, 2019

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Catherine C. McDermott
Registered Investment Companies	3	$3,096.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Scott H. Page
Registered Investment Companies	13	$34,522.5	0	$0
Other Pooled Investment Vehicles	10	$9,102.5	0	$0
Other Accounts	6	$6,055.6	0	$0
Craig P. Russ
Registered Investment Companies	9	$30,020.5	0	$0
Other Pooled Investment Vehicles	6	$7,179.3	0	$0
Other Accounts	7	$6,943.7	0	$0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2018 and in the Calvert family of funds as of December 31, 2018.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Catherine C. McDermott	None	None
Scott H. Page	None	None
Craig P. Russ	None	None

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser's trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Calvert Floating-Rate Advantage Fund	16	SAI dated February 1, 2019

The Adviser operates proprietary indexes (each, an “Index”) based on research and other information developed by the Adviser. In addition, the Adviser manages accounts (including the Fund) using the same or substantially similar Adviser research. The operation of the Indexes, the Fund and other accounts in this manner may give rise to potential conflicts of interest, which may affect the management of the Fund and such accounts. For example, the Fund may engage in purchases and sales of securities (including securities included in an Index) at different times prior to, during, or after the time in which an Index is being reconstituted. The Indexes are reconstituted periodically as described in the prospectus. The trading by the Fund and other accounts in securities that are part of an Index could impact the ability of the Adviser’s accounts that seeks to replicate the Index to do so in a timely manner. From time to time, the Funds may be restricted or otherwise limited in trading in certain issuers in order to help ensure that accounts seeking to replicate an Index are able to do so.

Compensation Structure for CRM. Compensation of the investment adviser's portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of EVC nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager, that are advised by CRM to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Calvert Floating-Rate Advantage Fund	17	SAI dated February 1, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. The Fund and the investment adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the investment adviser is subject to CFTC regulation. The CFTC has neither reviewed nor approved the Fund's investment strategies or this SAI.

Administrative Services. As indicated in the Prospectus, CRM serves as administrator of the Fund under an Administrative Services Agreement. The Fund is authorized to pay CRM an annual fee for providing administrative services to the Fund. Under the Administrative Services Agreement, CRM has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

The administrative fee for each share class of the Fund is 0.12% (as a percentage of average daily net assets) payable monthly. For the period from the start of business, October 10, 2017, to September 30, 2018, CRM earned $79,107 pursuant to the agreement.

Sub-Transfer Agency Support Services. Eaton Vance provides sub-transfer agency and related services to Calvert mutual funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an aggregate annual fee equal to the actual expenses incurred by Eaton Vance in the performance of such services. The Fund pays a pro rata share of such fee. For the period from the start of business, October 10, 2017, to September 30, 2018, Eaton Vance earned $550 from the Fund pursuant to the agreement.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. Pursuant to the Amended and Restated Multiple Class Plan for Calvert Funds, Fund expenses are allocated to each class on a pro rata basis, except that distribution and service fees are allocated exclusively to the class that incurs them, and sub-accounting, recordkeeping and other similar fees are not allocated to (or incurred by) Class R6 shares.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Prior to December 31, 2016, Calvert Investment Distributors, Inc. (“CID”) served as the Fund’s distributor.

Custodian. State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Calvert’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Calvert Floating-Rate Advantage Fund	18	SAI dated February 1, 2019

Independent Registered Public Accounting Firm. KPMG LLP, 1601 Market Street, Philadelphia, PA 19103, independent registered public accounting firm, audits the Fund's financial statements and provides other audit, tax and related services.

Transfer Agent. DST Asset Manager Solutions, Inc. (“DST”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•	Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.
•	Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.
•	Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•	Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
•	Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
•	Precious metals are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•	Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition; (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities; (iii) quotations or relevant information obtained from broker-dealers or other market participants; (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (v) an analysis of the company’s or entity’s financial condition; (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; (vii) an analysis of the terms of any

Calvert Floating-Rate Advantage Fund	19	SAI dated February 1, 2019

transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Calvert fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Calvert fund. As such, at times the fair value of a Loan determined by certain Calvert portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland, although may do so to the extent that the Calvert funds may be lawfully offered in a relevant jurisdiction (including at the initiative of the investor). Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Fund shares are sold at the public offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table for Class A shares in the Prospectus is applicable to purchases of Class A shares of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans. Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with a Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor. An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker. Class I shares also are offered to investment and institutional clients of Calvert and its affiliates; certain persons affiliated with Calvert and its affiliates; current and retired members of Calvert Fund Boards; employees of Calvert and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Waiver of Investment Minimums. For classes other than Class R6, in addition to waivers described in the Prospectus, minimum investment amounts are waived for individual plan participants in an employer sponsored retirement plan, current and retired members of Calvert Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Calvert, its affiliates and other investment advisers and sub-advisers to the Calvert family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent and in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof).

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions and the volume of sales and redemptions of shares. The Class A Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

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As disclosed in the Prospectus, the Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio investments and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert the securities to cash. Unless requested by a shareholder, the Fund expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances. Any redemption in-kind would be made in accordance with policies adopted by the Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser.

The Fund participates in a joint credit facility arrangement with other Calvert funds and may borrow amounts available thereunder for temporary purposes, such as meeting redemptions. See “Additional Information about Investment Strategies - Borrowing for Temporary Purposes” herein.

As noted above, the Fund may pay the redemption price of shares of the Fund, either totally or partially, by a distribution in-kind of securities. All requests for redemptions in-kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (eastern time) on the day of the redemption, the Fund may in its discretion, if requested by a redeeming shareholder, provide the redeeming shareholders with an estimate of the securities to be distributed. Any difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuations until sold.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the ex-dividend date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; current and retired members of Calvert Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and former Directors, officers and employees of Calvert, its affiliates and other investment advisers and sub-advisers of Calvert sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to HSAs (Health Savings Accounts) and to employer sponsored retirement plans and trusts used to fund those plans, (3) to officers and employees of the Fund’s custodian and transfer agent  and (4) direct purchases of shares by accounts where no financial intermediary is specified. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Class A shares are also offered at net asset value to

Calvert Floating-Rate Advantage Fund	21	SAI dated February 1, 2019

shareholders who make a permitted direct transfer or roll-over to an Calvert prototype individual retirement account (“IRA”) from an employer-sponsored retirement plan previously invested in Calvert funds (applicable only to the portion previously invested in Calvert funds), provided that sufficient documentation is provided to the transfer agent of such transfer or roll-over at the time of the account opening. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.

CDSC Waiver. CDSCs will be waived in connection with redemptions from employer sponsored retirement plans or IRAs to satisfy required minimum distributions by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of shares in your account. CDSCs will also be waived in connection with returning excess contributions made to IRAs.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Calvert fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the statement and purchased during the 13-month period will be included toward the completion of the statement. If you make a statement of intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A statement of intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the statement.

If the amount actually purchased during the 13-month period is less than that indicated in the statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the statement of intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. Shareholders will not receive a lower sales charge if total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the statement. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Board believes that the Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Calvert organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares. For sales commissions and CDSCs, if applicable, see Appendix A.

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A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Board member review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Board. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on September 13, 2017. Any Board member who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund's Prospectus for information on disclosure made in filings with the SEC and/or posted on the Calvert website (www.calvert.com) and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and S&P Global Ratings), analytical service providers engaged by the investment adviser (SS&C Advent, Bloomberg L.P., Evare, FactSet, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing, Inc.), pricing services (The Thomas Reuters Pricing Service Mark-to-Market Pricing Service, WM/Reuters Information Services and Non-Deliverable Forward Rates Service, IHS Markit, FT Interactive Data Corp., Securities Evaluations, Inc., SuperDerivatives and StatPro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to the Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in-kind, the redeeming shareholders may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
•	Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.
Calvert Floating-Rate Advantage Fund	23	SAI dated February 1, 2019

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders. As used below, “the Fund” refers to each Fund listed on the cover of this SAI, except as otherwise noted. The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. Based on advice of counsel, the Fund generally will not recognize gain or loss on its distribution of appreciated securities in shareholder-initiated redemptions of its shares. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent taxable year.

The Fund also seeks to avoid the imposition of a federal excise tax on its ordinary income and capital gain net income. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not distributed out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any applicable state income, corporate excise or franchise tax.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

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In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its net capital losses (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary losses (which includes the sum of the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund. References below to “the Fund” are to any Fund that can engage in the particular practice as described in the prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders. The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds issued on or before December 31, 2017 (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Calvert Floating-Rate Advantage Fund	25	SAI dated February 1, 2019

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Unless an election is made, net 1256 gain or loss on forward currency contracts will be treated as ordinary income or loss.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received by the Fund is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Calvert Floating-Rate Advantage Fund	26	SAI dated February 1, 2019

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at the Fund level, shareholder level and, if applicable, Portfolio level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund or Portfolio, if applicable, must own a dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date in order to pass through to shareholders a credit or deduction for any foreign withholding tax on a dividend paid with respect to such stock. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in PFICs could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income. Any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from the Fund's investment in a REIT or qualified publicly traded partnership, as applicable, will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT or qualified publicly traded partnership directly.

Calvert Floating-Rate Advantage Fund	27	SAI dated February 1, 2019

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are generally taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at regular corporate tax rates. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Calvert Floating-Rate Advantage Fund	28	SAI dated February 1, 2019

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt interest dividends bears to all of the Fund’s distributions, excluding properly reported capital gain dividends. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal AMT, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income. “Qualified dividend income” received by an individual is generally taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income. In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days (more than 90 days in the case of certain preferred stock) during the 91-day period beginning 45 days before the ex-dividend date (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute income taxable as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Calvert Floating-Rate Advantage Fund	29	SAI dated February 1, 2019

Sale, Redemption or Exchange of Fund Shares. Generally, upon the sale, redemption or (if permitted) exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or other disposition of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any Fund distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the date of sale or other disposition of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired. See the prospectus for information regarding any permitted exchange of Fund shares.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on net investment income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges). An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate. A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

Properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding,

Calvert Floating-Rate Advantage Fund	30	SAI dated February 1, 2019

a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute Form). In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares at any time during the one year period ending on the date of the redemption.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution), in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with FATCA. A 30% withholding tax is imposed on U.S.-source dividends, interest and other income items, including those paid by the Fund, paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. If a payment by the Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., capital gain dividends, short-term capital gain dividends, dividends attributable to qualified net interest income and dividends attributable to tax-exempt interest income). To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Calvert Floating-Rate Advantage Fund	31	SAI dated February 1, 2019

Requirements of Form 8886. Under Treasury Regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation. The taxation of the Fund and shareholders may be adversely affected by future legislation, Treasury Regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund and is otherwise in compliance with applicable law. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Calvert funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transacted directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.

Calvert Floating-Rate Advantage Fund	32	SAI dated February 1, 2019

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.

Fund trades executed by an affiliate of the investment adviser licensed in the United Kingdom may implicate laws of the United Kingdom, including rules of the UK Financial Conduct Authority, which govern client trading commissions and Research Services (“UK Law”). Broadly speaking, under UK Law the investment adviser may not accept any good or service when executing an order unless that good or service either is directly related to the execution of trades on behalf of its clients/customers or amounts to the provision of substantive research (as defined under UK Law). These requirements may also apply with respect to orders in connection with which the investment adviser receives goods and services under a CCA or other bundled brokerage arrangement. Fund trades may also implicate UK Law requiring the investment adviser to direct any research portion of a brokerage commission to an account controlled by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Calvert Floating-Rate Advantage Fund	33	SAI dated February 1, 2019

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during fiscal period ended September 30, 2018, as well as the amount of Fund security transactions for the most recent fiscal period (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Brokerage Commissions Paid for the Fiscal Year Ended	Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
9/30/18	9/30/18	9/30/18
$0	$0	$0

During the fiscal period ended September 30, 2018, the Fund held no securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended September 30, 2018, as previously filed electronically with the SEC (Accession No. 0001628280-18-014695 ).

Calvert Floating-Rate Advantage Fund	34	SAI dated February 1, 2019

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage	To the extent required by SEC guidance, if a transaction creates a future obligation of the Fund to another party the Fund will: (1) cover the obligation by entering into an offsetting position or transaction; and/or (2) segregate cash and/or liquid securities with a value (together with any collateral posted with respect to the obligation) at least equal to the marked-to-market value of the obligation. Assets used as cover or segregated cannot be sold while the position(s) requiring coverage is open unless replaced with other appropriate assets. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, certain options, forward commitments, futures contracts, when-issued securities, swap agreements and residual interest bonds.
Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Calvert Floating-Rate Advantage Fund	35	SAI dated February 1, 2019

Auction Rate Securities	Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.
Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.
Average Effective Maturity	Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.
Borrowing for Investment Purposes	Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.
Calvert Floating-Rate Advantage Fund	36	SAI dated February 1, 2019

Borrowing for Temporary Purposes	The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.
Build America Bonds	Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.
Call and Put Features on Securities	Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.
Calvert Floating-Rate Advantage Fund	37	SAI dated February 1, 2019

Collateralized Mortgage Obligations (“CMOs”)	CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Commercial Mortgage-Backed Securities (“CMBS”)	CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Commodity-Related Investments	The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. A Fund’s ability to invest in commodity-related investments may be limited by the Code.
Calvert Floating-Rate Advantage Fund	38	SAI dated February 1, 2019

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Common Stocks	Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Calvert Floating-Rate Advantage Fund	39	SAI dated February 1, 2019

Contingent Convertible Securities	Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price. See also “Hybrid Securities.”
Convertible Securities	A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector. See “Contingent Convertible Securities.”
Calvert Floating-Rate Advantage Fund	40	SAI dated February 1, 2019

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.
Calvert Floating-Rate Advantage Fund	41	SAI dated February 1, 2019

Credit Linked Securities	See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Credit Spread Trades	A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Cybersecurity Risk	With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Derivative Instruments and Related Risks	Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.
Calvert Floating-Rate Advantage Fund	42	SAI dated February 1, 2019

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.
OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The regulation of derivatives has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and regulations proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping, required margin and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. See also “Swap Agreements” herein. New regulations and the implementation of existing regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to fully execute its investment strategies as a result.
Likewise, the SEC has proposed regulations that, if adopted, would significantly change the manner in which a Fund must segregate assets to cover its future obligations. The proposed regulations would restrict its ability to enter into derivative transactions for speculative or hedging purposes and would require the Fund’s Board to adopt a derivative risk management and governance framework. These regulations could also limit the ability of a Fund to use these instruments as part of its investment management strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
Calvert Floating-Rate Advantage Fund	43	SAI dated February 1, 2019

Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective(s).
Derivative-Linked and Commodity-Linked Hybrid Instruments	A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Calvert Floating-Rate Advantage Fund	44	SAI dated February 1, 2019

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Direct Investments	Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.
Diversified Status	With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.
Duration	Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.
Emerging Market Investments	The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.
Calvert Floating-Rate Advantage Fund	45	SAI dated February 1, 2019

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.
The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Equity Investments	Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.
Equity-Linked Securities	See also “Derivative Instruments and Related Risks” and “Participation Notes” herein. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.
Calvert Floating-Rate Advantage Fund	46	SAI dated February 1, 2019

Event-Linked Securities	The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked securities”. Event-linked securities are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked securities, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.
Some event-linked securities are referred to as “catastrophe bonds.” Catastrophe bonds entitle a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.
Event-linked securities may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked securities are issued by off-shore entities and may be non-dollar denominated. As a result, the Fund may be subject to currency risk.
Often, event-linked securities provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked securities also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked securities are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such securities if the particular trigger occurs. Event-linked securities may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked security will use an independent risk model to calculate the probability and economic consequences of a trigger event.
Event-linked securities are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.
Event-linked securities typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked securities is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked securities.
Exchange-Traded Funds (“ETFs”)	ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.
Calvert Floating-Rate Advantage Fund	47	SAI dated February 1, 2019

Exchange-Traded Notes (“ETNs”)	ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Fixed-Income Securities	Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents). Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).
Calvert Floating-Rate Advantage Fund	48	SAI dated February 1, 2019

Foreign Currency Transactions	As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.
Foreign Investments	Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.
Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.
Calvert Floating-Rate Advantage Fund	49	SAI dated February 1, 2019

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

In June 2016, the United Kingdom approved a referendum to leave the European Union (“Brexit”). There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political events, including nationalist unrest in Europe, uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU itself, also may cause market disruptions. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Moreover, the uncertainty about the ramifications of Brexit may cause significant volatility and/or declines in the value of the Euro and the British pound. If no agreement is reached as to the terms of the United Kingdom’s exit from the European Union prior to the March 2019 exit date (“hard Brexit”), these impacts may be exaggerated. Brexit (and in particular a hard Brexit) may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom.

Forward Foreign Currency Exchange Contracts	See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.
Calvert Floating-Rate Advantage Fund	50	SAI dated February 1, 2019

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.
Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.
Forward Rate Agreements	See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.
Futures Contracts	See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.
Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
Calvert Floating-Rate Advantage Fund	51	SAI dated February 1, 2019

Hybrid Securities	Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instrument with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”
Illiquid Securities	Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.
It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. See also “Restricted Securities.”
Index Tracking	The Fund’s portfolio will be invested in a manner intended to track the Index as discussed in the Prospectus. To the extent that a Fund has investments in the Special Equities program and/or the High Social Impact Investments program, the Fund may be less able to closely track the Index than if it did not have investments in these programs. Both of these investment programs are of limited size so that the tracking error induced by such investments would be limited.
Calvert Floating-Rate Advantage Fund	52	SAI dated February 1, 2019

Indexed Securities	See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.
Inflation-Indexed (or Inflation-Linked) Bonds	Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Junior Loans	Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Calvert Floating-Rate Advantage Fund	53	SAI dated February 1, 2019

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.
For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements	See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.
Loan Facility	Calvert Floating-Rate Advantage Fund may employ borrowings and leverage as described in the Prospectus. The Fund has entered into a Credit Agreement (the “Agreement”) with a bank that currently permits the Fund to borrow approximately $45 million pursuant to a 364-day revolving line of credit. The Fund is required to maintain certain net asset levels during the term of the Agreement. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the higher of prime rate or the Federal Funds rate, or at a rate above LIBOR and is payable monthly. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% and an upfront fee of 0.05% on the commitment amount. There can be no assurance that the program will be renewed or renewed on the same terms or amount once it expires.
Loans	Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.
Calvert Floating-Rate Advantage Fund	54	SAI dated February 1, 2019

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.
The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.
Calvert Floating-Rate Advantage Fund	55	SAI dated February 1, 2019

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.
Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.
To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.
For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Lower Rated Investments	Lower rated investments (commonly referred to as “junk”) are of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than higher quality investments but they also typically entail greater potential price volatility and principal and income risk. Lower rated investments are regarded as predominantly speculative with respect to the entity’s continuing ability to make timely principal and interest payments. Also, their yields and market values may fluctuate more than higher rated investments. Fluctuations in value do not affect the cash income from lower rated investments, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated investments to be less creditworthy. The secondary market for lower rated investments may be less liquid than the market for higher grade investments.
Master Limited Partnerships (“MLPs”)	MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Effective for taxable years beginning after December 31, 2017, the recently enacted Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.
Calvert Floating-Rate Advantage Fund	56	SAI dated February 1, 2019

Money Market Instruments	Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit or time deposits and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an unaffiliated money market fund. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.
Mortgage-Backed Securities (“MBS”)	MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.
Calvert Floating-Rate Advantage Fund	57	SAI dated February 1, 2019

There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.
GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.
FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.
While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.
Calvert Floating-Rate Advantage Fund	58	SAI dated February 1, 2019

Mortgage Dollar Rolls	In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.
Municipal Lease Obligations (“MLOs”)	MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.
MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.
Calvert Floating-Rate Advantage Fund	59	SAI dated February 1, 2019

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.
Municipal Obligations	Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.
In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.
The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.
Calvert Floating-Rate Advantage Fund	60	SAI dated February 1, 2019

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.
Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.
Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
Calvert Floating-Rate Advantage Fund	61	SAI dated February 1, 2019

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.
Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.
Calvert Floating-Rate Advantage Fund	62	SAI dated February 1, 2019

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Schedule of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk	The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Option Contracts	See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”
Calvert Floating-Rate Advantage Fund	63	SAI dated February 1, 2019

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.
Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.
To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.
The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.
Calvert Floating-Rate Advantage Fund	64	SAI dated February 1, 2019

Participation Notes

The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (“P-Notes”). For instance, the Fund may purchase P-Notes to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities. P-Notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-Notes involve transaction costs.

An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-Note may perform differently from its underlying security. While the holder of a P-Note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-Notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-Notes. If the counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-Note. Additionally, issuers of P-Notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-Notes and discretion to adjust a P-Note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-Note or that the trading price of a P-Note will equal the value of the underlying security. P-Notes may be considered illiquid.

Pooled Investment Vehicles	The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.
Portfolio Turnover	A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.
Preferred Stock	Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.
Calvert Floating-Rate Advantage Fund	65	SAI dated February 1, 2019

Real Estate Investments

Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.

Effective for taxable years beginning after December 31, 2017, the recently enacted Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders. As a result, an investor who invests directly in REITs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.

REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Repurchase Agreements	Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.
Calvert Floating-Rate Advantage Fund	66	SAI dated February 1, 2019

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Calvert Floating-Rate Advantage Fund	67	SAI dated February 1, 2019

Restricted Securities

Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.

The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell.  See also “Illiquid Securities.”

Reverse Repurchase Agreements	Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Calvert Floating-Rate Advantage Fund	68	SAI dated February 1, 2019

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Securities Lending	The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable $1.00 net asset value per share. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will instruct the securities lending agent to terminate loans and recall securities with voting rights in accordance with the investment adviser’s proxy voting policy and procedures so that the securities may be voted in accordance with such policies and procedures. See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.
Senior Loans	Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.
Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
Calvert Floating-Rate Advantage Fund	69	SAI dated February 1, 2019

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.
Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.
Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.
In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.
The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.
Calvert Floating-Rate Advantage Fund	70	SAI dated February 1, 2019

For Calvert Floating-Rate Advantage Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.
For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales	Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.
Short-Term Trading	Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.
Significant Exposure to Global Energy Solutions Companies	Sustainable energy solutions include, but are not limited to, renewable energy (such as solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy. Significant investments in sustainable energy solutions companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. Sustainable energy solutions companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant energy sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Sustainable energy solutions companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of sustainable energy solutions companies will lag the performance of securities of companies in other sectors or the broader market as a whole.
Calvert Floating-Rate Advantage Fund	71	SAI dated February 1, 2019

Significant Exposure to Smaller Companies	The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.
Significant Exposure to Technology Companies	Technology related companies include, among others, internet, software, hardware, semiconductor, and IT services companies. Significant investments in technology companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. The value of securities of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Securities of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Significant Exposure to Water Companies	Water companies include: water treatment, engineering, filtration, environmental controls, water-related equipment, water and wastewater services, and water utilities. Technologies, services and products that these companies may be involved in, can include, but are limited to: water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund’s significant investment in water companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. Water companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant water sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Water companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of water companies will lag the performance of securities of companies in other sectors or the broader market as a whole.
Special Equities Investments

The Special Equities program allows a Fund to promote responsible investment goals through privately placed investments. As stated in the Prospectus, the Board of the Fund identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy. A Special Equities investment may lose its entire value if the business enterprise does not succeed. Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

Calvert Floating-Rate Advantage Fund	72	SAI dated February 1, 2019

Stripped Securities	Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.
Structured Notes	See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Swap Agreements	See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Calvert Floating-Rate Advantage Fund	73	SAI dated February 1, 2019

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the referenced entity or underlying asset has declined.
The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.
Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules yet to be promulgated and/or implemented may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the implementation of this legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.
Swap agreements include (but are not limited to):
Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.
Calvert Floating-Rate Advantage Fund	74	SAI dated February 1, 2019

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.
Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.
Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.
Calvert Floating-Rate Advantage Fund	75	SAI dated February 1, 2019

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.
Swaptions	See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Trust Certificates	Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.
Calvert Floating-Rate Advantage Fund	76	SAI dated February 1, 2019

U.S. Government Securities	U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.
Unlisted Securities	Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.
Variable Rate Instruments	Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.
Calvert Floating-Rate Advantage Fund	77	SAI dated February 1, 2019

Venture Capital Limited Partnerships	A Fund may invest in venture capital limited partnerships (“limited partnerships”), through the Special Equities program, to the extent disclosed in the Prospectus. Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Fund, who include their allocated share of the partnership’s income and expenses in their own calculations of income and expense. The investment in limited partnerships may potentially cause non-compliance by the Fund with certain tax laws and regulations and subject the Funds to penalties under the tax laws, including possible loss of their qualification as a RIC under Subchapter M of the Code. The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. A Fund’s liability generally is limited to the amount of its commitment to the partnership. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.
When-Issued Securities, Delayed Delivery and Forward Commitments	Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.
Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities	Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.
Calvert Floating-Rate Advantage Fund	78	SAI dated February 1, 2019

Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

Calvert Floating-Rate Advantage Fund	79	SAI dated February 1, 2019

APPENDIX A

Class A Fees and Ownership

Sales Charges and Distribution and Service Fees. For fiscal period ended September 30, 2018, the following table shows (1) total sales charges paid by Class A, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) approximate CDSC payments to the principal underwriter, (5) total distribution and service fees paid by Class A, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Total Sales Charges Paid	Sales Charges to Financial Intermediaries	Sales Charges to Principal Underwriter	CDSC Paid to Principal Underwriter	Total Distribution and Service Fees Paid	Distribution and Service Fees Paid to Financial Intermediaries
$4,597	$2,132	$2,465	$0	$2,645	$870

Control Persons and Principal Holders of Securities. At January 1, 2019, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Charles Schwab & Co. Inc.	San Francisco, CA	43.82%
Pershing LLC	Jersey City, NJ	14.33%
LPL Financial	San Francisco, CA	11.46%

Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Calvert Floating-Rate Advantage Fund	80	SAI dated February 1, 2019

APPENDIX B

Class I Ownership

Control Persons and Principal Holders of Securities. At January 1, 2019, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Financial Services Corp.	Jersey City, NJ	41.28%
LPL Financial	San Diego, CA	29.36%
Ameritrade Clearing Inc.	Omaha, NE	6.23%
Charles Schwab & Co. Inc.	St. Petersburg, FL	5.22%

Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Calvert Floating-Rate Advantage Fund	81	SAI dated February 1, 2019

APPENDIX C

Class R6 Ownership

Control Persons and Principal Holders of Securities. At January 1, 2019, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Calvert Conservative Allocation Fund	Boston, MA	54.61%
Calvert Moderate Allocation Fund	Boston, MA	44.42%

Beneficial owners of 25% or more of this Class are presumed to be in control of this Class of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Calvert Floating-Rate Advantage Fund	82	SAI dated February 1, 2019

APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of a default.

GLOBAL LONG-TERM RATINGS SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GLOBAL SHORT-TERM RATING SCALE

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

Calvert Floating-Rate Advantage Fund	83	SAI dated February 1, 2019

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured debt and debt like instruments. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not to all) senior unsecured financial obligations and contracts.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Calvert Floating-Rate Advantage Fund	84	SAI dated February 1, 2019

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the financial obligation and the promise that it is imputed; and

• Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Calvert Floating-Rate Advantage Fund	85	SAI dated February 1, 2019

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Calvert Floating-Rate Advantage Fund	86	SAI dated February 1, 2019

ISSUER CREDIT RATINGS DEFINITIONS

S&P’s issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings.

Issuer credit ratings can be either long-term or short-term.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

Calvert Floating-Rate Advantage Fund	87	SAI dated February 1, 2019

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in a 'SD' or 'D' issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

MUNICIPAL SHORT-TERM NOTE RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects S&P opinions about the liquidity factors and market access risks unique to notes.

Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Calvert Floating-Rate Advantage Fund	88	SAI dated February 1, 2019

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exist that supports the servicing of financial commitments.

B: Highly speculative. B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The issuer had entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

• The formal announcement by the issuer or their agent of distressed debt exchange;

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default on a bond, loan or other material financial obligation, but

• Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

This would include:

• The selective payment default on specific class or currency of debt;

• The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

Calvert Floating-Rate Advantage Fund	89	SAI dated February 1, 2019

• The extension of multiple waivers of forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

• Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

• In all cases, the assignment of default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Short-Term Credit Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

S&P Insurer Financial Strength Ratings

An S&P insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

Calvert Floating-Rate Advantage Fund	90	SAI dated February 1, 2019

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims.

Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e., debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

Category Definition

AAA

An insurer rated 'AAA' has extremely strong financial security characteristics. 'AAA' is the highest insurer financial strength rating assigned by S&P.

AA

An insurer rated 'AA' has very strong financial security characteristics, differing only slightly from those rated higher.

A

An insurer rated 'A' has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB

An insurer rated 'BBB' has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

BB; CCC; and CC

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strengths. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

BB

An insurer rated 'BB' has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B

An insurer rated 'B' has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC

An insurer rated 'CCC' has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC

An insurer rated 'CC' has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Calvert Floating-Rate Advantage Fund	91	SAI dated February 1, 2019

SD or D

An insurer rated 'SD' (selective default) or 'D' is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of 'R'. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms. An 'SD' rating is assigned when S&P believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. A selective default includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.

NR

An insurer designated 'NR' is not rated.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Insurer Financial Strength Rating

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between 'B' and 'C' on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer's International Long-Term IFS Ratings.

Calvert Floating-Rate Advantage Fund	92	SAI dated February 1, 2019

APPENDIX E

Calvert Funds

Proxy Voting Policy and Procedures

I.       Overview

The Boards of Trustees (the “Board”) of the Calvert Funds1 have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy:

•	“Fund” means each registered investment company managed by the Adviser; and
•	“Adviser” means Calvert Research and Management.

II.       Delegation of Proxy Voting Responsibilities

The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy in accordance with the Adviser’s Proxy Voting Policies and Procedures (“Adviser Procedures”), a copy of which has been provided to the Boards. All Fund proxies will be voted in accordance with the Adviser Procedures, provided that in the event a material conflict of interest arises with respect to a proxy to be voted for the Fund (as described in Section IV below) the Adviser shall follow the process for voting such proxy as described in Section IV below.

III.       Delegation of Proxy Voting Disclosure Responsibilities

Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form N-PX no later than August 31st of each year. On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund, how it voted on the matter and whether it voted for or against management.

To facilitate the filing of Form N-PX for the Fund:

•	The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages. Such data shall be transmitted to the Adviser, which also acts as administrator to the Fund (the “Administrator”) or any third party service provider designated by the Administrator; and
•	The Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (the “Commission”) as required by the 1940 Act. The Administrator may delegate the filing to a third party service provider provided each such filing is reviewed and approved by the Administrator.

IV.       Conflicts of Interest

The Board expects the Adviser, as a fiduciary to the Fund it manages, to put the interests of the Fund and its shareholders above those of the Adviser. When required to vote a proxy for the Fund, the Adviser may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser.2 In the event such a material conflict of interest arises, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxy related to the company or companies giving rise to such material conflict until it notifies and consults with at least two members of the Fund Board not affiliated with the Adviser (the “Board Members”), concerning the material conflict.3 For ease of communicating with the Board Members, the Adviser is required to provide the foregoing notice to the Fund’s Chief Legal Officer who will then notify and facilitate a consultation with the Board Members. Once the Board Members have been notified of the material conflict:

•	they shall convene a meeting to review and consider all relevant materials related to the proxies involved. This meeting shall be convened within 3 business days, provided that an effort will be made to convene the meeting sooner if the proxy must be voted in less than 3 business days;
•	in considering such proxies, the Adviser shall make available all materials requested by the Board Members and make reasonably available appropriate personnel to discuss the matter upon request; and
•	the Board Members will then instruct the Adviser on the appropriate course of action with respect to the proxy at issue.
Calvert Floating-Rate Advantage Fund	93	SAI dated February 1, 2019

If the Board Members are unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, the Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Chairperson of the Board as soon as practicable and to the Board at its next meeting. Any determination regarding the voting of proxies of the Fund that is made by the Board Members shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.       Reports and Review

The Administrator shall make copies of Form N-PX filed on behalf of the Fund available for the Board’s review upon the Board’s request. The Administrator shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.

The Adviser shall report any material changes to the Adviser Procedures to the Board as soon as practicable and the Boards will review the Adviser Procedures annually.

The Adviser also shall report any changes to the Adviser Procedures to the Fund’s Chief Legal and Compliance Officers prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures.

To the extent requested by the Commission, the Policy and the Adviser Procedures shall be appended to the Fund’s statement of additional information included in its registration statement.

______________

1 The Calvert Funds may be organized as trusts or corporations. For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.

2 The Adviser is expected to maintain a process for identifying a potential material conflict of interest. As an example only, such potential conflicts may arise when the issuer is a client of the Adviser and generates a significant amount of fees to the Adviser or the issuer is a distributor of the Adviser’s products.

3 If a material conflict of interest exists with respect to a particular proxy and the Adviser Procedures require that proxies are to be voted in accordance with the recommendation of a third party proxy voting vendor, the requirements of this Section IV shall only apply if the Adviser intends to vote such proxy in a manner inconsistent with such third party recommendation.

Calvert Floating-Rate Advantage Fund	94	SAI dated February 1, 2019

APPENDIX F

CALVERT RESEARCH AND MANAGEMENT

PROXY VOTING POLICIES AND PROCEDURES

I.       Introduction

Calvert Research and Management (“Calvert” or the “Adviser”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser’s authority to vote the proxies of its clients is established by advisory contracts or similar documentation. These proxy voting policies and procedures (“Procedures”) reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.       Overview

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). Calvert believes companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Calvert has established guidelines for voting proxies that are set forth in Appendix A (the “Guidelines”) and generally will utilize such Guidelines in voting proxies on behalf of its clients. The Guidelines reflect input from the Proxy Group (defined below) and other Calvert investment professionals and are believed to be consistent with the views of Calvert on the various types of proxy proposals and, if applicable, The Calvert Principles for Responsible Investment. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

The Adviser will vote any proxies received by a client for which it has sole investment discretion (including the Calvert Funds) through a third-party proxy voting service (“Agent”) in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Where applicable, proxies will be voted in accordance with client-specific guidelines. Although the Adviser retains the services of the Agent for research and voting recommendations, the Adviser remains responsible for proxy voting decisions.

III.       Roles and Responsibilities

A.       Proxy Administrators

The Proxy Administrators and/or their designees coordinate the consideration of proxies referred back to the Adviser by the Agent, and otherwise administer these Procedures. In a Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Proxy Group. A Proxy Administrator also may designate another employee to perform certain of the Proxy Administrator’s duties hereunder, subject to the oversight of the Proxy Administrator. The Proxy Administrators are employees of Calvert and are appointed to serve by Calvert’s President.

B.       Agent

The Agent is responsible for coordinating with the clients’ custodians and the Adviser to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to the Agent. The Agent shall vote and/or refer all proxies in accordance with the Guidelines, unless otherwise instructed by the Adviser in accordance with these Procedures. The Agent shall retain a record of all proxy votes handled by the Agent. With respect to any Calvert Fund vote memorialized therein, such record must reflect all of the information required to be disclosed in the Calvert Funds’ Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended, to the extent applicable. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

Calvert Floating-Rate Advantage Fund	95	SAI dated February 1, 2019

Subject to the oversight of the Adviser, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Adviser, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Adviser when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified. The Adviser is responsible for the ongoing oversight of the Agent as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014). Such oversight currently may include one or more of the following:

•	periodic review of Agent’s proxy voting platform and reporting capabilities (including recordkeeping);
•	periodic review of a sample of ballots for accuracy and correct application of the Guidelines;
•	periodic meetings with Agent’s client services team;
•	periodic in-person and/or web-based due diligence meetings;
•	receipt and review of annual certifications received from the Agent; and/or
•	annual review of due diligence materials provided by the Agent, including review of procedures and practices regarding potential conflicts of interests.

C.       Proxy Group

The Adviser has established a Proxy Group which is responsible for reviewing the Guidelines at least annually. The Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser or the Agent as described below.

The members of the Proxy Group shall consist of employees of Calvert appointed by Calvert’s Chief Executive Officer (“CEO”) and President. The Proxy Administrators are not voting members of the Proxy Group. Members of the Proxy Group may be changed from time to time at the Adviser’s’ discretion. Matters that require the approval of the Proxy Group may be acted upon by its member(s) available to consider the matter.

IV.       Proxy Voting

A.       The Guidelines

Calvert generally vote proxies in accordance with the positions set forth in the Guidelines. The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the shareholders may be asked to cast their proxies. There also may be instances when the Adviser votes shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is deemed by the Adviser to be in the best interests of the shareholders. Also, with respect to the Calvert Funds, to the extent that the Guidelines do not address potential voting issues, the Boards of Trustees/Directors the Calvert Funds delegate to the Adviser the authority to act on behalf of the Funds to promote the applicable Funds’ investment objective(s) and social goals. To the extent the Adviser votes proxies in a manner not strictly in accordance with the Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section VI below.

The Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Calvert Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

B.       Voting Procedures

Except as noted in Section VI below, the Proxy Administrators and/or their designees shall instruct the Agent to vote proxies as follows:

1.	Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Agent shall vote in accordance with the Guidelines, which for certain types of proposals, are recommendations of the Agent made on a case-by-case basis.

2.	Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the applicable Proxy Administrator and/or his/her designee shall evaluate the proxy and, if provided, the recommendation of the Agent and determine whether the proxy can be voted in accordance with past practice or the recommendation of the Agent. If not, the Proxy Administrator shall seek input from the Proxy Group, relevant portfolio managers, and/or the Calvert employee

Calvert Floating-Rate Advantage Fund	96	SAI dated February 1, 2019

covering the company subject to the proxy proposal and shall instruct the Agent to vote based on this input. The Proxy Administrator and/or his/her designee will maintain a record of all proxy proposals that are referred by the Agent, as well as all applicable recommendations, analysis and research received and the resolution of the matter.

3.	Votes Contrary to the Guidelines or Where Agent is Conflicted

In the event Calvert recommends a vote contrary to the Guidelines, the applicable Proxy Administrator and/or his/her designee will provide the Proxy Group with the Agent’s recommendation for the proposal along with any other relevant materials, including a description of the basis for Calvert’s recommendation, and the Proxy Administrator and/or designee will then instruct the Agent to vote the proxy in the manner determined by the Proxy Group. Should the vote by the Proxy Group concerning one or more recommendations result in a tie, Calvert’s CEO and President will determine the manner in which the proxy will be voted. The Adviser will provide a report to the Boards of Trustees/Directors of the Calvert Funds reflecting any votes cast on behalf of the Calvert Funds contrary to the Guidelines, and shall do so quarterly. The same process will be followed if the Agent has a conflict of interest with respect to a proxy as described in Section VI.B.

4	Do Not Cast a Vote

It shall generally be the policy of the Adviser to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast. In addition, the Adviser may determine not to vote (i) if the economic effect on shareowners' interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); (iii) in markets in which shareowners' rights are limited; or (iv) the Adviser is unable to access or timely access ballots or other proxy information. Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

C.       Securities on Loan

The Adviser shall use its reasonable efforts to instruct the security lending agent to recall any security on loan by a Calvert Fund or other client that is subject to a proxy prior to the record date (generally three days prior to the record date).

V.       Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Advisers Act. Those records will include:

•	A copy of these Procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser or its Agent for two years after they are created.

VI.       Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.       Assessment of Agent

The Adviser shall establish that the Agent (i) is independent from the Adviser, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Adviser shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Adviser may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Adviser in writing within fifteen (15) calendar days of any material change to information previously provided to the Adviser in connection with establishing the Agent's independence, competence or impartiality.

Calvert Floating-Rate Advantage Fund	97	SAI dated February 1, 2019

B.       Conflicts of Interest

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential material conflicts of interest, the Adviser will take the following steps:

•	Quarterly, the Legal and Compliance Department will ask the department heads of each department of the Adviser and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Adviser and principal underwriter of Calvert Funds) for a list of significant clients or prospective clients of the Adviser or EVD;
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrators;
•	The Proxy Administrators will compare the list of Conflicted Companies with the names of companies for which the Adviser has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the applicable Proxy Administrator will report that fact to the Proxy Group.
•	If a Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
•	If a Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines, the Proxy Group will then determine if a material conflict of interest exists between the Adviser and its clients (in consultation with the Legal and Compliance Department if needed). If the Proxy Group determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
•	The client, in the case of an individual, corporate, institutional or benefit plan client;
•	In the case of a Fund, at least two members of the Calvert Fund Boards not affiliated with the Adviser as described in the Calvert Funds Proxy Voting Policy and Procedures; or
•	If Calvert serves as sub-adviser to an account, then to the adviser of that account.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the applicable Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the applicable Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the applicable Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Adviser shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Adviser’s request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to the Adviser, the Agent shall provide the Adviser with such information as the Adviser deems reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Adviser shall review such information on a monthly basis. The Proxy Administrators shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrators. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The applicable Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Calvert Floating-Rate Advantage Fund	98	SAI dated February 1, 2019

APPENDIX A

CALVERT RESEARCH AND MANAGEMENT

GLOBAL PROXY VOTING GUIDELINES

I.        INTRODUCTION

Calvert Research and Management (“Calvert” or the “Adviser”) believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value. Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our clients, Calvert generally votes our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the shareholders may be asked to cast their proxies. There also may be instances when the Adviser votes shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is deemed by the Adviser to be in the best interests of shareholders.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Adviser generally foresees voting all shares as described except in special circumstances where the Adviser determines that a contrary vote may be in the best interests of shareholders.

Calvert Floating-Rate Advantage Fund	99	SAI dated February 1, 2019

When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Adviser cannot determine in advance whether such proposals are generally in the best interests of shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

Calvert appreciates that issues brought to shareowners may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Adviser will assess both best practices in the country in question and consistency with these Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record for the Calvert Funds is available on our web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.        CORPORATE GOVERNANCE

A.        Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards. Therefore, for private companies, the Adviser will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Calvert Floating-Rate Advantage Fund	100	SAI dated February 1, 2019

Board Independence

•	The Adviser will oppose slates of directors without at least a majority of independent directors.
•	The Adviser will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
•	The Adviser will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.
•	The Adviser will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•	The Adviser will oppose individual directors who serve as members of the nominating committee if the board lacks at least one woman and one racially diverse director, and the board is not at least 30 percent diverse.
•	The Adviser will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•	The Adviser will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.
•	The Adviser will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.
•	The Adviser will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders, or when required under applicable rules or regulations adopted by the U.S. Securities and Exchange Commission.
•	The Adviser will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.
•	The Adviser will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.
•	The Adviser will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.
•	The Adviser will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.
•	The Adviser will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
•	The Adviser will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•	The Adviser will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•	The Adviser will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.
Calvert Floating-Rate Advantage Fund	101	SAI dated February 1, 2019

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	The Adviser will examine and vote on a case-by-case basis proposals to limit director tenure.
•	The Adviser will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Adviser will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
•	The Adviser will oppose excessive awards of stock or stock options to directors.

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, the Adviser will vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;
•	The presence of problematic pay practices relating to director compensation;
•	Director stock ownership guidelines and holding requirements;
•	Equity award vesting schedules;
•	The mix of cash and equity-based compensation;
•	Meaningful limits on director compensation;
•	The availability of retirement benefits or perquisites; and
•	The quality of disclosure surrounding director compensation.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Adviser will evaluate director nominees on a case-by-case basis in contested election of directors.
•	The Adviser will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Proxy Contests/Proxy Access – Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

Calvert Floating-Rate Advantage Fund	102	SAI dated February 1, 2019

•	The Adviser will vote case-by-case on the election of directors in contested elections, considering the following factors: (i) long-term financial performance of the target company relative to its industry; (ii) management’s track record; (iii) background to the contested election; (iv) Nominee qualifications and any compensatory arrangements; (v) strategic plan of dissident slate and quality of critique against management; (vi) likelihood that the proposed goals and objectives can be achieved (both slates); and (vii) stock ownership positions.
•	The Adviser will vote case-by-case for individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•	The Adviser will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•	The Adviser will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Adviser will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Adviser will ordinarily oppose supermajority vote requirements.
•	The Adviser will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.
•	The Adviser will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.
•	The Adviser will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.
Calvert Floating-Rate Advantage Fund	103	SAI dated February 1, 2019

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Adviser will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.
•	The Adviser will examine and vote on a case-by-case basis proposals that create threshold targets for a shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Adviser will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
•	The Adviser will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Adviser will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation. This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•	The Adviser will ordinarily oppose proposals to create dual classes of stock. However, the Adviser will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.
•	The Adviser will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•	The Adviser will ordinarily oppose proposals seeking ratification of the auditor when the Adviser determines that the independence of the auditor may be compromised.
•	The Adviser will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.
•	The Adviser will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).
Calvert Floating-Rate Advantage Fund	104	SAI dated February 1, 2019

•	The Adviser will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•	The Adviser will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Adviser will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

•	The Adviser will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the Adviser determines that the independence of the auditor may be compromised.
•	The Adviser will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Adviser will ordinarily support proposals that call for full disclosure of company financial performance.
•	The Adviser will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
•	The Adviser will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
•	The Adviser will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.
•	The Adviser will ordinarily support proposals that call for disclosure of related party transactions.
•	The Adviser will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	The Adviser will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.        Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Calvert Floating-Rate Advantage Fund	105	SAI dated February 1, 2019

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•	The Adviser will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.
•	The Adviser will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

•	The Adviser will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).
•	The Adviser will support proposals seeking to establish an annual shareholder advisory vote on compensation.
•	The Adviser will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.
•	The Adviser will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation or Proposed Sale

This type of proposal concerns specific advisory votes on “golden parachute” arrangements for Named Executive Officers (NEOs) that are required under The Dodd-Frank Wall Street Reform and Consumer Protection Act. Special focus is placed on severance packages that provide inappropriate windfalls and cover certain tax liabilities of executives.

•	The Adviser will vote case-by-case on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with NEOs rather than focusing primarily on new or extended arrangements.

Equity Plans for Non-Employee Directors

•	The Adviser will vote case-by-case on compensation plans for non-employee directors, based on:
•	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
•	The company’s three-year burn rate relative to its industry/market cap peers; and
•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

Non-Employee Director Pay – U.S.

•	The Adviser will oppose members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e., two or more years) of awarding excessive non-employee director compensation without disclosing a compelling reason or other mitigating factors.

Shareholder Ratification of Director Pay Program

•	The Adviser will apply the following framework to U.S. ratification of non-employee director pay programs and will vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on:
•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
•	An assessment of the following qualitative factors:
•	The relative magnitude of director compensation as compared to companies of a similar profile;
•	The presence of problematic pay practices relating to director compensation;
Calvert Floating-Rate Advantage Fund	106	SAI dated February 1, 2019

•	Director stock ownership guidelines and holding requirements;
•	Equity award vesting schedules;
•	The mix of cash and equity-based compensation;
•	Meaningful limits on director compensation;
•	The availability of retirement benefits or perquisites; and
•	The quality of disclosure surrounding director compensation.

Compensation Committee

•	The Adviser may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•	The Adviser will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.
•	The Adviser will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.
•	The Adviser will examine and ordinarily oppose proposals for re-pricing of underwater options.
•	The Adviser will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
•	The Adviser will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.
•	The Adviser will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.
•	The Adviser will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.
•	The Adviser will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Adviser will oppose any ESOP whose primary purpose is to prevent a corporate takeover.
•	The Adviser will vote case-by-case when plan features include discretional vesting authority.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Adviser will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

•	The Adviser will support proposals requesting that management provide a pay equity report, including any proposals that address gender pay gap.

Ratio between CEO and Worker Pay

•	The Adviser will support proposals requesting that management report on the ratio between CEO and employee compensation.
•	The Adviser will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.
Calvert Floating-Rate Advantage Fund	107	SAI dated February 1, 2019

Executive Compensation Tie to Non-Financial Performance

•	The Adviser will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•	The Adviser will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.
•	The Adviser will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
•	The Adviser will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.        Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•	The Adviser will support proposals that consider non-financial impacts of mergers.
•	The Adviser will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.
•	The Adviser will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•	The Adviser will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings (“IPOs”). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

Calvert Floating-Rate Advantage Fund	108	SAI dated February 1, 2019

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•	The Adviser will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.
•	The Adviser will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•	The Adviser will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
•	The Adviser will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).
•	The Adviser will ordinarily oppose proposals to reincorporate outside the United States if the Adviser determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Adviser will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
•	The Adviser will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Adviser will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•	The Adviser will ordinarily oppose the creation of blank check preferred stock. In addition, the Adviser will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.
Calvert Floating-Rate Advantage Fund	109	SAI dated February 1, 2019

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Adviser will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
•	The Adviser will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

•	Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.
•	The Adviser will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.        CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.        Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•	The Adviser will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
•	The Adviser will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.        Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•	The Adviser will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
•	The Adviser will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.
•	The Adviser will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•	The Adviser will support proposals requesting that a company become a signatory to the Ceres Principles.
Calvert Floating-Rate Advantage Fund	110	SAI dated February 1, 2019

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change. Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using various guidelines. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•	The Adviser will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
•	The Adviser will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.
•	The Adviser will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.
•	The Adviser will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change. Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts. Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•	The Adviser will support proposals seeking the preparation of a report on the company’s risks due to climate change.
•	The Adviser will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.
•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.
•	The Adviser will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.
•	The Adviser will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.
Calvert Floating-Rate Advantage Fund	111	SAI dated February 1, 2019

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•	The Adviser will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
•	The Adviser will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•	The Adviser will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.
•	The Adviser will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.
•	The Adviser will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations1.” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•	The Adviser will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.        Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Adviser will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
•	The Adviser will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
•	The Adviser will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to

Calvert Floating-Rate Advantage Fund	112	SAI dated February 1, 2019

associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•	The Adviser will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers. This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Adviser will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
•	The Adviser will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of “glass ceilings” for women and minority employees.
•	The Adviser will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.
•	The Adviser will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.
•	The Adviser will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
•	The Adviser will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Adviser will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.
Calvert Floating-Rate Advantage Fund	113	SAI dated February 1, 2019

D.        International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•	The Adviser will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.
•	The Adviser will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.
•	The Adviser will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
•	The Adviser will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
•	The Adviser will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.
•	The Adviser will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.
•	The Adviser will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

•	The Adviser will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Adviser will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.
Calvert Floating-Rate Advantage Fund	114	SAI dated February 1, 2019

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation. Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development. In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations. These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions. Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•	The Adviser will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.
•	The Adviser will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•	The Adviser will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
•	The Adviser will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.        Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them. Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•	The Adviser will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
•	The Adviser will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.
•	The Adviser will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.
Calvert Floating-Rate Advantage Fund	115	SAI dated February 1, 2019

F.        Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•	The Adviser will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.
•	The Adviser will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Adviser will ordinarily support proposals asking companies to disclose product ingredients.
•	The Adviser will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
•	The Adviser will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Adviser will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
•	The Adviser will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.
•	The Adviser will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Adviser will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
•	The Adviser will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.
Calvert Floating-Rate Advantage Fund	116	SAI dated February 1, 2019

G.        Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Adviser will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.        Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Adviser will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Adviser will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Adviser will support proposals calling on companies to address and eliminate predatory lending practices.
•	The Adviser will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Adviser will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Adviser will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.
Calvert Floating-Rate Advantage Fund	117	SAI dated February 1, 2019

I.        Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•	The Adviser will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
•	The Adviser will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
•	The Adviser will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.
•	The Adviser will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.        Other Issues

All social issues that are not covered in these Guidelines are delegated to the Adviser to vote in accordance with the Fund’s specific sustainable and socially responsible criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

________________

1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. https://www.energy.gov/sites/prod/files/90day_Report_Second_11.18.11.pdf.

Calvert Floating-Rate Advantage Fund	118	SAI dated February 1, 2019

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2019

Calvert Ultra-Short Duration Income NextShares

Ticker: CRUSC

Listing Exchange: The NASDAQ Stock Market LLC

1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
1-800-368-2745

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified series of Calvert Management Series. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Disclosure of Portfolio Holdings and Related Information	21
Investment Restrictions	4	Taxes	22
Management and Organization	5	Portfolio Securities Transactions	30
Investment Advisory and Administrative Services	12	Other Information	32
Other Service Providers	15	Financial Statements	33
Calculation of Net Asset Value	15	Additional Information About Investment Strategies	33
Buying and Selling Shares	16

Appendix A: Bank and Exchange Holidays in World Markets	64	Appendix C: Calvert Funds Proxy Voting Policy and Procedures	78
Appendix B: Ratings	69	Appendix D: Adviser Proxy Voting Policies and Procedures	80

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated February 1, 2019, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-368-2745.

© 2019 Calvert Research and Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Basket” means the basket of securities, other instruments and/or cash that the Fund specifies each Business Day and for which it issues and redeems Creation Units;

“Board” means Board of Trustees or Board of Directors, as applicable;

“Calvert family of funds” means all registered investment companies advised or administered by Calvert Research and Management (“CRM”, “Calvert”, the “Adviser” or the “investment adviser”);

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Creation Units” means blocks of Fund shares (or multiples thereof) as described in the Prospectus;

“DTC” means the Depository Trust Company;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Listing Exchange” means The NASDAQ Stock Market LLC;

“NSCC” means the National Securities Clearing Corporation;

“NYSE” means the New York Stock Exchange;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Calvert Management Series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund (either directly or through one or more Portfolios as may be described in the prospectus) is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment strategy, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type or practice that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment type or practice. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

Calvert Ultra-Short Duration Income NextShares	2	SAI dated February 1, 2019

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)	√
Auction Rate Securities	√
Build America Bonds
Call and Put Features on Securities	√
Collateralized Mortgage Obligations (“CMOs”)	√
Commercial Mortgage-Backed Securities (“CMBS”)	√
Commodity-Related Investments
Common Stocks	√
Contingent Convertible Securities	√
Convertible Securities	√
Credit Linked Securities	√
Derivative Instruments and Related Risks	√
Derivative-Linked and Commodity-Linked Hybrid Instruments	√
Direct Investments
Emerging Market Investments	√
Equity Investments	√
Equity-Linked Securities
Event-Linked Securities
Exchange-Traded Funds (“ETFs”)	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions	√
Foreign Investments	√
Forward Foreign Currency Exchange Contracts	√
Forward Rate Agreements	√
Futures Contracts	√
Hybrid Securities	√
Illiquid Securities	√
Indexed Securities	√
Inflation-Indexed (or Inflation-Linked) Bonds	√
Calvert Ultra-Short Duration Income NextShares	3	SAI dated February 1, 2019

Investment Type	Permitted for or Relevant to the Fund
Junior Loans	√
Liquidity or Protective Put Agreements
Loans	√
Lower Rated Investments	√
Master Limited Partnerships (“MLPs”)	√
Money Market Instruments	√
Mortgage-Backed Securities (“MBS”)	√
Mortgage Dollar Rolls	√
Municipal Lease Obligations (“MLOs”)
Municipal Obligations	√
Option Contracts	√
Participation Notes
Pooled Investment Vehicles	√
Preferred Stock	√
Real Estate Investments	√
Repurchase Agreements	√
Residual Interest Bonds
Restricted Securities	√
Reverse Repurchase Agreements	√(1)
Rights and Warrants	√
Senior Loans	√
Short Sales	√
Special Equities Investments
Stripped Securities	√
Structured Notes	√
Swap Agreements	√
Swaptions	√
Trust Certificates
U.S. Government Securities	√
Unlisted Securities
Variable Rate Instruments	√
Venture Capital Limited Partnerships
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities	√

Calvert Ultra-Short Duration Income NextShares	4	SAI dated February 1, 2019

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√
Credit Spread Trades	√
Cybersecurity Risk	√
Diversified Status	√
Duration	√
Index Tracking
Loan Facility
Operational Risk	√
Portfolio Turnover	√
Securities Lending	√
Short-Term Trading	√
Significant Exposure to Smaller Companies
Significant Exposure to Global Energy Solutions Companies
Significant Exposure to Technology Companies
Significant Exposure to Water Companies
(1)	The Fund may invest up to 10% of its net assets in reverse repurchase agreements.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(5)	Make loans to other persons except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;
Calvert Ultra-Short Duration Income NextShares	5	SAI dated February 1, 2019

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, the Fund may:

(8)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the SEC staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

The following nonfundamental investment policy has been adopted by the Fund. A nonfundamental investment policy may be changed by the Board with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

•	make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time.

In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.

The Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy set forth above.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief

Calvert Ultra-Short Duration Income NextShares	6	SAI dated February 1, 2019

Compliance Officer is 1825 Connecticut Avenue, NW, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “CRM” refers to Calvert Research and Management, “Eaton Vance” refers to Eaton Vance Management, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., and “EVD” refers to Eaton Vance Distributors, Inc. (see “Principal Underwriter” under “Other Service Providers”). EVC and EV are the corporate parent and trustee, respectively, of CRM and Eaton Vance. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Calvert Funds in Fund Complex Overseen By Trustee	Other Directorships Held During Last Five Years
Interested Trustee
John H. Streur 1960	Trustee and President	Since 2015	President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Executive Officer of Calvert Investments Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012). Mr. Streur is an interested person because of his positions with CRM and certain affiliates.	39

Portfolio 21 Investments, Inc. (asset management) (through October 2014)

Managers Investment Group LLC (asset management) (through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Impact Capital, Inc.

Noninterested Trustees
RICHARD L. BAIRD, JR. 1948	Trustee	Since 1980	Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	39	None
ALICE GRESHAM BULLOCK 1950	Chair and Trustee	Since 2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	39	None
Calvert Ultra-Short Duration Income NextShares	7	SAI dated February 1, 2019

CARI M. DOMINGUEZ 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	39	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1948	Trustee	Since 1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	39	Calvert Impact Capital, Inc. (through December 31, 2018) Calvert Ventures, LLC
MILES D. HARPER, III 1962	Trustee	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999-September 2014).	39	Bridgeway Funds (9) (asset management) (through December 31, 2018)
JOY V. JONES 1950	Trustee	Since 2016	Attorney.	39	Conduit Street Restaurants SUD 2 Limited Palm Management Restaurant Corporation
ANTHONY A. WILLIAMS 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).	39

Freddie Mac

Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Centers Debt Reduction Task Force

Chesapeake Bay Foundation

Catholic University of America

Urban Institute (research organization)

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Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
HOPE L. BROWN 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
MAUREEN A. GEMMA 1960	Secretary, Vice President and Chief Legal Officer	Since 2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 175 registered investment companies advised or administered by Eaton Vance.
JAMES F. KIRCHNER 1967	Treasurer	Since 2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 175 registered investment companies advised or administered by Eaton Vance.

The Board has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established two committees to assist the Board in performing its oversight responsibilities.

The Board has appointed a noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairperson does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluation, question and discuss information provided to them with the Adviser, sub-advisers, if applicable, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Baird, experiences as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Streur, leadership roles within the Adviser and experience building and managing investment management firms.

The Fund’s Audit Committee approves and recommends to the Board the approval of independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of

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financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones. Mr. Harper serves as the Audit Committee Financial Expert. During the fiscal year ended September 30, 2018, the Audit Committee convened ten times.

The Governance Committee of the Fund addresses matters of fund governance, including policies on Trustee compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Trustees of the Boards, as applicable. When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders. See also “Process for Delivering Shareholder Communications to the Board of Trustees” for additional restrictions. The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee. During the fiscal year ended September 30, 2018, the Governance Committee convened four times.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise. In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search. The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties. The following individuals serve as members of the Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Adviser, and other service providers to the Fund have implemented various processes, procedures and controls intended to identify and address risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board exercises oversight of the risk management process primarily through the Audit Committee and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board requires management of the Adviser and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Fund, including its investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

Advisory Council. The Board has established an Advisory Council to aid the Board and CRM, as the Fund’s investment adviser, in advancing the cause of responsible investing through original scholarship and thought leadership. The members of the Advisory Council include four former trustees or directors of the Calvert funds and CRM’s Chief Executive Officer, John Streur. See “Trustees and Officers” above for information about Mr. Streur. Business information about the Advisory Council members is provided in the table below:

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Name and Year of Birth	Length of Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past Five Years
WAYNE SILBY, Esq. 1949	Since 2017	Chairman, Director and principal of Syntao.com (Beijing-based company promoting corporate social responsibility).	Ameritas Mutual Holding Company (insurance); Calvert Impact Capital, Inc.; and Impact Assets, Inc.
SYDNEY A. MORRIS 1950	Since 2017	Unitarian Universalist minister.	None
TERRENCE J. MOLLNER, Ed.D. 1945	Since 2017	Founder, Chairperson and President of Trusteeship Institute, Inc., (educational organization). Chairperson, Stakeholders Capital, Inc., (asset management firm and financial services provider).	Ben & Jerry’s Homemade, Inc. (food products) and Calvert Impact Capital, Inc.
REBECCA L. ADAMSON 1950	Since 2017	President First People’s Worldwide (international non-profit).	Bay & Paul Foundation

Each of Messrs. Mollner and Silby, Ms. Adamson and Rev. Morris receive annual compensation of $75,000 in their capacities as members of the Advisory Council. Calvert Investment Management, Inc. (“CIM”), the former investment adviser to the Fund, and Ameritas Holding Company, CIM’s parent company, have agreed to reimburse the Fund for this annual compensation, and to bear certain additional expenses of the Advisory Council not to exceed an aggregate amount of $300,000, in each case through the end of 2019. Any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board shall be borne by the Fund.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in the Calvert family of funds overseen by the Trustee as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Funds Overseen by Trustee in the Calvert Family of Funds
Interested Trustee
John H. Streur	None	Over $100,000
Noninterested Trustees
Richard L. Baird, Jr.	None	Over $100,000(1)
Alice Gresham Bullock	None	$10,001 - $50,000(1)
Cari M. Dominguez	None	Over $100,000
John G. Guffey, Jr.	None	Over $100,000
Miles D. Harper, III	None	Over $100,000(1)
Joy V. Jones	None	Over $100,000(1)
Anthony A. Williams	None	$1 - $10,000(1)
(1) Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Agreement.

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As of December 31, 2018, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD, any sub-adviser, if applicable, or any person controlling, controlled by or under common control with EVC or EVD or any sub-adviser, if applicable, collectively (“Affiliated Entity”).

During the calendar years ended December 31, 2017 and December 31, 2018, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in any Affiliated Entity;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any fund; (ii) another fund managed or distributed by any Affiliated Entity; (iii) any Affiliated Entity; or (iv) an officer of any of the above.

During the calendar years ended December 31, 2017 and December 31, 2018, no officer of any Affiliated Entity served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Agreement (the “Deferred Compensation Agreement”). Under the Deferred Compensation Agreement, an eligible Board member may elect to have all or a portion of his or her deferred fees invested in the shares of one or more funds in the Calvert family of funds, and the amount paid to the Board members under the Deferred Compensation Agreement will be determined based upon the performance of such investments. Deferral of Board members’ fees in accordance with the Deferred Compensation Agreement will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained. There is no retirement plan for Board members.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Board member who is a member of the Calvert organization receives no compensation from the Trust.) During the fiscal year ended September 30, 2018, the Trustees of the Trust earned the following compensation in their capacities as Board members from the Trust. For the year ended December 31, 2018, the Board members earned the following compensation in their capacities as members of the Calvert Fund Boards(1):

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari M. Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Trust(2)	$2,816	$3,177(3)	$2,790	$2,816(4)	$2,906	$2,802(5)	$2,788
Trust and Fund Complex(1)	$109,000	$123,000(6)	$108,000	$109,000(7)	$112,500	$108,500(8)	$108,000
(1)	As of February 1, 2019, the Calvert fund complex consists of 39 registered investment companies.
(2)	The Trust consisted of 4 Funds as of September 30, 2018.
(3)	Includes $318 of deferred compensation.
(4)	Includes $282 of deferred compensation.
(5)	Includes $255 of deferred compensation.
(6)	Includes $12,300 of deferred compensation.
(7)	Includes $10,900 of deferred compensation.
(8)	Includes $9,863 of deferred compensation.

Fund Organization

Trust. The Fund is a series of the Trust, which was organized under Massachusetts law on October 27, 1980 as a trust with transferable shares, commonly referred to as a “Massachusetts business trust”. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). When issued and outstanding, shares are fully paid and nonassessable by the Trust. Investors are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Trust will be voted together with respect to the election or removal of Trustees and on other matters affecting all Funds similarly. On matters affecting only a particular Fund, all investors of the affected Fund will vote together. Shares have no preemptive or conversion rights and are freely transferable.

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As permitted by Massachusetts law, there will normally be no meetings of investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by investors. In such an event the Trustees then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of two-thirds of the remaining Trustees.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of investors to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of investors. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or investors by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that any legal proceeding brought by or on behalf of an investor seeking to enforce any provision of, or based upon any matter arising out of, related to or in connection with, the Declaration of Trust, the Trust or any Fund or the shares of any Fund must be brought exclusively in the United States District Court for Massachusetts or, if such court does not have jurisdiction for the matter, then in the Superior Court of Suffolk County for the Commonwealth of Massachusetts. If an investor brings a claim in another venue and the venue is subsequently changed through legal process to the foregoing Federal or state court, then the investor will be required to reimburse the Trust and other persons for the expenses incurred in effecting the change in venue.

The Trust’s Declaration of Trust also provides that, except to the extent explicitly permitted by Federal law, an investor may not bring or maintain a court action on behalf of the Trust or any Fund (commonly referred to as a derivative claim) without first making demand on the Trustees requesting the Trustees to bring the action. Within 90 days of receipt of the demand, the Trustees will consider the merits of the claim and determine whether commencing or maintaining an action would be in the best interests of the Trust or the affected Fund. Any decision by the Trustees to bring, maintain or settle, or to not bring, maintain or settle the action, will be final and binding upon investors and therefore no action may be brought or maintained after a decision is made to reject a demand. In addition, the Trust’s Declaration of Trust provides that, to the maximum extent permitted by law, each investor acknowledges and agrees that any alleged injury to the Trust’s property, any diminution in the value of an investor’s shares and any other claim arising out of or relating to an allegation regarding the actions, inaction or omissions of or by the Trustees, the officers of the Trust or the investment adviser of the Fund is a legal claim belonging only to the Trust and not to the investors individually and, therefore, that any such claim is subject to the demand requirement for derivative claims referenced above.

The Trust or any series thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of investors of the Trust or the appropriate series thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to investors.

Under Massachusetts law, if certain conditions prevail, investors of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund investors and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund investors. The Declaration of Trust also contains provisions limiting the liability of a series to that series. Moreover, the

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Trust’s By-laws also provide for indemnification out of Fund property of any investor held personally liable solely by reason of being or having been an investor for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the investor’s risk of personal liability, is remote.

Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review a fund's proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix C and Appendix D, respectively. Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.

Process for Delivering Shareholder Communications to the Board of Trustees. Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA 02110

All communications should state the specific Calvert fund to which the communication relates. After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of the Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA 02110. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund’s Policy for the Consideration of Trustee Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund’s Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund’s Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory and Administrative Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory and Administrative Agreement requires the investment adviser to pay the compensation and expenses of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser, see the Prospectus. The following table sets forth the net assets of the Fund at September 30, 2018 and the investment advisory and administrative fees paid to CRM for the fiscal period ended September 30, 2018.

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Investment Advisory Fee for Year Ended
Net Assets at 9/30/18	9/30/18(1)
$10,014,088	$18,406
(1)	For the period from January 10, 2018 (commencement of operations) to September 30, 2018.

Pursuant to an expense reimbursement agreement, for the fiscal period from January 10, 2018 to September 30, 2018, CRM waived or reimbursed expenses of $110,614.

The Investment Advisory and Administrative Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. The Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.

Information About CRM and Eaton Vance. CRM is a subsidiary of Eaton Vance. CRM and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of CRM and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. CRM is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Paula A. Johnson, Brian D. Langstraat, Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Craig R. Brandon, Daniel C. Cataldo, Michael A. Cirami, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr. Langstraat, Frederick S. Marius, David C. McCabe, Scott H. Page, Edward J. Perkin, Lewis R. Piantedosi, Charles B. Reed, Craig P. Russ, John L. Shea, Eric A. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of CRM and Eaton Vance who may also be officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Streur who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, distributor, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser and the distributor may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis, CFA
Registered Investment Companies	11	$5,945.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
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Other Accounts	18	$577.2	0	$0
Vishal Khanduja, CFA
Registered Investment Companies	14	$6,618.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$577.2	0	$0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2018 and in the Calvert family of funds as of December 31, 2018.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Vishal Khanduja	None	$100,001 - $500,000
Brian S. Ellis	None	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser's trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

The Adviser operates proprietary indexes (each, an “Index”) based on research and other information developed by the Adviser. In addition, the Adviser manages accounts (including the Fund) using the same or substantially similar Adviser research. The operation of the Indexes, the Fund and other accounts in this manner may give rise to potential conflicts of interest, which may affect the management of the Fund and such accounts. For example, the Fund may engage in purchases and sales of securities (including securities included in an Index) at different times prior to, during, or after the time in which an Index is being reconstituted. The Indexes are reconstituted periodically as described in the prospectus. The trading by the Fund and other accounts in securities that are part of an Index could impact the ability of the Adviser’s accounts that seeks to replicate the Index to do so in a timely manner. From time to time, the Funds may be restricted or otherwise limited in trading in certain issuers in order to help ensure that accounts seeking to replicate an Index are able to do so.

Compensation Structure for CRM. Compensation of the investment adviser's portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of EVC nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

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Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager, that are not advised by CRM, to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. The Fund and the investment adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly neither the Fund nor the investment adviser is subject to CFTC regulation. The CFTC has neither reviewed nor approved the Fund's investment strategies or this SAI.

Administrative Services. Calvert also provides administrative services to the Fund. Under its Investment Advisory and Administrative Agreement, Calvert has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the distributor). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

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OTHER SERVICE PROVIDERS

Distributor. Foreside Fund Services, LLC (the “Distributor”) is the Fund’s principal underwriter. The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

The Distributor has entered into an agreement with Eaton Vance Distributors, Inc. (“EVD”) to provide marketing and sales support to the Fund. EVD is not compensated by the Distributor for such services. EVD also serves as placement agent for the Portfolio.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from the Distributor’s willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Custodian. State Street Bank and Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Calvert’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. KPMG LLP, 1601 Market Street, Philadelphia, PA 19103, independent registered public accounting firm, audits the Fund's financial statements and provides other audit, tax and related services.

Transfer and Dividend Disbursing Agent. State Street serves as the transfer and dividend disbursing agent for the Trust (“Transfer Agent”). As transfer and dividend disbursing agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for State Street is set forth above.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•	Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.
•	Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation.
•	Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.
•	Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.
Calvert Ultra-Short Duration Income NextShares	18	SAI dated February 1, 2019

•	Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.
•	Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.
•	Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).
•	Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
•	Precious metals are valued at the New York Composite mean quotation.
•	Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.
•	Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition; (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities; (iii) quotations or relevant information obtained from broker-dealers or other market participants; (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (v) an analysis of the company’s or entity’s financial condition; (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser. The portfolio managers of one Calvert fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Calvert fund. As such, at times the fair value of a Loan determined by certain Calvert portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

As stated in the prospectus, Calvert’s Valuation Committee oversees the implementation and administration of the Fund Valuation Procedures. This includes responsibility for approving all substantive amendments to the Procedures prior to consideration by the Board. Calvert’s Valuation Committee includes investment personnel as well as persons involved in oversight of Fund valuations.

Intraday Indicative Values. The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of the Listing Exchange (generally 9:30 am to 4:00 pm eastern time) each Business Day of the intraday indicative value (“IIV”) of the Fund’s shares. IIVs are calculated based on the current market trading prices of the Fund’s underlying holdings and disseminated at periodic intervals of not more than 15 minutes. The purpose of IIVs is to help investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount. Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.

BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units. The Trust issues and redeems Fund shares only in specified large aggregations of shares called “Creation Units.” A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under “Fund Summary – Purchases and Sales of Fund Shares” and “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Authorized Participants. All orders to purchase or redeem Creation Units must be placed with the Fund by or through an “Authorized Participant,” which is either: (a) a “participating party” (i.e., a Broker or other participant in the Continuous Net Settlement (“CNS”) System of the NSCC) or (b) a participant in the DTC system (“DTC Participant”), which in any

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case has executed an agreement with the Distributor (“Participant Agreement”). An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Timing. Fund shares are not authorized for sale outside of the United States, its territories and possessions without the prior written consent of the Fund. Creation Units are issued and redeemed each Business Day at the NAV per share next determined after an order in proper form is received by the Fund or its agent. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (the “Order Cut-Off Time”), generally 4:00 p.m. eastern time, on the Business Day that the order is placed (the “Transmittal Date”). All orders must be received no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. Creation Units may be issued and redeemed through the delivery of cash, securities or other instruments specified by the Fund, or a combination thereof.

The Fund may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the Listing Exchange or bond markets close earlier than normal, the Fund may require orders for Creation Units to be placed earlier in the Business Day. Orders to purchase Fund shares invested in fixed-income instruments may not be accepted on any day when the bond markets are closed.

Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery will generally be made through the DTC Process.

As noted under “Taxes,” a Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Payment. To keep trading costs low and to enable the Fund to be as fully invested as possible, the Fund generally expects to issue and redeem Creation Units in kind through the delivery of securities and/or other portfolio instruments, rather than cash, to the extent practicable. Creations and redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of investors.

Subject to certain exceptions described below, the Basket instruments paid or received by the Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of the Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (the “Balancing Amount”).

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions. Rather, instruments being acquired will generally be excluded from the Basket until their purchase is completed and instruments being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of the Fund and its investors, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.

The Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in kind. No other Basket substitutions will be permitted. A “Custom Order” is any purchase or redemption of Shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph. In addition, the Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis. In such an instance, the Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day

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will be made entirely in cash. The Fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the investment adviser will cause the Basket, including the names and quantities of the securities, cash and other instruments in the Basket and the estimated Balancing Amount for that day to be disseminated through the NSCC, a clearing agency registered with the SEC and affiliated with DTC. The Basket will also be posted to the Fund’s website. The published Basket will apply until a new Basket is announced, and there will be no intraday changes to the Basket except to correct errors in the published Basket. The investment adviser will also make available on a daily basis information about the previous day’s Balancing Amount.

Clearance and Settlement. Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of ETFs (the “NSCC Process”) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (the “DTC Process”), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge the Fund more than NSCC to settle purchases and/or redemptions of Creation Units. Further, the NSCC Process is generally only available for transactions involving domestic equity securities and certain domestic income securities. Thus, it may only be used in connection with in-kind transactions for Fund Creation Units that include only eligible securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through the Fund’s custodian and its sub-custodian network. Once such a creation order has been placed with the Fund or its agent, the Transfer Agent will inform the investment adviser and the Fund’s custodian. The custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above. The sub-custodians will confirm to the custodian that the purchase consideration has been delivered, and the custodian will notify the investment adviser and Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the purchaser with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments that do not use the DTC Process will generally clear and settle as follows: Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market. Fund shares will settle through DTC. The custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, will generally occur no later than the second Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the second Business Day following receipt in good order in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the funds, in certain circumstances. The holidays applicable to the Fund(s) that include foreign instruments in their basket during such periods are listed on Appendix A, as are instances where more than seven days will be needed to deliver redemption proceeds. Although

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certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed on Appendix A. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of the Fund(s) may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, investors may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Delivery. The Transfer Agent will transmit all purchase orders received from Authorized Participants to the Fund. After the Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by the Fund is expected to occur within the normal settlement cycle, currently no later than the second Business Day following the day on which an order is deemed to be received by the Transfer Agent. The Transfer Agent will issue or cause the issuance of confirmations of acceptance. The Distributor will be responsible for delivering a Prospectus to Authorized Participants purchasing Creation Units. The Transfer Agent and Distributor will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Shares will not normally be issued to a purchasing Authorized Participant until after the transfer to the Fund of good title to the Basket instruments required to be delivered in connection with the purchase. However, shares may be transferred in advance of receipt by the Fund of all or a portion of the applicable Basket instrument(s) as described further below. In these circumstances, the Authorized Participant will be required to transfer to the Fund the available Basket instruments plus, cash in an amount equal to at least 115% of the market value of any undelivered Basket instrument(s) (the “Additional Cash Deposit”). Each Creation Unit order shall be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and cash in the appropriate amount is deposited with the Fund’s custodian by the time designated by the Fund’s custodian on settlement date. If the order is not placed in proper form by the Order Cut-Off Time or federal funds in the appropriate amount are not received by the time designated by the Fund’s custodian on settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.

As noted above, an additional amount of cash shall be required to be deposited with the Fund pending delivery of the missing Basket instrument(s) in an amount equal to at least 115% of the daily marked to market value of the missing Basket instrument(s). In the event that additional cash is not paid, the Fund may use the cash on deposit to purchase the missing Basket instrument(s). The Authorized Participant will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases and the Authorized Participant shall be liable to the Fund for any shortfall between the cost to the Fund of purchasing any missing Basket instrument(s) and the value of the collateral. These costs will be deemed to include the amount by which the actual purchase price of the Basket instrument(s) exceeds the market value of such Basket instruments on the day the Creation Unit order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Basket instrument(s) have been properly received by the Custodian or purchased by the Fund and deposited into the Fund’s account with the Fund’s Custodian.

In connection with taking delivery of shares of securities upon redemption of Creation Units, a redeeming investor or Authorized Participant acting on behalf of such investor must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. A redeeming investor that is subject to a legal restriction with respect to a particular security included in the Fund’s Basket instruments may be paid an equivalent amount of cash. The Authorized Participant through which such a redeeming investor transacts may request that the redeeming investor complete an order form or enter into agreements with respect to such matters as compensating cash payment. Further, a redeeming investor that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. A redeeming investor may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

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The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Transaction Fees. Orders for Creation Units are subject to transaction fees. See “Buying and Selling Shares – Transaction Fees” in the Prospectus.

Order Rejection. The Fund and/or the Transfer Agent may reject any order that is not in proper form. Further, the Fund may reject a purchase order transmitted to it, if for example: (a) the purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing the Fund to no longer meet the requirements of a regulated investment company under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the investment adviser, have an adverse effect on the Fund or its investors; or (e) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the investment adviser, the transfer agent, the custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Required Early Acceptance of Orders. Notwithstanding the foregoing, Authorized Participants may be notified that the Order Cut-Off Time for an order may be earlier on a particular Business Day.

Exchange Listing and Trading. A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under “Fund Summary – Purchases and Sales of Fund Shares” and “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (“NAV-Based Trading”). Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. In NAV-Based Trading, all trades are executed at the next NAV, plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each trade, the final transaction price is determined once NAV is computed. Buyers will not know the value of their purchases and sales until the end of the trading day.

Although share prices will be quoted throughout the day relative to NAV, there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV. The Fund does not offer the opportunity to transact intraday at prices determined at time of trade execution.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) the Fund’s IIV or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) the Fund has failed to submit any filings required by the SEC or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the Fund shares from listing and trading upon termination of the Trust or the Fund.

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Book Entry Only System. The following information supplements and should be read in conjunction with “Buying and Selling Shares” in the Prospectus.

DTC acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Payment of Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor an investor’s shares is diluted materially as the result of a purchase or sale or other transaction.

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DISCLOSURE OF PORTFOLIO HOLDINGS AND RELATED INFORMATION

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund's Prospectus for information on disclosure made in filings with the SEC and/or posted on the Calvert website (www.calvert.com) and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•	Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its investors, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and S&P Global Ratings), analytical service providers engaged by the investment adviser (SS&C Advent, Bloomberg L.P., Evare, FactSet, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing, Inc.), pricing services (The Thomas Reuters Pricing Service Mark-to-Market Pricing Service, WM/Reuters Information Services and Non-Deliverable Forward Rates Service, IHS Markit, FT Interactive Data Corp., Securities Evaluations, Inc., SuperDerivatives and StatPro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC), engagement consultants (Hermes Equity Ownership Services Limited) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to the Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in-kind, the redeeming investors may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
•	Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Fund, the investment adviser and distributor will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund investors. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund investors or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s investors and its investment adviser or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

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The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund investors while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its investors. As used below, “the Fund” refers to each Fund listed on the cover of this SAI, except as otherwise noted. The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Investors should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund. The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. Based on advice of counsel, the Fund generally will not recognize gain or loss on its distribution of appreciated securities in investor-initiated redemptions of its shares. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its investors in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent taxable year.

The Fund also seeks to avoid the imposition of a federal excise tax on its ordinary income and capital gain net income. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not distributed out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any applicable state income, corporate excise or franchise tax.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the investor as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of investors taxed as individuals and (ii) for the dividends-received deduction in the case of corporate investors. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its net capital losses (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary losses (which includes the sum of the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of investor distributions.

Tax Consequences of Certain Investments. The following summary of the tax consequences of certain types of investments applies to the Fund. References below to “the Fund” are to any Fund that can engage in the particular practice as described in the prospectus or SAI.

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Securities Acquired at Market Discount or with Original Issue Discount. Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its investors. The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities. Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations. Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more tax credit bonds issued on or before December 31, 2017 (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its investors to claim a tax credit on their income tax returns equal to each investor’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, investors must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. An investor’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to investors, the Fund may choose not to do so.

Derivatives. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Unless an election is made, net 1256 gain or loss on forward currency contracts will be treated as ordinary income or loss.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received by the Fund is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any

Calvert Ultra-Short Duration Income NextShares	27	SAI dated February 1, 2019

resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales. In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales. The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies. The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit investors to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, investors will include in gross income from foreign sources their pro rata share of such taxes. An investor’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at the Fund level, investor level and, if applicable, Portfolio level), as a result of which an investor may not get a full credit or deduction for the amount of such taxes. In particular, the Fund or Portfolio, if applicable, must own a dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date in order to pass through to investors a credit or deduction for any foreign withholding tax on a dividend paid with respect to such stock. Likewise, investors must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to

Calvert Ultra-Short Duration Income NextShares	28	SAI dated February 1, 2019

the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Investors who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual investors subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in PFICs could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities. Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise investors of the extent, if any, to which its distributions consist of such interest. Investors are urged to consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”). Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund investors for U.S. federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income. Any distribution of income attributable to qualified REIT dividends or qualified publicly traded partnership income from the Fund's investment in a REIT or qualified publicly traded partnership, as applicable, will not qualify for the deduction that would be available to a non-corporate investor were the shareholder to own such REIT or qualified publicly traded partnership directly.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Investors” below).

Taxation of Fund Investors. Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are generally taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long an investor has owned his or her shares in the Fund. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular investor’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

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Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period. If the Fund makes a distribution to an investor in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital. A return of capital is not taxable, but it reduces an investor’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the investor of its shares. An investor’s tax basis cannot go below zero and any return of capital distributions in excess of an investor’s tax basis will be treated as capital gain.

Ordinarily, investors are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to an investor in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses. The Fund will inform investors of the tax character of distributions annually to facilitate investor tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at regular corporate tax rates. In such a case, it is expected that the Fund also will elect to have investors of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each investor will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If an investor buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the investor will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the investor’s investment.

Tax-Exempt Income. Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by investors as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its investors, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. Fund investors are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax. Interest on indebtedness incurred by an investor to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes in proportion to the percentage that the Fund’s distributions of exempt interest dividends bears to all of the Fund’s distributions, excluding properly reported capital gain dividends. If an investor receives exempt interest dividends with respect to any Fund share and if the share is held by the investor for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of an investor who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate investor’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of an investor of a Subchapter S corporation. Investors should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal AMT, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income. “Qualified dividend income” received by an individual is generally taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund investors to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the investor must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the

Calvert Ultra-Short Duration Income NextShares	30	SAI dated February 1, 2019

Fund or investor level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income. In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by an investor taxed as an individual provided the investor meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations. A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days (more than 90 days in the case of certain preferred stock) during the 91-day period beginning 45 days before the ex-dividend date (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate investor’s shares. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Investors. Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt investor could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt investor within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund investors such excess inclusion income may: (1) constitute income taxable as UBTI for those investors who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. investors even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund investors.

Sale, Redemption or Exchange of Fund Shares. Generally, upon the sale, redemption or (if permitted) exchange of Fund shares, an investor will realize a taxable gain or loss equal to the difference between the amount realized and the investor’s basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the investor’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or other disposition of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any Fund distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the investor acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the date of sale or other disposition of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the investor’s tax basis in some or all of the other shares acquired. See the prospectus for information regarding any permitted exchange of Fund shares.

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Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Applicability of Medicare Contribution Tax. The Code imposes a 3.8% Medicare contribution tax on net investment income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Investors. Amounts paid by the Fund to individuals and certain other investors who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as investors with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges). An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against an investor’s U.S. federal income tax liability.

Taxation of Foreign Investors. In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to an investor that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign investor”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. investor. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E, or other applicable form may be subject to backup withholding at the appropriate rate. A foreign investor would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

Properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% investor, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. investor would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute Form). In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. investors should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign investor if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign investor has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign investor; if the foreign investor owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign investor to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign investor’s participation in a wash sale transaction or the payment of a substitute dividend.

Calvert Ultra-Short Duration Income NextShares	32	SAI dated February 1, 2019

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign investor realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares at any time during the one year period ending on the date of the redemption.

The same rules apply with respect to distributions to a foreign investor from the Fund and redemptions of a foreign investor’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. investors, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution), in redemption of a foreign investor’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate investors, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such investors furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. investor at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with FATCA. A 30% withholding tax is imposed on U.S.-source dividends, interest and other income items, including those paid by the Fund, paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. If a payment by the Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign investors described above (e.g., capital gain dividends, short-term capital gain dividends, dividends attributable to qualified net interest income and dividends attributable to tax-exempt interest income). To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS. Non-U.S. investors should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886. Under Treasury Regulations, if an investor realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual investor or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate investor, the investor must file with the IRS a disclosure statement on Form 8886. Direct investors of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, investors of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Investors should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each investor’s particular situation.

Changes in Taxation. The taxation of the Fund and investors may be adversely affected by future legislation, Treasury Regulations, IRS revenue procedures and/or guidance issued by the IRS.

Calvert Ultra-Short Duration Income NextShares	33	SAI dated February 1, 2019

Taxes on Purchases and Redemptions of Creation Units. Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units, and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received). Persons redeeming Creation Units will generally recognize a gain or loss equal to the difference between the redeeming investor’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received, if any, plus (or minus) the cash amount received (or paid). The IRS, may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser. The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund and is otherwise in compliance with applicable law. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Calvert funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transacted directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.

Calvert Ultra-Short Duration Income NextShares	34	SAI dated February 1, 2019

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.

Fund trades executed by an affiliate of the investment adviser licensed in the United Kingdom may implicate laws of the United Kingdom, including rules of the UK Financial Conduct Authority, which govern client trading commissions and Research Services (“UK Law”). Broadly speaking, under UK Law the investment adviser may not accept any good or service when executing an order unless that good or service either is directly related to the execution of trades on behalf of its clients/customers or amounts to the provision of substantive research (as defined under UK Law). These requirements may also apply with respect to orders in connection with which the investment adviser receives goods and services under a CCA or other bundled brokerage arrangement. Fund trades may also implicate UK Law requiring the investment adviser to direct any research portion of a brokerage commission to an account controlled by the investment adviser.

Calvert Ultra-Short Duration Income NextShares	35	SAI dated February 1, 2019

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during fiscal period from January 10, 2018 (commencement of operations) to September 30, 2018, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Brokerage Commissions Paid for the Fiscal Year Ended	Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research
9/30/18	9/30/18	9/30/18
$0	$0	$0

During the fiscal year period from January 10, 2018 (commencement of operations) to September 30, 2018, the  Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, the value of such securities as of the Fund’s fiscal year end was as follows:

Broker/Dealer	Amount
Morgan Stanley	$651,026
Bank of America Corp.	$469,691
Citigroup, Inc.	$407,174
Goldman Sachs Group, Inc. (The)	$239,138
JPMorgan Chase & Co.	$61,389

OTHER INFORMATION

Control Persons and Principal Holders of Securities. At January 1, 2019, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Management	Boston, MA	100.00%

Beneficial owners of 25% or more of this Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

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FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to investors and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of investor reports and certain other Fund information to investors residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended September 30, 2018, as previously filed electronically with the SEC (Accession No. 0001628280-18-014695).

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage	To the extent required by SEC guidance, if a transaction creates a future obligation of the Fund to another party the Fund will: (1) cover the obligation by entering into an offsetting position or transaction; and/or (2) segregate cash and/or liquid securities with a value (together with any collateral posted with respect to the obligation) at least equal to the marked-to-market value of the obligation. Assets used as cover or segregated cannot be sold while the position(s) requiring coverage is open unless replaced with other appropriate assets. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, certain options, forward commitments, futures contracts, when-issued securities, swap agreements and residual interest bonds.
Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk. Some ABS may receive prepayments that can change their effective maturities. Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities. CDOs and CLOs are typically issued in various classes with varying priorities. The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests. In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Calvert Ultra-Short Duration Income NextShares	37	SAI dated February 1, 2019

Auction Rate Securities	Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.
Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.
Average Effective Maturity	Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons. In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.
Borrowing for Investment Purposes	Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.
Calvert Ultra-Short Duration Income NextShares	38	SAI dated February 1, 2019

Borrowing for Temporary Purposes	The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.
Build America Bonds	Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.
Call and Put Features on Securities	Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.
Calvert Ultra-Short Duration Income NextShares	39	SAI dated February 1, 2019

Collateralized Mortgage Obligations (“CMOs”)	CMOs are backed by a pool of mortgages or mortgage loans. The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities. Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages. CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis. Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Commercial Mortgage-Backed Securities (“CMBS”)	CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal. The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Commodity-Related Investments	The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. A Fund’s ability to invest in commodity-related investments may be limited by the Code.
Calvert Ultra-Short Duration Income NextShares	40	SAI dated February 1, 2019

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
Common Stocks	Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Calvert Ultra-Short Duration Income NextShares	41	SAI dated February 1, 2019

Contingent Convertible Securities	Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price. See also “Hybrid Securities.”
Convertible Securities	A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances. Certain convertible securities may include loss absorption characteristics that make the securities more equity-like. This is particularly true of convertible securities issued by companies in the financial services sector. See “Contingent Convertible Securities.”
Calvert Ultra-Short Duration Income NextShares	42	SAI dated February 1, 2019

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles. Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions. The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.
Calvert Ultra-Short Duration Income NextShares	43	SAI dated February 1, 2019

Credit Linked Securities	See also “Derivative Instruments and Related Risks” herein. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Credit Spread Trades	A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
Cybersecurity Risk	With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.
Derivative Instruments and Related Risks	Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument. Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks. Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”). Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.
Calvert Ultra-Short Duration Income NextShares	44	SAI dated February 1, 2019

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, credit, interest rate, leverage, liquidity, market and tax risks. Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets. To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.
OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. There can be no assurance that the use of derivative instruments will benefit the Fund.
The regulation of derivatives has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and regulations proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping, required margin and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. See also “Swap Agreements” herein. New regulations and the implementation of existing regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to fully execute its investment strategies as a result.
Likewise, the SEC has proposed regulations that, if adopted, would significantly change the manner in which a Fund must segregate assets to cover its future obligations. The proposed regulations would restrict its ability to enter into derivative transactions for speculative or hedging purposes and would require the Fund’s Board to adopt a derivative risk management and governance framework. These regulations could also limit the ability of a Fund to use these instruments as part of its investment management strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
Calvert Ultra-Short Duration Income NextShares	45	SAI dated February 1, 2019

Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective(s).
Derivative-Linked and Commodity-Linked Hybrid Instruments	A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.
Calvert Ultra-Short Duration Income NextShares	46	SAI dated February 1, 2019

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Direct Investments	Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.
Diversified Status	With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.
Duration	Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration. The duration of a Fund that invests in underlying funds is the sum of its allocable share of the duration of each of the underlying funds in which it invests, which is determined by multiplying the underlying fund’s duration by the Fund’s percentage ownership of that underlying fund.
Emerging Market Investments	The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets. Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.
Calvert Ultra-Short Duration Income NextShares	47	SAI dated February 1, 2019

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries. There can be no assurance that repatriation of income, gain or initial capital from these countries will occur. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets. As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.
The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Equity Investments	Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”). Market conditions may affect certain types of stocks to a greater extent than other types of stocks.
Equity-Linked Securities	See also “Derivative Instruments and Related Risks” and “Participation Notes” herein. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock. These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.
Calvert Ultra-Short Duration Income NextShares	48	SAI dated February 1, 2019

Event-Linked Securities	The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked securities”. Event-linked securities are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked securities, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.
Some event-linked securities are referred to as “catastrophe bonds.” Catastrophe bonds entitle a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.
Event-linked securities may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked securities are issued by off-shore entities and may be non-dollar denominated. As a result, the Fund may be subject to currency risk.
Often, event-linked securities provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked securities also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked securities are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such securities if the particular trigger occurs. Event-linked securities may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked security will use an independent risk model to calculate the probability and economic consequences of a trigger event.
Event-linked securities are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.
Event-linked securities typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked securities is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked securities.
Calvert Ultra-Short Duration Income NextShares	49	SAI dated February 1, 2019

Exchange-Traded Funds (“ETFs”)	ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.
Exchange-Traded Notes (“ETNs”)	ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.
ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Calvert Ultra-Short Duration Income NextShares	50	SAI dated February 1, 2019

Fixed-Income Securities	Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity. The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation. Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired. The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents). Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).
Foreign Currency Transactions	As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein). Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.
Calvert Ultra-Short Duration Income NextShares	51	SAI dated February 1, 2019

Foreign Investments	Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations. In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.
Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States. Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.
In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories. The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Calvert Ultra-Short Duration Income NextShares	52	SAI dated February 1, 2019

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

In June 2016, the United Kingdom approved a referendum to leave the European Union (“Brexit”). There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political events, including nationalist unrest in Europe, uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU itself, also may cause market disruptions. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Moreover, the uncertainty about the ramifications of Brexit may cause significant volatility and/or declines in the value of the Euro and the British pound. If no agreement is reached as to the terms of the United Kingdom’s exit from the European Union prior to the March 2019 exit date (“hard Brexit”), these impacts may be exaggerated. Brexit (and in particular a hard Brexit) may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom.

Forward Foreign Currency Exchange Contracts	See also “Derivative Instruments and Related Risks” herein. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.
When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.
Calvert Ultra-Short Duration Income NextShares	53	SAI dated February 1, 2019

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded. NDFs may also be used to gain or hedge exposure to gold.
Forward Rate Agreements	See also “Derivative Instruments and Related Risks” herein. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.
Futures Contracts	See also “Derivative Instruments and Related Risks” herein. Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset. Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin). Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.
Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
Calvert Ultra-Short Duration Income NextShares	54	SAI dated February 1, 2019

Hybrid Securities	Hybrid securities generally possess certain characteristics of both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities, trust preferred securities and certain debt obligations are types of hybrid securities. The investment adviser has sole discretion to determine whether an investment has hybrid characteristics and generally will consider the instrument’s preference over the issuer’s common shares, the term of the instrument at the time of issuance and/or the tax character of the instrument’s distributions. Debt instruments with a preference over common shares and a perpetual term or a term at issuance of thirty years or more generally are considered by the investment adviser to be hybrid securities. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert. Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments. Trust preferred securities are issued by a special purpose trust that holds the subordinated debt of a company and, as such, are subject to the risks associated with such debt obligation. See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”
Illiquid Securities	Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.
It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities. The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.
At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. See also “Restricted Securities.”
Index Tracking	The Fund’s portfolio will be invested in a manner intended to track the Index as discussed in the Prospectus. To the extent that a Fund has investments in the Special Equities program and/or the High Social Impact Investments program, the Fund may be less able to closely track the Index than if it did not have investments in these programs. Both of these investment programs are of limited size so that the tracking error induced by such investments would be limited.
Calvert Ultra-Short Duration Income NextShares	55	SAI dated February 1, 2019

Indexed Securities	See also “Derivative Instruments and Related Risks” herein. Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes. Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.
Inflation-Indexed (or Inflation-Linked) Bonds	Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon. The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Junior Loans	Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower. Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation. Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Calvert Ultra-Short Duration Income NextShares	56	SAI dated February 1, 2019

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.
For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements	See also “Derivative Instruments and Related Risks” herein. The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price. Interest income generated by certain municipal bonds with put or demand features may be taxable.
Loan Facility	Calvert Floating-Rate Advantage Fund may employ borrowings and leverage as described in the Prospectus. The Fund has entered into a Credit Agreement (the “Agreement”) with a bank that currently permits the Fund to borrow approximately $45 million pursuant to a 364-day revolving line of credit. The Fund is required to maintain certain net asset levels during the term of the Agreement. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the higher of prime rate or the Federal Funds rate, or at a rate above LIBOR and is payable monthly. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% and an upfront fee of 0.05% on the commitment amount. There can be no assurance that the program will be renewed or renewed on the same terms or amount once it expires.
Loans	Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.
Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.
Calvert Ultra-Short Duration Income NextShares	57	SAI dated February 1, 2019

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.
Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.
Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.
The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower. Representatives of the Fund also may join creditor or similar committees relating to loans.
Calvert Ultra-Short Duration Income NextShares	58	SAI dated February 1, 2019

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.
Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.
To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.
For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Lower Rated Investments	Lower rated investments (commonly referred to as “junk”) are of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than higher quality investments but they also typically entail greater potential price volatility and principal and income risk. Lower rated investments are regarded as predominantly speculative with respect to the entity’s continuing ability to make timely principal and interest payments. Also, their yields and market values may fluctuate more than higher rated investments. Fluctuations in value do not affect the cash income from lower rated investments, but are reflected in the Fund’s net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated investments to be less creditworthy. The secondary market for lower rated investments may be less liquid than the market for higher grade investments.
Master Limited Partnerships (“MLPs”)	MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors. Effective for taxable years beginning after December 31, 2017, the recently enacted Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.
Calvert Ultra-Short Duration Income NextShares	59	SAI dated February 1, 2019

Money Market Instruments	Money market instruments include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit or time deposits and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities. See “U.S. Government Securities” below. Certificates of deposit or time deposits are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. These securities may be subject to federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in an unaffiliated money market fund. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.
Mortgage-Backed Securities (“MBS”)	MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder. MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes, and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate. Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.
Calvert Ultra-Short Duration Income NextShares	60	SAI dated February 1, 2019

There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement. Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.
GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.
FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.
While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.
Calvert Ultra-Short Duration Income NextShares	61	SAI dated February 1, 2019

Mortgage Dollar Rolls	In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund. The use of mortgage dollar rolls is a speculative technique involving leverage. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.
Municipal Lease Obligations (“MLOs”)	MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance. MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.
MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities. Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade. If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid. In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.
Calvert Ultra-Short Duration Income NextShares	62	SAI dated February 1, 2019

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.
Municipal Obligations	Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.
In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.
Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT.
The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.
Calvert Ultra-Short Duration Income NextShares	63	SAI dated February 1, 2019

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the following risks.
Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.
Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
Calvert Ultra-Short Duration Income NextShares	64	SAI dated February 1, 2019

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.
Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector. As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.
Calvert Ultra-Short Duration Income NextShares	65	SAI dated February 1, 2019

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Schedule of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk	The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Calvert Ultra-Short Duration Income NextShares	66	SAI dated February 1, 2019

Option Contracts	See also “Derivative Instruments and Related Risks” herein. An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument). Options may be listed on an exchange or traded in the OTC market. In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund. OTC options also involve greater liquidity risk. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options. Options on futures contracts are discussed herein under “Futures Contracts.”
If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date. There can be no assurance that a closing purchase or sale transaction can be consummated when desired.
Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. The Fund may also buy and write call options on the same reference instrument to cover its obligations. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.
To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.
Calvert Ultra-Short Duration Income NextShares	67	SAI dated February 1, 2019

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.
Participation Notes

The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (“P-Notes”). For instance, the Fund may purchase P-Notes to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities. P-Notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-Notes involve transaction costs.

An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-Note may perform differently from its underlying security. While the holder of a P-Note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-Notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-Notes. If the counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-Note. Additionally, issuers of P-Notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-Notes and discretion to adjust a P-Note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-Note or that the trading price of a P-Note will equal the value of the underlying security. P-Notes may be considered illiquid.

Pooled Investment Vehicles	The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange. The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value. The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.
Portfolio Turnover	A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders. The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings. The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.
Calvert Ultra-Short Duration Income NextShares	68	SAI dated February 1, 2019

Preferred Stock	Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders. However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Securities.” Preferred stock may be subject to redemption at the option of the issuer at a predetermined price. Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.
Real Estate Investments

Real estate investments, including real estate investment trusts (“REITs”), are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Private REITs are unlisted, which may make them difficult to value and less liquid. Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs are also subject to credit, market, liquidity and interest rate risks.

Effective for taxable years beginning after December 31, 2017, the recently enacted Tax Cuts and Jobs Act generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. However, the new law does not include any provision for a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders. As a result, an investor who invests directly in REITs will be able to receive the benefit of that deduction, while a shareholder of the Fund will not.

REITs may issue debt securities to fund their activities. The value of these debt securities may be affected by changes in the value of the underlying property owned by the REIT, the creditworthiness of the REIT, interest rates, and tax and regulatory requirements, among other things.

Repurchase Agreements	Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.
Calvert Ultra-Short Duration Income NextShares	69	SAI dated February 1, 2019

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Calvert Ultra-Short Duration Income NextShares	70	SAI dated February 1, 2019

Restricted Securities

Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.

The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell.  See also “Illiquid Securities.”

Reverse Repurchase Agreements	Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Calvert Ultra-Short Duration Income NextShares	71	SAI dated February 1, 2019

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Securities Lending	The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser. These loans earn income and are collateralized by cash, securities or letters of credit. The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan. The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable $1.00 net asset value per share. When the loan is closed, the lender is obligated to return the collateral to the borrower. The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan. The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser will instruct the securities lending agent to terminate loans and recall securities with voting rights in accordance with the investment adviser’s proxy voting policy and procedures so that the securities may be voted in accordance with such policies and procedures. See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.
Senior Loans	Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.
Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.
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Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.
Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.
Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.
In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.
The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.
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For Calvert Floating-Rate Advantage Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.
For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales	Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered. In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant. The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund. Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.
Short-Term Trading	Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.
Significant Exposure to Global Energy Solutions Companies	Sustainable energy solutions include, but are not limited to, renewable energy (such as solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy. Significant investments in sustainable energy solutions companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. Sustainable energy solutions companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant energy sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Sustainable energy solutions companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of sustainable energy solutions companies will lag the performance of securities of companies in other sectors or the broader market as a whole.
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Significant Exposure to Smaller Companies	The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange, may be more difficult and may take longer to liquidate at fair value than would be the case for the publicly traded securities of a large company.
Significant Exposure to Technology Companies	Technology related companies include, among others, internet, software, hardware, semiconductor, and IT services companies. Significant investments in technology companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. The value of securities of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. Securities of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Significant Exposure to Water Companies	Water companies include: water treatment, engineering, filtration, environmental controls, water-related equipment, water and wastewater services, and water utilities. Technologies, services and products that these companies may be involved in, can include, but are limited to: water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund’s significant investment in water companies may present more risks than would be the case for a fund that invests more broadly in numerous industries and sectors of the economy. Water companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant water sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Water companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of water companies will lag the performance of securities of companies in other sectors or the broader market as a whole.
Special Equities Investments

The Special Equities program allows a Fund to promote responsible investment goals through privately placed investments. As stated in the Prospectus, the Board of the Fund identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy. A Special Equities investment may lose its entire value if the business enterprise does not succeed. Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

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Stripped Securities	Stripped Securities (“Strips”) may be issued by the U.S. Government, its agencies or instrumentalities, and may also be issued by private originators or investors, including depository institutions, banks, investment banks and special purpose subsidiaries of these entities. Strips are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Strips are particularly sensitive to changes in interest rates, which may impact the frequency of principal payments (including prepayments) on the underlying assets or pool of underlying assets. Some structures may have a class that receives only interest from the underlying assets, an interest-only (“IO”) class, while another class may receive only principal, a principal-only (“PO”) class. IO and PO Strips may be purchased for their return and/or hedging characteristics. Because of their structure, IO Strips may move differently than typical fixed-income securities in relation to changes in interest rates. IO Strips tend to decrease in value if prepayments are greater than anticipated and increase in value if prepayments are less than anticipated. Conversely, PO Strips tend to increase in value if prepayments are greater than anticipated and decline if prepayments are less than anticipated. While the U.S. Government or its agencies or instrumentalities may guarantee the full repayment of principal on Strips they issue, repayment of interest is guaranteed only while the underlying assets or pools of assets are outstanding. To the extent the Fund invests in Strips, rapid changes in the rate of prepayments may have an adverse effect on the Fund’s performance. In addition, the secondary market for Strips may be less liquid than that for other securities. Certain Strips may also present certain operational and/or valuation risks.
Structured Notes	See also “Derivative Instruments and Related Risks” herein. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.
Swap Agreements	See also “Derivative Instruments and Related Risks” herein. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
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Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments. Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap). Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future. If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the referenced entity or underlying asset has declined.
The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act, which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.
Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules yet to be promulgated and/or implemented may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the implementation of this legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.
Swap agreements include (but are not limited to):
Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.
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Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.
Credit Default Swaps. Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.
Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.
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Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis. Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.
Swaptions	See also “Derivative Instruments and Related Risks” herein. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Trust Certificates	Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.
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U.S. Government Securities	U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities. The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.
Unlisted Securities	Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.
Variable Rate Instruments	Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.
Calvert Ultra-Short Duration Income NextShares	80	SAI dated February 1, 2019

Venture Capital Limited Partnerships	A Fund may invest in venture capital limited partnerships (“limited partnerships”), through the Special Equities program, to the extent disclosed in the Prospectus. Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Fund, who include their allocated share of the partnership’s income and expenses in their own calculations of income and expense. The investment in limited partnerships may potentially cause non-compliance by the Fund with certain tax laws and regulations and subject the Funds to penalties under the tax laws, including possible loss of their qualification as a RIC under Subchapter M of the Code. The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. A Fund’s liability generally is limited to the amount of its commitment to the partnership. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.
When-Issued Securities, Delayed Delivery and Forward Commitments	Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.
Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities	Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.
Calvert Ultra-Short Duration Income NextShares	81	SAI dated February 1, 2019

Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond. PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral. If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate. Generally, the deferral of PIK interest increases the loan to value ratio.

Calvert Ultra-Short Duration Income NextShares	82	SAI dated February 1, 2019

APPENDIX A

Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

2019 Bank and Exchange Holidays in World Markets

MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Albania^	B	1,2		14,22	22,29	1	5**		12**	5		28,29	9,25	SS
Argentina	B	1		4,5	18,19	1	20		19		14	6,18	25	SS
Argentina	E	1		4,5	18,19	1	20		19		14	6,18	25	SS
Australia^	B	1,28		4*,11*	19,22,23*,25	6*,27*	3*,10*		5*,14*	30*	7*	5*	24**,25,26*,31**	SS
Australia	E	1,28			19,22,25		10						24*,25,26,31*	SS
Austria/	B	1			19,22	1							25,26	SS
Austria	E	1			19,22	1	10						24-26,31	SS
Bahrain	B	1				1	4**-6**		11**-13**	8**,9**			16,17	FS
Bahrain	E	1				1	4**-6**		11**-13**	8**,9**			16,17	FS
Bangladesh	B		21	17,26	14,21	1	2**,4**-6**	1	11**-13**,15	10**	8	10**	16,25,31	FS
Bangladesh	E		21	17,26	14,21	1	2**,4**-6**	1	11**-13**,15	10**	8	10**	16,25,31	FS
Belgium/	B	1			19,22	1							25,26	SS
Belgium	E	1			19,22	1							24*,25,26,31*	SS
Benin^	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Benin^	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Bermuda	B	1			19	31	17		1,2	2		11	25,26	SS
Bermuda	E	1			19	31	17		1,2	2		4,11	25,26	SS
Bosnia and Herzegovina, Fed. of	B	1,2				1,2								SS
Bosnia and Herzegovina, Fed. of	E	1,2		1	22	1,2,3	3,4		12			25	25	SS
Botswana	B	1,2			19,22	1,30		1,2,15,16		30	1		25,26	SS
Botswana	E	1,2			19,22	1,30		1,2,15,16		30	1		25,26	SS
Brazil	B	1,25		4,5,6*	19	1	20	9				15,20	25	SS
Brazil	E	1,25		4,5,6*	19	1	20	9				15,20	25	SS
Bulgaria/	B	1		4	19,22,26,29	1,6,24				6,23			24-26	SS
Bulgaria	E	1		4	19,22,26,29	1,6,24				6,23			24-26	SS
Burkina Faso^	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Burkina Faso^	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Canada^	B	1-2*	18*		19	20	24*	1	5*	2	14	11	25-26	SS
Canada	E	1	18		19	20		1	5	2	14		25,26	SS
Chile	B	1			19	1,21		16	15	18-20	31	1	25,31	SS
Chile	E	1			19	1,21		16	15	18-20	31	1	25,31	SS
China	B	1	4-8		5	1	7			13	1-4,7			SS
China	E	1	4-8		5	1	7			13	1-4,7			SS
China Connect - Bond Connect	E	1	4-8		5	1	7			13	1-4,7			SS
China Connect - Stock Connect^	E	1	4-8		5,18,19,22	1,10,13	7,28	1		13	1-4,7		24-26	SS
Clearstream		1											25	SS
Colombia	B	1,7		25	18,19	1	3,24	1	7,19		14	4,11	25	SS
Colombia	E	1,7		25	18,19	1	3,24	1	7,19		14	4,11	25	SS
Costa Rica	B	1			11,18,19	1		25	2,15				25	SS
Costa Rica	E	1			11,18,19	1		25	2,15				25	SS
Croatia	B	1			22	1	20,25		5,15		8	1	25,26	SS
Croatia	E	1			19, 22	1	20,25		5,15		8	1	24,25,26,31	SS
Cyprus/	B	1		11,25	1,19,22,26,29,30	1	17		15		1,28		24-26	SS
Cyprus	E	1		11,25	1,19,22,26,29,30	1	17		15		1,28		24-26	SS
Czech Republic	B	1			19,22	1,8		5			28		24-26	SS
Czech Republic	E	1			19,22	1,8		5			28		24-26	SS
Denmark/	B	1			18,19,22	17,30,31	5,10						24-26,31	SS
Denmark	E	1			18,19,22	17,30,31	5,10						24-26,31	SS

Calvert Ultra-Short Duration Income NextShares	83	SAI dated February 1, 2019

2019 Bank and Exchange Holidays in World Markets

MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Egypt	B	1,7			25,28,29	1	4**,5**	1**,23	11**,12**		6			FS
Egypt	E	1,7			25,28,29	1	4**,5**	1**,23	11**,12**		6			FS
Estonia[†]	B	1			19,22	1,30	24		20				24-26,31	SS
Estonia	E	1			19,22	1,30	24		20				24-26,31	SS
Eswatini[*]	B	1			19,22,25	1,30		22**		2**,6**			25,26	SS
Eswatini[*]	E	1			19,22,25	1,30		22**		2**,6**			25,26	SS
Euroclear		1											25	SS
Finland[†]	B	1			19,22	1,30	21						6,24-26,31	SS
Finland	E	1			19,22	1,30	21						6,24-26,31	SS
France[†]	B	1			19,22	1							25,26	SS
France	E	1			19,22	1							24*,25,26,31*	SS
Georgia, Republic of	B	1,2,7		8	9,26,29	9			28		14			SS
Georgia, Republic of	E	1,2,7		8	9,26,29	9			28		14			SS
Germany[†]	B	1			19,22	1							25,26	SS
Germany	E	1			19,22	1	10				3		24-26,31	SS
Ghana	B	1,7		6	19,22	1,27	5**	1	12**				6,25,26	SS
Ghana	E	1,7		6	19,22	1,27	5**	1	12**				6,25,26	SS
Greece[†]	B	1			19,22	1							25,26	SS
Greece	E	1		11,25	19,22,26,29	1	17		15		28		24-26	SS
Guinea-Bissau[^]	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Guinea-Bissau[^]	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Hong Kong	B	1	5-7		5,19,22	1,13	7	1			1,7		25,26	SS
Hong Kong	E	1	4*,5-7		5,19,22	1,13	7	1			1,7		24*,25,26,31*	SS
Hungary	B	1		15	19,22	1	10		19,20		23	1	24-27	SS
Hungary	E	1		15	19,22	1	10		19,20		23	1	24-27	SS
Iceland	B	1			18,19,22,25	1,30	10,17		5				24-26,31*	SS
Iceland	E	1			18,19,22,25	1,30	10,17		5				24-26,31	SS
India	B		19	4,21	17,19	1	5		12,15	2,10	2,8,28	12	25	SS
India	E			4,21	17,19	1	5		12,15	2,10	2,8,28	12	25	SS
Indonesia	B	1	5	7	3,19	1,30	3-7						24,25	SS
Indonesia	E	1	5	7	3,19	1,30	3-7						24,25,31	SS
Ireland[†]	B	1			22	6	3		5		28		25,26	SS
Ireland	E	1			19,22	1							25,26	SS
Israel	B			21	9,21*-25*	8*,9	9		11	29*,30	1,8*,9,13*,14,15*-17*,20*,21			FS
Israel	E			21	9,25	8,9	9		11	29,30	1,8,9,13,14,15*-17*,20,21			FS
Italy[†]	B	1			19,22	1							25,26	SS
Italy	E	1			19,22	1			15				24-26,31	SS
Ivory Coast	B	1			22	1,30	5**,10		7,12**,15			1,15	25	SS
Ivory Coast	E	1			22	1,30	5**,10		7,12**,15			1,15	25	SS
Japan	B	1-3,14	11	21	29,30	1-3,6		15	12	16,23	14,22	4	31	SS
Japan	E	1-3,14	11	21	29,30	1-3,6		15	12	16,23	14,22	4	31	SS
Jordan	B	1				1	4**-6**		11**-14**				25	FS
Jordan	E	1				1	4**-6**		11**-14**				25	FS
Kazakhstan	B	1,2,7		8,21,22,25		1,7,9,10		8	30				2,16,17	SS
Kazakhstan	E	1,2,7		8,21,22,25		1,7,9,10		8	30				2,16,17	SS
Kenya	B	1			19,22	1	5**		21**		10,21		12,25,26	SS
Kenya	E	1			19,22	1	5**		21**		10,21		12,25,26	SS

Calvert Ultra-Short Duration Income NextShares	84	SAI dated February 1, 2019

2019 Bank and Exchange Holidays in World Markets

MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Korea, Republic of	B	1	4-6	1		1,6	6		15	12,13	3,9		25	SS
Korea, Republic of	E	1	4-6	1		1,6	6		15	12,13	3,9		25, 31	SS
Kuwait	B	1	25,26		4		5**,6**		11**-13**	1**	10**			FS
Kuwait	E	1	25,26		4		5**,6**		11**-13**	1**	10**			FS
Latvia[T]	B	1			19,22	1,6,30	24					18	24-26,31	SS
Latvia	E	1			19,22	1,6,30	24					18	24-26,31	SS
Lithuania[T]	B	1		11	19,22	1,30	24					1	24-26,31	SS
Lithuania	E	1		11	19,22	1,30	24					1	24-26,31	SS
Luxembourg[T]	B	1			19,22	1,30	10		15			1	24*,25,26	SS
Luxembourg	E	1			19,22	1							24*,25,26,31*	SS
Malawi*	B	1,15		4	19,22	1,14	4**	8			15		25,26	SS
Malawi*	E	1,15		4	19,22	1,14	4**	8			15		25,26	SS
Malaysia	B	1,21	1,5,6			1,20,22	5**,6**		12**	2,9,16	28**		25	SS
Malaysia	E	1,21	1,4*,5,6			1,20,22	4* **,5**,6**		12**	2,9,16	28**		25	SS
Mali*	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Mali*	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Mauritius	B	1,2,21	1,5	4,12		1	5**			3		1	25	SS
Mauritius	E	1,2,21	1,5	4,12		1	5**			3		1	25	SS
Mexico	B	1	4	18	18,19	1				16		18	12,25	SS
Mexico	E	1	4	18	18,19	1				16		18	12,25	SS
Morocco	B	1,11				1	4**,5**	30	12**,13**,14, 20,21	2**		6,11**,12**		SS
Morocco	E	1,11				1	4**,5**	30	12**,13**,14, 20,21	2**		6,11**,12**		SS
Namibia	B	1		21	19,22	1,30			26				10,25,26	SS
Namibia	E	1		21	19,22	1,30	17		9,26	24			10,16,25,26	SS
Netherlands[T]	B	1			19,22	1							25,26	SS
Netherlands	E	1			19,22	1							24*,25,26,31*	SS
New Zealand	B	1,2	6		19,22,25		3				28		25,26	SS
New Zealand	E	1,2	6		19,22,25		3				28		25,26	SS
Niger*	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Niger*	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Nigeria	B	1			19,22	1	4**,5**,12		12		1		25,26	SS
Nigeria	E	1			19,22	1	4**,5**,12		12		1		25,26	SS
Norway	B	1			17*,18,19,22	1,17,30	10						24-26,31	SS
Norway	E	1			17*,18,19,22	1,17,30	10						24-26,31	SS
Oman	B	1			3**		5**,6**	23**	11**-15**	1**		10**,18**,19**		FS
Oman	E				3**		5**,6**	23**	11**-15**	1**		10**,18**,19**		FS
Pakistan	B	1	5			1,6**	5**-7**	1	12**,13**,14	9**,10**			25	SS
Pakistan	E		5			1	5**-7**		12**,13**,14	9**,10**			25	SS
Panama	B	1,9		5	18,19	1						4,5,11,28	9,25	SS
Panama	E	1,9		5	18,19	1						4,5,11,28	9,25	SS
Peru	B	1			18,19	1		29	30		8	1	25	SS
Peru	E	1			18,19	1		29	30		8	1	25	SS
Philippines	B	1	5,25		9,18,19	1	12		21,26			1	24,25,30,31	SS
Philippines	E	1	5,25		9,18,19	1	12		21,26			1	24,25,30,31	SS
Poland[T]	B	1			19*,22	1,3	20		15			1,11	24*,25,26,31*	SS
Poland	E	1			19*,22	1,3	20		15			1,11	24*,25,26,31*	SS

Calvert Ultra-Short Duration Income NextShares	85	SAI dated February 1, 2019

2019 Bank and Exchange Holidays in World Markets

MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Portugal[7]	B	1			19,22	1							25,26	SS
Portugal	E	1			19,22	1							24*,25,26,31*	SS
Qatar	B	1	12	3			4**-6**		11**-13**				18	FS
Qatar	E	1	12	3			4**-6**		11**-13**				18	FS
Romania[7]	B	1,2,24			29	1	17		15				25,26	SS
Romania	E	1,2,24			26,29	1	17		15				25,26	SS
Russia	B	1-4,7,8		8		1-3,9,10	12					4		SS
Russia	E	1,2,7		8		1,9	12					4		SS
Saudi Arabia	B						6**,9**,10**		12**-15**	23**				FS
Saudi Arabia	E						6**,9**,10**		12**-15**	23**				FS
Senegal*	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Senegal*	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Serbia	B	1,2,7	15		26,29	1,2						11		SS
Serbia	E	1,2,7	15		26,29	1,2						11		SS
Singapore	B	1	5,6		19	1,20	5		9,12		28		25	SS
Singapore	E	1	5,6		19	1,20	5		9,12		28		25	SS
Slovak Republic[7]	B	1			19,22	1,8		5	29			1	24-26	SS
Slovak Republic	E	1			19,22	1,8		5	29			1	24-26	SS
Slovenia[7]	B	1,2	8		19,22	1,2	25		15		31	1	24*,25-26,31*	SS
Slovenia	E	1,2	8	~~19~~	19,22	1,2	25		15		31	1	24-26,31	SS
South Africa	B	1		21	19,22	1	17		9	24			16,25,26	SS
South Africa	E	1		21	19,22	1	17		9	24			16,25,26	SS
Spain[7]	B	1			19	1							25	SS
Spain	E	1			19,22	1							24*,25,26,31*	SS
Sri Lanka	B	15	4,19	4,20	12*,15,19	1,20	5	16	12,14	13		11,12	11,25	SS
Sri Lanka	E	1,15	4,19	4,20	12,15,19	1,20	5	16	12,14	13		11,12	11,25	SS
Srpska, Republic of	B	1,2				1,2								SS
Srpska, Republic of	E	1,2,7,9			26,29	1,2,9						21		SS
Sweden	B	1			18*,19,22,30*	1,29*,30	6,21					1*	24-26,31	SS
Sweden	E	1			18*,19,22,30*	1,29*,30	6,21					1*	24-26,31	SS
Switzerland	B	1			19,22	1							25,26	SS
Switzerland	E	1,2			19,22	1,30	10		1				24-26,31	SS
Taiwan	B	1	4-8,28	1	4,5	1	7			13	10,11			SS
Taiwan	E	1	1,4-8,28	1	4,5	1	7			13	10,11			SS
Tanzania	B	1			19,22,26	1	5		8,12		14		9,25,26	SS
Tanzania	E	1			19,22,26	1	5		8,12		14		9,25,26	SS
Thailand	B	1	19		8,15,16	1,20		16,29	12		14,23		5,10,31	SS
Thailand	E	1	19		8,15,16	1,20		16,29	12		14,23		5,10,31	SS
Togo*	B	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Togo*	E	1			22	1,30	4**,10		7,12**,15			1,15	25	SS
Tunisia	B													SS
Tunisia	E	1,14		20	9	1	4**-6**	25	11,12**,13	1**	15	9**		SS
Turkey	B	1			23	1	4*,5-7	15	12-14,30		28*,29			SS
Turkey	E	1			23	1	4*,5-7	15	12-14,30		28*,29			SS

Calvert Ultra-Short Duration Income NextShares	86	SAI dated February 1, 2019

Calvert Ultra-Short Duration Income NextShares	87	SAI dated February 1, 2019

APPENDIX B

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of a default.

GLOBAL LONG-TERM RATINGS SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

GLOBAL SHORT-TERM RATING SCALE

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

Calvert Ultra-Short Duration Income NextShares	88	SAI dated February 1, 2019

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured debt and debt like instruments. As such, Issuer Ratings incorporate any external support that is expected to apply to all current and future issuance of senior unsecured financial obligations and contracts, such as explicit support stemming from a guarantee of all senior unsecured financial obligations and contracts, and/or implicit support for issuers subject to joint default analysis (e.g. banks and government-related issuers). Issuer Ratings do not incorporate support arrangements, such as guarantees, that apply only to specific (but not to all) senior unsecured financial obligations and contracts.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Calvert Ultra-Short Duration Income NextShares	89	SAI dated February 1, 2019

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

• Nature of and provisions of the financial obligation and the promise that it is imputed; and

• Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Calvert Ultra-Short Duration Income NextShares	90	SAI dated February 1, 2019

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Calvert Ultra-Short Duration Income NextShares	91	SAI dated February 1, 2019

ISSUER CREDIT RATINGS DEFINITIONS

S&P’s issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings.

Issuer credit ratings can be either long-term or short-term.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

Calvert Ultra-Short Duration Income NextShares	92	SAI dated February 1, 2019

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in a 'SD' or 'D' issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated as NR is not rated.

Calvert Ultra-Short Duration Income NextShares	93	SAI dated February 1, 2019

MUNICIPAL SHORT-TERM NOTE RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects S&P opinions about the liquidity factors and market access risks unique to notes.

Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exist that supports the servicing of financial commitments.

B: Highly speculative. B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

• The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• The issuer had entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

Calvert Ultra-Short Duration Income NextShares	94	SAI dated February 1, 2019

• The formal announcement by the issuer or their agent of distressed debt exchange;

• A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

• An uncured payment default on a bond, loan or other material financial obligation, but

• Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

• Has not otherwise ceased operating.

This would include:

• The selective payment default on specific class or currency of debt;

• The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

• The extension of multiple waivers of forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

• Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

• In all cases, the assignment of default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Notes to Long-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Short-Term Credit Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

Calvert Ultra-Short Duration Income NextShares	95	SAI dated February 1, 2019

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

S&P Insurer Financial Strength Ratings

An S&P insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims.

Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e., debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

Category Definition

AAA

An insurer rated 'AAA' has extremely strong financial security characteristics. 'AAA' is the highest insurer financial strength rating assigned by S&P.

AA

An insurer rated 'AA' has very strong financial security characteristics, differing only slightly from those rated higher.

A

An insurer rated 'A' has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB

An insurer rated 'BBB' has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

BB; CCC; and CC

An insurer rated 'BB' or lower is regarded as having vulnerable characteristics that may outweigh its strengths. 'BB' indicates the least degree of vulnerability within the range; 'CC' the highest.

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BB

An insurer rated 'BB' has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B

An insurer rated 'B' has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC

An insurer rated 'CCC' has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC

An insurer rated 'CC' has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R

An insurer rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

SD or D

An insurer rated 'SD' (selective default) or 'D' is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of 'R'. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A 'D' rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms. An 'SD' rating is assigned when S&P believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. A selective default includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.

NR

An insurer designated 'NR' is not rated.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch Insurer Financial Strength Rating

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection

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funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between 'B' and 'C' on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer's International Long-Term IFS Ratings.

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 APPENDIX C

Calvert Funds

Proxy Voting Policy and Procedures

I.       Overview

The Boards of Trustees (the “Board”) of the Calvert Funds1 have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy:

•	“Fund” means each registered investment company managed by the Adviser; and
•	“Adviser” means Calvert Research and Management.

II.       Delegation of Proxy Voting Responsibilities

The Board hereby delegates to the Adviser responsibility for voting the Fund’s proxies as described in this Policy in accordance with the Adviser’s Proxy Voting Policies and Procedures (“Adviser Procedures”), a copy of which has been provided to the Boards. All Fund proxies will be voted in accordance with the Adviser Procedures, provided that in the event a material conflict of interest arises with respect to a proxy to be voted for the Fund (as described in Section IV below) the Adviser shall follow the process for voting such proxy as described in Section IV below.

III.       Delegation of Proxy Voting Disclosure Responsibilities

Pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to file Form N-PX no later than August 31st of each year. On Form N-PX, the Fund is required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund, how it voted on the matter and whether it voted for or against management.

To facilitate the filing of Form N-PX for the Fund:

•	The Adviser is required to record, compile and transmit in a timely manner all data required to be filed on Form N-PX for the Fund that it manages. Such data shall be transmitted to the Adviser, which also acts as administrator to the Fund (the “Administrator”) or any third party service provider designated by the Administrator; and
•	The Administrator is required to file Form N-PX on behalf of the Fund with the Securities and Exchange Commission (the “Commission”) as required by the 1940 Act. The Administrator may delegate the filing to a third party service provider provided each such filing is reviewed and approved by the Administrator.

IV.       Conflicts of Interest

The Board expects the Adviser, as a fiduciary to the Fund it manages, to put the interests of the Fund and its shareholders above those of the Adviser. When required to vote a proxy for the Fund, the Adviser may have material business relationships with the issuer soliciting the proxy that could give rise to a potential material conflict of interest for the Adviser.2 In the event such a material conflict of interest arises, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxy related to the company or companies giving rise to such material conflict until it notifies and consults with at least two members of the Fund Board not affiliated with the Adviser (the “Board Members”), concerning the material conflict.3 For ease of communicating with the Board Members, the Adviser is required to provide the foregoing notice to the Fund’s Chief Legal Officer who will then notify and facilitate a consultation with the Board Members. Once the Board Members have been notified of the material conflict:

•	they shall convene a meeting to review and consider all relevant materials related to the proxies involved. This meeting shall be convened within 3 business days, provided that an effort will be made to convene the meeting sooner if the proxy must be voted in less than 3 business days;
•	in considering such proxies, the Adviser shall make available all materials requested by the Board Members and make reasonably available appropriate personnel to discuss the matter upon request; and
•	the Board Members will then instruct the Adviser on the appropriate course of action with respect to the proxy at issue.
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If the Board Members are unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, the Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Chairperson of the Board as soon as practicable and to the Board at its next meeting. Any determination regarding the voting of proxies of the Fund that is made by the Board Members shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V.       Reports and Review

The Administrator shall make copies of Form N-PX filed on behalf of the Fund available for the Board’s review upon the Board’s request. The Administrator shall also provide any reports reasonably requested by the Board regarding the proxy voting records of the Fund.

The Adviser shall report any material changes to the Adviser Procedures to the Board as soon as practicable and the Boards will review the Adviser Procedures annually.

The Adviser also shall report any changes to the Adviser Procedures to the Fund’s Chief Legal and Compliance Officers prior to implementing such changes in order to enable the Administrator to effectively coordinate the Fund’s disclosure relating to the Adviser Procedures.

To the extent requested by the Commission, the Policy and the Adviser Procedures shall be appended to the Fund’s statement of additional information included in its registration statement.

______________

1 The Calvert Funds may be organized as trusts or corporations. For ease of reference, the Funds may be referred to herein as Trusts and the Funds’ Board of Trustees or Board of Directors may be referred to collectively herein as the Board.

2 The Adviser is expected to maintain a process for identifying a potential material conflict of interest. As an example only, such potential conflicts may arise when the issuer is a client of the Adviser and generates a significant amount of fees to the Adviser or the issuer is a distributor of the Adviser’s products.

3 If a material conflict of interest exists with respect to a particular proxy and the Adviser Procedures require that proxies are to be voted in accordance with the recommendation of a third party proxy voting vendor, the requirements of this Section IV shall only apply if the Adviser intends to vote such proxy in a manner inconsistent with such third party recommendation.

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APPENDIX D

CALVERT RESEARCH AND MANAGEMENT

PROXY VOTING POLICIES AND PROCEDURES

I.       Introduction

Calvert Research and Management (“Calvert” or the “Adviser”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser’s authority to vote the proxies of its clients is established by advisory contracts or similar documentation. These proxy voting policies and procedures (“Procedures”) reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.       Overview

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). Calvert believes companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Calvert has established guidelines for voting proxies that are set forth in Appendix A (the “Guidelines”) and generally will utilize such Guidelines in voting proxies on behalf of its clients. The Guidelines reflect input from the Proxy Group (defined below) and other Calvert investment professionals and are believed to be consistent with the views of Calvert on the various types of proxy proposals and, if applicable, The Calvert Principles for Responsible Investment. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

The Adviser will vote any proxies received by a client for which it has sole investment discretion (including the Calvert Funds) through a third-party proxy voting service (“Agent”) in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Where applicable, proxies will be voted in accordance with client-specific guidelines. Although the Adviser retains the services of the Agent for research and voting recommendations, the Adviser remains responsible for proxy voting decisions.

III.       Roles and Responsibilities

A.       Proxy Administrators

The Proxy Administrators and/or their designees coordinate the consideration of proxies referred back to the Adviser by the Agent, and otherwise administer these Procedures. In a Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Proxy Group. A Proxy Administrator also may designate another employee to perform certain of the Proxy Administrator’s duties hereunder, subject to the oversight of the Proxy Administrator. The Proxy Administrators are employees of Calvert and are appointed to serve by Calvert’s President.

B.       Agent

The Agent is responsible for coordinating with the clients’ custodians and the Adviser to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to the Agent. The Agent shall vote and/or refer all proxies in accordance with the Guidelines, unless otherwise instructed by the Adviser in accordance with these Procedures. The Agent shall retain a record of all proxy votes handled by the Agent. With respect to any Calvert Fund vote memorialized therein, such record must reflect all of the information required to be disclosed in the Calvert Funds’ Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended, to the extent applicable. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

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Subject to the oversight of the Adviser, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Adviser, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Adviser when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified. The Adviser is responsible for the ongoing oversight of the Agent as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014). Such oversight currently may include one or more of the following:

•	periodic review of Agent’s proxy voting platform and reporting capabilities (including recordkeeping);
•	periodic review of a sample of ballots for accuracy and correct application of the Guidelines;
•	periodic meetings with Agent’s client services team;
•	periodic in-person and/or web-based due diligence meetings;
•	receipt and review of annual certifications received from the Agent; and/or
•	annual review of due diligence materials provided by the Agent, including review of procedures and practices regarding potential conflicts of interests.

C.       Proxy Group

The Adviser has established a Proxy Group which is responsible for reviewing the Guidelines at least annually. The Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser or the Agent as described below.

The members of the Proxy Group shall consist of employees of Calvert appointed by Calvert’s Chief Executive Officer (“CEO”) and President. The Proxy Administrators are not voting members of the Proxy Group. Members of the Proxy Group may be changed from time to time at the Adviser’s’ discretion. Matters that require the approval of the Proxy Group may be acted upon by its member(s) available to consider the matter.

IV.       Proxy Voting

A.       The Guidelines

Calvert generally vote proxies in accordance with the positions set forth in the Guidelines. The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the shareholders may be asked to cast their proxies. There also may be instances when the Adviser votes shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is deemed by the Adviser to be in the best interests of the shareholders. Also, with respect to the Calvert Funds, to the extent that the Guidelines do not address potential voting issues, the Boards of Trustees/Directors the Calvert Funds delegate to the Adviser the authority to act on behalf of the Funds to promote the applicable Funds’ investment objective(s) and social goals. To the extent the Adviser votes proxies in a manner not strictly in accordance with the Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section VI below.

The Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Calvert Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

B.       Voting Procedures

Except as noted in Section VI below, the Proxy Administrators and/or their designees shall instruct the Agent to vote proxies as follows:

1.	Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Agent shall vote in accordance with the Guidelines, which for certain types of proposals, are recommendations of the Agent made on a case-by-case basis.

2.	Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the applicable Proxy Administrator and/or his/her designee shall evaluate the proxy and, if provided, the recommendation of the Agent and determine whether the proxy can be voted in accordance with past practice or the recommendation of the Agent. If not, the

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Proxy Administrator shall seek input from the Proxy Group, relevant portfolio managers, and/or the Calvert employee covering the company subject to the proxy proposal and shall instruct the Agent to vote based on this input. The Proxy Administrator and/or his/her designee will maintain a record of all proxy proposals that are referred by the Agent, as well as all applicable recommendations, analysis and research received and the resolution of the matter.

3.	Votes Contrary to the Guidelines or Where Agent is Conflicted

In the event Calvert recommends a vote contrary to the Guidelines, the applicable Proxy Administrator and/or his/her designee will provide the Proxy Group with the Agent’s recommendation for the proposal along with any other relevant materials, including a description of the basis for Calvert’s recommendation, and the Proxy Administrator and/or designee will then instruct the Agent to vote the proxy in the manner determined by the Proxy Group. Should the vote by the Proxy Group concerning one or more recommendations result in a tie, Calvert’s CEO and President will determine the manner in which the proxy will be voted. The Adviser will provide a report to the Boards of Trustees/Directors of the Calvert Funds reflecting any votes cast on behalf of the Calvert Funds contrary to the Guidelines, and shall do so quarterly. The same process will be followed if the Agent has a conflict of interest with respect to a proxy as described in Section VI.B.

4	Do Not Cast a Vote

It shall generally be the policy of the Adviser to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast. In addition, the Adviser may determine not to vote (i) if the economic effect on shareowners' interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); (iii) in markets in which shareowners' rights are limited; or (iv) the Adviser is unable to access or timely access ballots or other proxy information. Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

C.       Securities on Loan

The Adviser shall use its reasonable efforts to instruct the security lending agent to recall any security on loan by a Calvert Fund or other client that is subject to a proxy prior to the record date (generally three days prior to the record date).

V.       Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Advisers Act. Those records will include:

•	A copy of these Procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser or its Agent for two years after they are created.

VI.       Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.       Assessment of Agent

The Adviser shall establish that the Agent (i) is independent from the Adviser, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Adviser shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Adviser may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Adviser in writing within fifteen (15) calendar days of any material change to information previously provided to the Adviser in connection with establishing the Agent's independence, competence or impartiality.

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B.       Conflicts of Interest

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential material conflicts of interest, the Adviser will take the following steps:

•	Quarterly, the Legal and Compliance Department will ask the department heads of each department of the Adviser and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Adviser and principal underwriter of Calvert Funds) for a list of significant clients or prospective clients of the Adviser or EVD;
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrators;
•	The Proxy Administrators will compare the list of Conflicted Companies with the names of companies for which the Adviser has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the applicable Proxy Administrator will report that fact to the Proxy Group.
•	If a Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
•	If a Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines, the Proxy Group will then determine if a material conflict of interest exists between the Adviser and its clients (in consultation with the Legal and Compliance Department if needed). If the Proxy Group determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
•	The client, in the case of an individual, corporate, institutional or benefit plan client;
•	In the case of a Fund, at least two members of the Calvert Fund Boards not affiliated with the Adviser as described in the Calvert Funds Proxy Voting Policy and Procedures; or
•	If Calvert serves as sub-adviser to an account, then to the adviser of that account.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the applicable Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the applicable Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the applicable Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Adviser shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Adviser’s request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to the Adviser, the Agent shall provide the Adviser with such information as the Adviser deems reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Adviser shall review such information on a monthly basis. The Proxy Administrators shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrators. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The applicable Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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APPENDIX A

CALVERT RESEARCH AND MANAGEMENT

GLOBAL PROXY VOTING GUIDELINES

I.        INTRODUCTION

Calvert Research and Management (“Calvert” or the “Adviser”) believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value. Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our clients, Calvert generally votes our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the shareholders may be asked to cast their proxies. There also may be instances when the Adviser votes shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is deemed by the Adviser to be in the best interests of shareholders.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Adviser generally foresees voting all shares as described except in special circumstances where the Adviser determines that a contrary vote may be in the best interests of shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Adviser cannot determine in advance whether such proposals are generally in the best interests of shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

Calvert appreciates that issues brought to shareowners may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Adviser will assess both best practices in the country in question and consistency with these Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record for the Calvert Funds is available on our web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.        CORPORATE GOVERNANCE

A.        Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards. Therefore, for private companies, the Adviser will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

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The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•	The Adviser will oppose slates of directors without at least a majority of independent directors.
•	The Adviser will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
•	The Adviser will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.
•	The Adviser will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•	The Adviser will oppose individual directors who serve as members of the nominating committee if the board lacks at least one woman and one racially diverse director, and the board is not at least 30 percent diverse.
•	The Adviser will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•	The Adviser will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.
•	The Adviser will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.
•	The Adviser will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders, or when required under applicable rules or regulations adopted by the U.S. Securities and Exchange Commission.
•	The Adviser will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.
•	The Adviser will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.
•	The Adviser will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.
•	The Adviser will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.
•	The Adviser will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
•	The Adviser will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•	The Adviser will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•	The Adviser will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.
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Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	The Adviser will examine and vote on a case-by-case basis proposals to limit director tenure.
•	The Adviser will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Adviser will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
•	The Adviser will oppose excessive awards of stock or stock options to directors.

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, the Adviser will vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;
•	The presence of problematic pay practices relating to director compensation;
•	Director stock ownership guidelines and holding requirements;
•	Equity award vesting schedules;
•	The mix of cash and equity-based compensation;
•	Meaningful limits on director compensation;
•	The availability of retirement benefits or perquisites; and
•	The quality of disclosure surrounding director compensation.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Adviser will evaluate director nominees on a case-by-case basis in contested election of directors.
•	The Adviser will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.
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Proxy Contests/Proxy Access – Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Adviser will vote case-by-case on the election of directors in contested elections, considering the following factors: (i) long-term financial performance of the target company relative to its industry; (ii) management’s track record; (iii) background to the contested election; (iv) Nominee qualifications and any compensatory arrangements; (v) strategic plan of dissident slate and quality of critique against management; (vi) likelihood that the proposed goals and objectives can be achieved (both slates); and (vii) stock ownership positions.
•	The Adviser will vote case-by-case for individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•	The Adviser will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•	The Adviser will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Adviser will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Adviser will ordinarily oppose supermajority vote requirements.
•	The Adviser will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.
•	The Adviser will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.
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•	The Adviser will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Adviser will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.
•	The Adviser will examine and vote on a case-by-case basis proposals that create threshold targets for a shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Adviser will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
•	The Adviser will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Adviser will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation. This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•	The Adviser will ordinarily oppose proposals to create dual classes of stock. However, the Adviser will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.
•	The Adviser will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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•	The Adviser will ordinarily oppose proposals seeking ratification of the auditor when the Adviser determines that the independence of the auditor may be compromised.
•	The Adviser will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.
•	The Adviser will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).
•	The Adviser will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•	The Adviser will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Adviser will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

•	The Adviser will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the Adviser determines that the independence of the auditor may be compromised.
•	The Adviser will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Adviser will ordinarily support proposals that call for full disclosure of company financial performance.
•	The Adviser will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
•	The Adviser will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
•	The Adviser will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.
•	The Adviser will ordinarily support proposals that call for disclosure of related party transactions.
•	The Adviser will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	The Adviser will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.        Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of

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alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•	The Adviser will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.
•	The Adviser will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

•	The Adviser will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).
•	The Adviser will support proposals seeking to establish an annual shareholder advisory vote on compensation.
•	The Adviser will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.
•	The Adviser will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation or Proposed Sale

This type of proposal concerns specific advisory votes on “golden parachute” arrangements for Named Executive Officers (NEOs) that are required under The Dodd-Frank Wall Street Reform and Consumer Protection Act. Special focus is placed on severance packages that provide inappropriate windfalls and cover certain tax liabilities of executives.

•	The Adviser will vote case-by-case on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with NEOs rather than focusing primarily on new or extended arrangements.

Equity Plans for Non-Employee Directors

•	The Adviser will vote case-by-case on compensation plans for non-employee directors, based on:
•	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
•	The company’s three-year burn rate relative to its industry/market cap peers; and
•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

Non-Employee Director Pay – U.S.

•	The Adviser will oppose members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e., two or more years) of awarding excessive non-employee director compensation without disclosing a compelling reason or other mitigating factors.

Shareholder Ratification of Director Pay Program

•	The Adviser will apply the following framework to U.S. ratification of non-employee director pay programs and will vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on:
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•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
•	An assessment of the following qualitative factors:
•	The relative magnitude of director compensation as compared to companies of a similar profile;
•	The presence of problematic pay practices relating to director compensation;
•	Director stock ownership guidelines and holding requirements;
•	Equity award vesting schedules;
•	The mix of cash and equity-based compensation;
•	Meaningful limits on director compensation;
•	The availability of retirement benefits or perquisites; and
•	The quality of disclosure surrounding director compensation.

Compensation Committee

•	The Adviser may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•	The Adviser will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.
•	The Adviser will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.
•	The Adviser will examine and ordinarily oppose proposals for re-pricing of underwater options.
•	The Adviser will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
•	The Adviser will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.
•	The Adviser will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.
•	The Adviser will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.
•	The Adviser will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Adviser will oppose any ESOP whose primary purpose is to prevent a corporate takeover.
•	The Adviser will vote case-by-case when plan features include discretional vesting authority.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Adviser will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

•	The Adviser will support proposals requesting that management provide a pay equity report, including any proposals that address gender pay gap.
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Ratio between CEO and Worker Pay

•	The Adviser will support proposals requesting that management report on the ratio between CEO and employee compensation.
•	The Adviser will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•	The Adviser will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•	The Adviser will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.
•	The Adviser will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
•	The Adviser will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.        Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•	The Adviser will support proposals that consider non-financial impacts of mergers.
•	The Adviser will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.
•	The Adviser will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•	The Adviser will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.
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Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings (“IPOs”). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•	The Adviser will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.
•	The Adviser will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•	The Adviser will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
•	The Adviser will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).
•	The Adviser will ordinarily oppose proposals to reincorporate outside the United States if the Adviser determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Adviser will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
•	The Adviser will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Adviser will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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•	The Adviser will ordinarily oppose the creation of blank check preferred stock. In addition, the Adviser will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Adviser will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
•	The Adviser will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

•	Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.
•	The Adviser will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.        CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.        Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•	The Adviser will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
•	The Adviser will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.        Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•	The Adviser will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
•	The Adviser will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.
•	The Adviser will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.

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Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•	The Adviser will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change. Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using various guidelines. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•	The Adviser will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
•	The Adviser will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.
•	The Adviser will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.
•	The Adviser will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change. Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts. Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•	The Adviser will support proposals seeking the preparation of a report on the company’s risks due to climate change.
•	The Adviser will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.
•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.
•	The Adviser will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

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•	The Adviser will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.
•	The Adviser will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•	The Adviser will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
•	The Adviser will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•	The Adviser will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.
•	The Adviser will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.
•	The Adviser will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations1.” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•	The Adviser will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.        Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Adviser will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
•	The Adviser will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
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•	The Adviser will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•	The Adviser will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers. This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Adviser will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
•	The Adviser will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of “glass ceilings” for women and minority employees.
•	The Adviser will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.
•	The Adviser will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.
•	The Adviser will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
•	The Adviser will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

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•	The Adviser will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.        International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•	The Adviser will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.
•	The Adviser will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.
•	The Adviser will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
•	The Adviser will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
•	The Adviser will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.
•	The Adviser will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.
•	The Adviser will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

•	The Adviser will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

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•	The Adviser will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation. Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development. In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations. These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions. Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•	The Adviser will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.
•	The Adviser will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•	The Adviser will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
•	The Adviser will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.        Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them. Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•	The Adviser will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
•	The Adviser will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.
•	The Adviser will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.
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F.        Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•	The Adviser will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.
•	The Adviser will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Adviser will ordinarily support proposals asking companies to disclose product ingredients.
•	The Adviser will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.
•	The Adviser will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Adviser will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
•	The Adviser will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.
•	The Adviser will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Adviser will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
•	The Adviser will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.
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G.        Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Adviser will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.        Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Adviser will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Adviser will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Adviser will support proposals calling on companies to address and eliminate predatory lending practices.
•	The Adviser will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Adviser will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Adviser will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.
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I.        Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•	The Adviser will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
•	The Adviser will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
•	The Adviser will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.
•	The Adviser will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.        Other Issues

All social issues that are not covered in these Guidelines are delegated to the Adviser to vote in accordance with the Fund’s specific sustainable and socially responsible criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

________________

1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. https://www.energy.gov/sites/prod/files/90day_Report_Second_11.18.11.pdf.

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PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)			Amended and Restated Declaration of Trust dated September 11, 2018 filed herewith.
(b)			Amended and Restated By-Laws of Registrant adopted December 4, 2018 filed herewith.
(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	(a)	Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
		(b)	Amended and Restated Schedule A dated October 10, 2017 to the Investment Advisory Agreement dated December 31, 2016 filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 91 filed October 10, 2017 (Accession No. 0000940394-17-002009) and incorporated herein by reference.
	(2)		Form of Investment Advisory and Administrative Agreement between Calvert Management Series on behalf of Calvert Ultra-Short Duration Income NextShares and Calvert Research and Management dated October 3, 2017 filed as Exhibit (d)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(e)	(1)	(a)	Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 86 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated February 1, 2019 to the Master Distribution Agreement effective December 31, 2016 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
	(2)		Form of Distribution Agreement between each registered investment company listed on Exhibit A and Foreside Fund Services, LLC dated _______, 2017 filed as Exhibit (e)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(f)			Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
(g)	(1)	(a)	Master Custodian Agreement between Calvert Funds and State Street Bank and Trust Company dated December 1, 2000 incorporated by reference to Registrant’s Post-Effective Amendment No. 50, as filed with the Securities and Exchange Commission on April 27, 2001 (Accession No. 0000930661-01-500295).
		(b)	Form of Amendment to the Master Custodian Agreement dated _____, 2017 filed as Exhibit (g)(1)(b) to Post-Effective Amendment No. 90 filed October 3, 2017 (Accession No. 0000940394-17-001899) and incorporated herein by reference.
C-1

(h)	(1)	(a)	Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Appendix A dated February 1, 2019 to the Administrative Services Agreement dated December 31, 2016 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
	(2)	(a)	Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000319676-08-000004).
		(b)	Amendment to Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on April 29, 2013 Accession No. 0000319676-13-000003).
		(c)	Amendment to Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 77 filed with the Securities and Exchange Commission on April 28, 2016 (Accession No. 0000319676-16-000095).
		(d)	Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
	(3)		Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 1, 2017 filed as Exhibit (h)(3) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(4)	(a)	Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated February 1, 2019 to the Expense Reimbursement Agreement dated December 31, 2016 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
	(5)		Form of Authorized Participant Agreement dated _______, 2017 filed as Exhibit (h)(5) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
	(6)		Form of Operations Agreement dated _______, 2017 filed as Exhibit (h)(6) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
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	(7)		Form of Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Management Series dated _________, 2017 filed as Exhibit (h)(7) to Post-Effective Amendment No. 90 filed October 3, 2017 (Accession No. 0000940394-17-001899) and incorporated herein by reference.
(i)			Opinion of Internal Counsel dated January 28, 2019 filed herewith.
(j)	(1)		Consent of Independent Registered Public Accounting Firm for Calvert Floating-Rate Advantage Fund dated January 24, 2019 filed herewith.
	(2)		Consent of Independent Registered Public Accounting Firm for Calvert Ultra-Short Duration Income NextShares dated January 24, 2019 filed herewith.
(m)	(1)	(a)	Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated December 8, 2017 to the Master Distribution Plan for Class A shares adopted December 31, 2016 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(2)	(a)	Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated December 8, 2017 to the Master Distribution Plan for Class C shares adopted December 31, 2016 filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
(n)			Amended and Restated Multiple Class Plan for Calvert Funds effective January 25, 2019 filed as Exhibit (n) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
(p)	(1)	(a)	Code of Ethics adopted by the Calvert Funds effective October 1, 2018 filed as Exhibit (p)(1)(a) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-90946, 811-04015) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
		(b)	Code of Ethics adopted by the Eaton Vance Entities effective January 3, 2019 filed as Exhibit (p)(1) to Post-Effective Amendment No. 216 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 19, 2018 (Accession No. 0000940394-18-001866) and incorporated herein by reference.
(q)	(1)		Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
	(2)		Secretary’s Certificate dated January 28, 2019 filed as Exhibit (q)(2) to Post-Effective Amendment No. 95 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.

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Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 28.

Item 31.	Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts. Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

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Item 32.    Principal Underwriters

(a)	(1)	Registrant’s principal underwriter for its series Calvert Floating-Rate Advantage Fund, Calvert Tax-Free Responsible Impact Bond Fund and Calvert Unconstrained Bond Fund is Eaton Vance Distributors, Inc. (“EVD”), a wholly-owned subsidiary of Eaton Vance Corp. EVD is also the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)	(1)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Jin Chung	Vice President	None
Randy Clark	Vice President	None

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Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Michael Jaso	Vice President	None
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Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Robert Kuberski	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
George Lin	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
Anne Mahoney	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Jeffrey Nizzardo	Vice President	None
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Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Colleen Rooney	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Matthew Schleichkorn	Vice President	None
Keith Schnaars	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Andrew Wiginton	Vice President	None
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Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(a)	(2)	Registrant’s principal underwriter for its series Calvert Ultra-Short Income NextShares is Foreside Fund Services, LLC (the “Distributor”). Foreside Fund Services, LLC also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
ABS Long/Short Strategies Fund
Absolute Shares Trust
Active Weighting Funds ETF Trust
AdvisorShares Trust
AmericaFirst Quantitative Funds
American Beacon Funds
American Beacon Select Funds
American Century ETF Trust
ARK ETF Trust
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Brinker Capital Destinations Trust
Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
Center Coast MLP & Infrastructure Fund
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Context Capital Funds
CornerCap Group of Funds
Davis Fundamental ETF Trust
Direxion Shares ETF Trust
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Elkhorn ETF Trust
EntrepreneurShares Series Trust
Evanston Alternative Opportunities Fund
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Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
FEG Absolute Access Fund I LLC
FlexShares Trust
Forum Funds
Forum Funds II
FQF Trust
Friess Small Cap Growth Fund, Series of Managed Portfolio Series
GraniteShares ETF Trust
Guiness Atkinson Funds
Horizons ETF Trust
Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
Infinity Core Alternative Fund
Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
John Hancock Exchange-Traded Fund Trust
Manor Investment Funds
Miller/Howard Funds Trust
Miller/Howard High Income Equity Fund
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
MProved Systematic Long-Short Fund, Series Portfolios Trust
MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
OSI ETF Trust
Palmer Square Opportunistic Income Fund
Partners Group Private Income Opportunities, LLC
PENN Capital Funds
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
Quaker Investment Trust
Ranger Funds Investment Trust
Renaissance Capital Greenwich Funds
RMB Investors Trust (f/k/a Burnham Investors Trust)
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
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Salient MF Trust
SharesPost 100 Fund
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
Strategy Shares
The 504 Plan (f/k/a The Pennant 504 Fund)
The Chartwell Funds
The Community Development Fund
The Relative Value Fund
Third Avenue Trust
Third Avenue Variable Series Trust
TIFF Investment Program
Transamerica ETF Trust
U.S. Global Investors Funds
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
Vivaldi Opportunities Fund
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Wintergreen Fund, Inc.
WisdomTree Trust
WST Investment Trust

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(b) (2)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	899 Cassalt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009 and Eaton Vance Management, located at Two International Place, Boston, MA 02110.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 28, 2019.

CALVERT MANAGEMENT SERIES
By:	John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 2019.

Signature	Title

John H. Streur*	President and Trustee
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Trustee	Miles D. Harper, III*	Trustee
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Trustee	Joy V. Jones*	Trustee
Alice Gresham Bullock		Joy V. Jones

Cari M. Dominguez*	Trustee	Anthony A. Williams*	Trustee
Cari M. Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Trustee
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

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EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(a)		Amended and Restated Declaration of Trust dated September 11, 2018
(b)		Amended and Restated By-Laws of Registrant adopted December 4, 2018
(i)		Opinion of Internal Counsel dated January 28, 2019
(j)	(1)	Consent of Independent Registered Public Accounting Firm for Calvert Floating-Rate Advantage Fund dated January 24, 2019
	(2)	Consent of Independent Registered Public Accounting Firm for Calvert Ultra-Short Duration Income NextShares dated January 24, 2019

C-14